AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 22, 2005

                                                       REGISTRATION NOS. 33-6931
                                                                        811-4727

================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                 --------------

                                    FORM N-1A
                             REGISTRATION STATEMENT
                                    UNDER THE
                             SECURITIES ACT OF 1933                          |X|
                           PRE-EFFECTIVE AMENDMENT NO.

                         POST-EFFECTIVE AMENDMENT NO. 49                     |X|

                                     AND/OR
                             REGISTRATION STATEMENT
                                    UNDER THE

                         INVESTMENT COMPANY ACT OF 1940                      |X|
                                AMENDMENT NO. 50                             |X|

                        (CHECK APPROPRIATE BOX OR BOXES)
                                 --------------

                      PHOENIX STRATEGIC EQUITY SERIES FUND
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                                 --------------

                  101 MUNSON STREET, GREENFIELD, MASSACHUSETTS    01301
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)    (ZIP CODE)
                C/O PHOENIX EQUITY PLANNING--SHAREHOLDER SERVICES

                                 (800) 243-1574
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                        COUNSEL AND CHIEF LEGAL OFFICER:
                               KEVIN J. CARR, ESQ.
                                     COUNSEL
                         PHOENIX LIFE INSURANCE COMPANY
                                ONE AMERICAN ROW
                        HARTFORD, CONNECTICUT 06102-5056

                              JOHN R. FLORES, ESQ.
                         PHOENIX LIFE INSURANCE COMPANY
                                ONE AMERICAN ROW
                        HARTFORD, CONNECTICUT 06102-5056
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)
                                 --------------

 It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)
 [ ] on _____________ pursuant to paragraph (b)
 [ ] 60 days after filing pursuant to paragraph (a)(1)
 [ ] on _____________ pursuant to paragraph (a)(1)
 |X| 75 days after filing pursuant to paragraph (a)(2)
 [ ] on               pursuant to paragraph (a)(2) of Rule 485.
 If appropriate, check the following box:
 [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

--------------------------------------------------------------------------------
                                                                   JULY 29, 2005
--------------------------------------------------------------------------------




PROSPECTUS

> PHOENIX DYNAMIC GROWTH FUND

> PHOENIX FUNDAMENTAL GROWTH FUND

> PHOENIX LARGE-CAP GROWTH FUND

> PHOENIX STRATEGIC GROWTH FUND


                                                Get Fund documents
                                                by e-mail instead.

                                               Eligible shareholders
                                             may sign up for E-Delivery
                                                at PhoenixFund.com





TRUST NAME: PHOENIX STRATEGIC
EQUITY SERIES FUND

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This prospectus contains important information that you should know before investing in Phoenix Dynamic
Growth Fund, Phoenix Fundamental Growth Fund,
Phoenix Large-Cap Growth Fund and Phoenix Strategic
Growth Fund. Please read it carefully and retain it for future reference.

[logo]PHOENIXFUNDS(SM)

PHOENIX STRATEGIC EQUITY SERIES FUND
--------------------------------------------------------------------------------



Table of Contents
Phoenix Dynamic Growth Fund
  Investment Risk and Return Summary.........................................  1
  Fund Fees and Expenses.....................................................  3
  Management of the Fund.....................................................  4
Phoenix Fundamental Growth Fund
  Investment Risk and Return Summary.........................................  7
  Fund Fees and Expenses.....................................................  9
  Management of the Fund..................................................... 10
Phoenix Large-Cap Growth Fund
  Investment Risk and Return Summary......................................... 13
  Fund Fees and Expenses..................................................... 16
  Management of the Fund..................................................... 17
Phoenix Strategic Growth Fund
  Investment Risk and Return Summary......................................... 19
  Fund Fees and Expenses..................................................... 22
  Management of the Fund..................................................... 23
Additional Investment Techniques............................................. 25
Pricing of Fund Shares....................................................... 26
Sales Charges................................................................ 29
Your Account................................................................. 31
How to Buy Shares............................................................ 33
How to Sell Shares........................................................... 33
Things You Should Know When Selling Shares................................... 34
Account Policies............................................................. 36
Investor Services and Other Information...................................... 39
Tax Status of Distributions.................................................. 40
Financial Highlights......................................................... 41

PHOENIX DYNAMIC GROWTH FUND
INVESTMENT RISK AND RETURN SUMMARY
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE

The Phoenix Dynamic Growth Fund has an investment objective of capital appreciation. There is no guarantee that the fund will achieve its objective. The fund's investment objective may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

> Under normal circumstances, the fund invests primarily in common stocks, generally those of companies with market capitalizations between $1.5 billion and $20 billion. The fund may invest in companies with higher or lower capitalizations.

> The adviser manages the fund's investment program and the general operations of the fund and the subadviser manages the investments of the fund. The subadviser uses an investment process based on the following:

         o General Economic Outlook. The subadviser develops expectations for economic growth, inflation, interest rates and U.S. corporate profit growth and from this analysis establishes minimum earnings growth rates for the issuers it will consider for the fund's portfolio;

         o Dynamic Themes. The subadviser identifies major demand trends that should create powerful investment opportunities. Investment themes are then developed to focus research activities on investment sectors that the subadvisor believes will grow at a fast rate based upon the strength of these trends regardless of overall economic growth;

         o Competitively Advantaged Companies. The subadviser selects companies within these high growth sectors that it believes are competitively advantaged and have an opportunity for significant revenue and/or earnings; and

         o Valuation Monitoring. The subadviser selects companies that typically have price/earnings to growth ratios that are less than that of the U.S. market averages.

> Generally, securities are sold if they become over-owned by institutional investors and their price ceases to respond to good news, if their industry conditions weaken as trends begin to deteriorate, if their fundamentals change and they are no longer able to maintain their growth rates, or if they decline in value without a tangible reason.

Temporary Defensive Strategy: During periods of rising interest rates, unstable pricing and currency exchange, or in response to extreme market fluctuations, the adviser, at its discretion, may invest part or all of the fund's assets in cash or cash equivalents. When this allocation happens, the fund may not achieve its investment objective.

Please refer to "Additional Investment Techniques" for other investment techniques of the fund.


                                                  Phoenix Dynamic Growth Fund  1

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

If you invest in this fund, you risk losing your investment.

GENERAL

The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.

Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease.

EQUITY SECURITIES

Generally, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (such as changes in inflation or consumer demand) and to events that affect particular industries (such as news about the success or failure of a new product).

o GROWTH STOCKS. Because growth stocks typically make little or no dividend payments to shareholders, investment return is based on a stock's capital appreciation, making return more dependent on market increases and decreases. Growth stocks are therefore more volatile than non-growth stocks to market changes, tending to drop more sharply when markets fall. Growth-oriented stocks typically underperform when value investing is in favor.

o SMALL AND MEDIUM CAPITALIZATION COMPANIES. Companies with smaller capitalizations are often companies with a limited operating history or companies in industries that have recently emerged due to cultural, economic, regulatory or technological developments. Such developments can have a significant impact or negative effect on small and medium capitalization companies and their stock performance and can make investment returns highly volatile. Product lines are often less diversified and subject to competitive threats. Smaller capitalization stocks are subject to varying patterns of trading volume and may, at times, be difficult to sell.

LIMITED NUMBER OF INVESTMENTS

Conditions that negatively affect securities in the portfolio will have a greater impact on the fund as compared to a fund that holds a greater number of security positions. In addition, the fund may be more sensitive to changes in the market value of a single issuer in its portfolio and therefore the value of your shares may be more volatile.

THEME INVESTING

Theme investing is dependent upon the subadviser's ability to anticipate emerging trends within the stock market, exploit such investment opportunities and to, thereafter, sell securities once the theme has become fully discovered. There is no assurance that the themes selected will increase as the market increases.

2  Phoenix Dynamic Growth Fund

PERFORMANCE TABLES

The fund has been in existence only since the date of this prospectus; therefore, performance information is not included since the fund has not had a full calendar year of investment returns.




FUND FEES AND EXPENSES
--------------------------------------------------------------------------------


This table illustrates all fees and expenses that you may pay if you buy and hold shares of the fund.

                                                                    CLASS A                    CLASS C
                                                                    SHARES                     SHARES
                                                                    ------                     ------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (load) Imposed on Purchases (as a
percentage of offering price)                                        5.75%                      None

Maximum Deferred Sales Charge (load) (as a percentage of
the lesser of the value redeemed or the amount invested)             None                     1.00%(a)

Maximum Sales Charge (load) Imposed on Reinvested

Dividends                                                            None                       None

Redemption Fee                                                       None                       None

Exchange Fee                                                         None                       None
                                                           -------------------------------------------------------
                                                                    CLASS A                    CLASS C
                                                                    SHARES                     SHARES
                                                                    ------                     ------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)

Management Fees                                                      0.80%                      0.80%

Distribution and Service (12b-1) Fees(b)                             0.25%                      1.00%

Other Expenses (c)                                                   1.16%                      1.16%
                                                                     -----                      -----

TOTAL ANNUAL FUND OPERATING EXPENSES                                 2.21%                      2.96%

Expense Reduction (d)                                               (0.76)%                    (0.76)%
                                                                     -----                      -----

NET ANNUAL OPERATING EXPENSES                                        1.45%                      2.20%
                                                                     =====                      =====

------------------------------------
(a) The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b) Distribution and Service Fees represent an asset-based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the NASD.

(c) Estimated at this time.

(d) Contractual arrangement with the fund's investment adviser to limit the fund's total operating expenses (excluding interest, taxes and extraordinary expenses), through August 31, 2006, so that such expenses do not exceed 1.45% for Class A Shares and 2.20% for Class C Shares. The adviser will not seek to recapture any operating expenses reimbursed under this arrangement.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

                                                  Phoenix Dynamic Growth Fund  3

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
   CLASS                                 1 YEAR                3 YEARS
--------------------------------------------------------------------------------
   Class A                                $714                  $1,158
--------------------------------------------------------------------------------
   Class C                                $323                  $ 844
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

--------------------------------------------------------------------------------
   CLASS                                 1 YEAR                3 YEARS
--------------------------------------------------------------------------------
   Class A                                $714                  $1,158
--------------------------------------------------------------------------------
   Class C                                $223                  $ 844
--------------------------------------------------------------------------------

The examples assume that the expense reimbursement obligations of the adviser are in effect for one year. Thereafter, the examples do not reflect any expense reimbursement.



MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------


THE ADVISER AND SUBADVISER

Phoenix Investment Counsel, Inc. ("Phoenix") is the investment adviser to the fund and is located at 56 Prospect Street, Hartford, CT 06115. Phoenix acts as the investment adviser for 14 fund companies totaling 45 mutual funds and as adviser to institutional clients. As of March 31, 2005, Phoenix had $19.8 billion in assets under management. Phoenix has acted as an investment adviser for over 70 years.

Bennett Lawrence Management, LLC ("Bennett Lawrence") is the subadviser to the fund and is located at 757 Third Avenue, 19th Floor, New York, NY 10017. Bennett Lawrence acts as adviser to institutions and individuals. As of March 31, 2005, Bennett Lawrence had $1.45 billion in assets under management. Bennett Lawrence has been an investment adviser since 1995.

Subject to the direction of the fund's Board of Trustees, Phoenix is responsible for managing the fund's investment program, overseeing the fund's subadviser and recommending its hiring, termination and replacement, and for the general operations of the fund. Bennett Lawrence, as subadviser, is responsible for the day-to-day management of the fund's portfolio. Bennett Lawrence manages the fund's assets to conform with the investment policies as described in this prospectus.

The fund pays Phoenix a monthly investment management fee that is accrued daily against the value of the fund's net assets at the rate of 0.80%.

4  Phoenix Dynamic Growth Fund

Phoenix has contractually agreed to limit total operating expenses of the fund (excluding interest, taxes and extraordinary expenses), through August 31, 2006, so that such expenses do not exceed the following percentages of the average annual net asset values of the fund:

--------------------------------------------------------------------------------
                                         Class A               Class C
--------------------------------------------------------------------------------
   Dynamic Growth Fund                    1.45%                 2.20%
--------------------------------------------------------------------------------

Phoenix pays Bennett Lawrence a subadvisory fee at the rate of 0.40%.

The fund and Phoenix have received an exemptive order from the Securities and Exchange Commission that permits Phoenix, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment adviser for a fund pursuant to the terms of a new subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any subadvisory agreement; and
(c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been assigned because of a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new subadviser that normally is provided in a proxy statement.

PORTFOLIO MANAGEMENT

VAN SCHREIBER and W. ALEXANDER L. ELY co-manage the fund and are jointly and primarily responsible for the day-to-day management of the fund's portfolio.

Mr. Schreiber has served on the fund's portfolio management team since its inception in 2005. He is the Managing Member and Chief Portfolio Manager at Bennett Lawrence (since 1995). Previously, he was a Managing Director and Senior Growth Portfolio Manager with Deutsche Morgan Grenfell/C.J. Lawrence, Inc. (1965-1995). In 1965, he joined C.J. Lawrence as a Research Analyst; he became Head of Institutional Marketing in 1968; and a Partner of the firm in 1969. Since 1976, Mr. Schreiber served as an Executive Vice President of the firm and a member of the Board of Directors until its acquisition by Morgan Grenfell.

Mr. Ely has served on the fund's portfolio management team since its inception in 2005. He is a Portfolio Manager at Bennett Lawrence (since 1997). Prior to joining the firm, Mr. Ely was an Equity Product Manager at Oppenheimer Management Corp. (1992-1997), and a Strategy Clerk at the Boston Stock Exchange (1988-1989).

Please refer to the Statement of Additional Information for additional information about the fund's portfolio managers, including the structure of and method of computing compensation, other accounts they manage and their ownership of securities of the fund.

                                                  Phoenix Dynamic Growth Fund  5

PRIOR PERFORMANCE OF BENNETT LAWRENCE

The performance information shown below represents a composite of the prior performance of all discretionary accounts managed by Bennett Lawrence with substantially similar investment objectives, policies and strategies as the Dynamic Growth Fund. Performance results are net of account fees and expenses, and assume all dividends and distributions have been reinvested. The discretionary accounts are not registered mutual funds and were not subject to certain investment limitations and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code, which, if applicable, may have adversely affected the performance of the composite. Bennett Lawrence's performance results would have been lower had fund expenses been used. The composite performance does not represent the historical performance of the fund and should not be interpreted as indicative of the future performance of the fund.

[GRAPHIC OMITTED]

CALENDAR YEAR       ANNUAL RETURN (%)

    1998                  12.2
    1999                  75.3
    2000                  -4.9
    2001                 -16.1
    2002                 -15.8
    2003                  34.2
    2004                  21.3

Year-to-date performance (through March 31, 2005) is -6.0%.

----------------------------------------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS                                                                       SINCE
  (FOR THE PERIODS ENDED MARCH 31, 2005)       1 YEAR           3 YEARS          5 YEARS         INCEPTION(1)
----------------------------------------------------------------------------------------------------------------
 Mid Cap Composite                              7.40%            9.16%            -2.51%            8.42%
----------------------------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)                            6.67%            2.74%            -3.21%            4.55%
----------------------------------------------------------------------------------------------------------------
 Russell Midcap(R) Growth Index(3)              8.31%            6.19%            -7.30%            4.96%
----------------------------------------------------------------------------------------------------------------

(1) Since October 1, 1997.

(2) The S&P 500(R) Index is a half-float adjusted market capitalization-weighted index of 500 of the largest U.S. companies and is provided for general comparative purposes. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the fees, expenses or taxes associated with the active management of an actual portfolio.

(3) The Russell Midcap(R) Growth Index is a market capitalization-weighted index of medium-capitalization, growth-oriented stocks of U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the fees, expenses or taxes associated with the active management of an actual portfolio.

The private accounts whose composite returns are shown above were managed by the same individuals that are managing the fund. The net annual returns for the Mid Cap Composite were calculated on a time-weighted, asset-weighted, total return basis, including a 1.00% management fee charged on a quarterly basis (which represents the highest advisory fee), commissions on securities transactions, margin interest paid, and dividend and interest earned. This method differs from the method used by the Securities and Exchange Commission.


6  Phoenix Dynamic Growth Fund

PHOENIX FUNDAMENTAL GROWTH FUND
INVESTMENT RISK AND RETURN SUMMARY
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE

The Phoenix Fundamental Growth Fund has an investment objective of long-term capital appreciation. There is no guarantee that the fund will achieve its objective. The fund's investment objective may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

> Under normal circumstances, the fund invests primarily in common stocks, which the subadviser believes to have appreciation potential. Although the fund may invest in issuers of any capitalization, the fund generally invests principally in larger capitalization issuers.

> The adviser manages the fund's investment program and the general operations of the fund and the subadviser manages the investments of the fund. The subadviser seeks growth through disciplined, diversified investments in stocks that the subadviser believes have the ability to grow earnings in the future based on the opportunities to earn high returns on invested capital today.

> Securities are analyzed using a bottom-up approach. The subadviser focuses on companies that it believes have market dominance, strong management with a commitment to shareholders, financial strength and a favorable long-term growth outlook.

> The fund will normally have 45 to 55 portfolio holdings at any given time.

> Generally, securities are sold when companies experience falling returns on invested capital, position limits are reached or if a stock attains its target price.

> The subadviser's investment strategies may result in a higher portfolio turnover rate for the fund. High portfolio turnover rates may increase brokerage and other transaction costs to the fund, may negatively affect fund performance, and may increase capital gain distributions, resulting in greater tax liability to you.


Temporary Defensive Strategy: During periods of rising interest rates, unstable pricing and currency exchange, or in response to extreme market fluctuations, the adviser, at its discretion, may invest part or all of the fund's assets in cash or cash equivalents. When this allocation happens, the fund may not achieve its investment objective.


Please refer to "Additional Investment Techniques" for other investment techniques of the fund.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

If you invest in this fund, you risk losing your investment.

                                              Phoenix Fundamental Growth Fund  7

GENERAL

The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.

Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease.

EQUITY SECURITIES

Generally, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (such as changes in inflation or consumer demand) and to events that affect particular industries (such as news about the success or failure of a new product).

o GROWTH STOCKS. Because growth stocks typically make little or no dividend payments to shareholders, investment return is based on a stock's capital appreciation, making return more dependent on market increases and decreases. Growth stocks are therefore more volatile than non-growth stocks to market changes, tending to drop more sharply when markets fall. Growth-oriented stocks typically underperform when value investing is favor.

o LARGER MARKET CAPITALIZATION COMPANIES. Companies with large capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, a fund's value may not rise as much as the value of funds that emphasize companies with smaller market capitalizations.

o SMALL AND MEDIUM CAPITALIZATION COMPANIES. Companies with smaller capitalizations are often companies with a limited operating history or companies in industries that have recently emerged due to cultural, economic, regulatory or technological developments. Such developments can have a significant impact or negative effect on small and medium capitalization companies and their stock performance and can make investment returns highly volatile. Product lines are often less diversified and subject to competitive threats. Smaller capitalization stocks are subject to varying patterns of trading volume and may, at times, be difficult to sell.

LIMITED NUMBER OF INVESTMENTS

Conditions that negatively affect securities in the portfolio will have a greater impact on the fund as compared to a fund that holds a greater number of security positions. In addition, the fund may be more sensitive to changes in the market value of a single issuer in its portfolio and therefore the value of your shares may be more volatile.

8  Phoenix Fundamental Growth Fund

PERFORMANCE TABLES

The fund has been in existence only since the date of this prospectus; therefore, performance information is not included since the fund has not had a full calendar year of investment returns.



FUND FEES AND EXPENSES

--------------------------------------------------------------------------------


This table illustrates all fees and expenses that you may pay if you buy and hold shares of the fund.

                                                                                  CLASS A       CLASS C
                                                                                  SHARES        SHARES
                                                                                  ------        ------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (load) Imposed on Purchases (as a Percentage of
offering price)                                                                    5.75%          None


Maximum Deferred Sales Charge (load) (as a percentage of
lesser of the value redeemed or the amount invested)                               None          1.00%(a)


Maximum Sales Charge (load) Imposed on Reinvested Dividends                        None           None

Redemption Fee                                                                     None           None

Exchange Fee                                                                       None           None
                                                                          -----------------------------------
                                                                                  CLASS A       CLASS C
                                                                                  SHARES        SHARES
                                                                                  ------        ------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)


Management Fees                                                                    0.80%         0.80%


Distribution and Service (12b-1) Fees(b)                                           0.25%         1.00%


Other Expenses(c)                                                                  0.94%         0.94%
                                                                                   -----         -----

TOTAL ANNUAL FUND OPERATING EXPENSES                                               1.99%         2.74%

Expense Reduction(d)                                                              (0.54)%       (0.54)%
                                                                                   -----         -----
NET ANNUAL FUND OPERATING EXPENSES                                                 1.45%         2.20%
                                                                                   =====         =====



------------------------------------
(a) The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b) Distribution and Service Fees represent an asset-based sales charge that, for a long-term shareholder, may be higher than the maximum front end sales charge permitted by the NASD.

(c) Estimated at this time.


(d) Contractual arrangement with the fund's investment adviser to limit the fund's total operating expenses (excluding interest, taxes and extraordinary expenses), through August 31, 2006, so that such expenses do not exceed 1.45% for Class A Shares and 2.20% for Class C Shares. The adviser will not seek to recapture any operating expenses reimbursed under this arrangement.


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

                                              Phoenix Fundamental Growth Fund  9

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
   CLASS                                 1 YEAR                3 YEARS
--------------------------------------------------------------------------------

   Class A                                $714                 $1,114
--------------------------------------------------------------------------------
   Class C                                $323                  $ 799

--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

--------------------------------------------------------------------------------
   CLASS                                 1 YEAR                3 YEARS
--------------------------------------------------------------------------------

   Class C                                $223                  $ 799
--------------------------------------------------------------------------------

The examples assume that the expense reimbursement obligations of the adviser are in effect for one year. Thereafter, the examples do not reflect any expense reimbursement obligations.




MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------


THE ADVISER AND SUBADVISER


Phoenix Investment Counsel, Inc. ("Phoenix") is the investment adviser to the fund and is located at 56 Prospect Street, Hartford, CT 06115. Phoenix acts as the investment adviser for 14 fund companies totaling 45 mutual funds and as adviser to institutional clients. As of March 31, 2005, Phoenix had $19.8 billion in assets under management. Phoenix has acted as an investment adviser for over 70 years.


CastleArk Management, LLC ("CastleArk") is the subadviser to the fund and is located at 1 North Wacker Drive, Suite 3950, Chicago, IL 60606. CastleArk acts as adviser to institutions and individuals. As of March 31, 2005, CastleArk had $1.5 billion in assets under management. CastleArk has been an investment adviser since 1999.


Subject to the direction of the fund's Board of Trustees, Phoenix is responsible for managing the fund's investment program, overseeing the fund's subadviser and recommending its hiring, termination and replacement, and for the general operations of the fund. CastleArk, as subadviser, is responsible for the day-to-day management of the fund's portfolio. CastleArk manages the fund's assets to conform with the investment policies as described in this prospectus.

10  Phoenix Fundamental Growth Fund

The fund pays Phoenix a monthly investment management fee that is accrued daily against the value of the fund's net assets at the rate of 0.80%.

Phoenix has contractually agreed to limit total operating expenses of the fund (excluding interest, taxes and extraordinary expenses) until August 31, 2006, so that such expenses do not exceed the following percentages of the average annual net asset values of the fund:


--------------------------------------------------------------------------------
                                         CLASS A                CLASS C
--------------------------------------------------------------------------------

Fundamental Growth Fund                   1.45%                  2.20%
--------------------------------------------------------------------------------

Phoenix pays CastleArk a subadvisory fee at the following rates:

--------------------------------------------------------------------------------
                     1st $50 million                  $50+ million
--------------------------------------------------------------------------------
                          0.45%                          0.40%
--------------------------------------------------------------------------------

The fund and Phoenix have received an exemptive order from the Securities and Exchange Commission that permits Phoenix, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment adviser for a fund pursuant to the terms of a new subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any subadvisory agreement; and
(c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been assigned because of a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new subadviser that normally is provided in a proxy statement.


PORTFOLIO MANAGEMENT


JEROME A. CASTELLINI and ROBERT S. TAKAZAWA, CFA, CIC co-manage the fund and are jointly and primarily responsible for the day-to-day management of the fund's portfolio.

Mr. Castellini has served on the fund's portfolio management team since its inception in 2005. He is President and Chief Investment Officer of CastleArk (since 1999). Previously,

Mr. Castellini was a Managing Partner with Loomis, Sayles & Company, LP. He was responsible for growth mutual funds (1993 through 1998) and for mid-large capitalization equities (1989 through 1998). Prior to his employment at Loomis Sayles, he was a Portfolio Manager with Kemper Financial (1981 through 1988).

Mr. Takazawa has served on the fund's portfolio management team since its inception in 2005. He is a Vice President and Portfolio Manager at CastleArk since 1999. Prior to joining the firm, Mr. Takazawa was a Portfolio Manager at Loomis, Sayles & Company, LP (1994-1999) and a Portfolio Manager at Kemper Financial (1973-1994).


Please refer to the Statement of Additional Information for additional information about the fund's portfolio managers, including the structure of and method of computing compensation, other accounts they manage and their ownership of securities of the fund.

                                             Phoenix Fundamental Growth Fund  11

PRIOR PERFORMANCE OF CASTLEARK


The performance information shown below represents a composite of the prior performance of all discretionary accounts managed by CastleArk with substantially similar investment objectives, policies and strategies as the Fundamental Growth Fund. Performance results are net of account fees and expenses, and assume all dividends and distributions have been reinvested. The discretionary accounts are not registered mutual funds and were not subject to certain investment limitations and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code, which, if applicable, may have adversely affected the performance of the composite. CastleArk's performance results would have been lower had fund expenses been used. The composite performance does not represent the historical performance of the fund and should not be interpreted as indicative of the future performance of the fund.


[GRAPHIC OMITTED]

CALENDAR YEAR       ANNUAL RETURN (%)

    2000                 10.26
    2001                -23.29
    2002                -30.38
    2003                 28.82
    2004                 18.65

Year-to-date performance (through March 31, 2005) is -2.30%.

----------------------------------------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS                                                                      SINCE
  (FOR PERIODS ENDED MARCH 31, 2005)          1 YEAR             3 YEARS           5 YEARS       INCEPTION(1)
----------------------------------------------------------------------------------------------------------------
  Large Cap Growth Composite                   9.89%              3.41%            -5.91%           4.11%
----------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index(2)                          6.67%              2.74%            -3.21%           0.72%
----------------------------------------------------------------------------------------------------------------
  Russell 1000(R) Growth Index(3)              1.16%             -0.69%           -11.28%          -4.07%
----------------------------------------------------------------------------------------------------------------

(1) Since March 1, 1999.

(2) The S&P 500(R) Index is a half-float adjusted market capitalization-weighted index of 500 of the largest U.S. companies and is provided for general comparative purposes. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the fees, expenses or taxes associated with the active management of an actual portfolio.

(3) The Russell 1000(R) Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the fees, expenses or taxes associated with the active management of an actual portfolio.

The net annual returns for the Large Cap Growth Composite were calculated on a time-weighted, asset-weighted, total return basis, including the weighted-average management fee charged on a quarterly basis, commissions on securities transactions, margin interest paid, and dividend and interest earned. This method differs from the method used by the Securities and Exchange Commission.


12  Phoenix Fundamental Growth Fund

PHOENIX LARGE-CAP GROWTH FUND
(FORMERLY PHOENIX-SENECA GROWTH FUND)
INVESTMENT RISK AND RETURN SUMMARY


INVESTMENT OBJECTIVE


Phoenix Large-Cap Growth Fund has an investment objective of long-term capital growth. There is no guarantee that the fund will achieve its objective.


PRINCIPAL INVESTMENT STRATEGIES


> Under normal circumstances, the fund invests at least 80% of its assets in stocks of large capitalization companies that, at the time of initial purchase, have market capitalizations within the range of companies included in the Russell 1000(R) Growth Index. Because large-cap companies are defined by reference to an index, the market capitalization of companies in which the fund may invest may vary with market conditions. As of June 30, 2005, the market capitalization range of companies included in the Russell 1000(R) Growth Index was $859.0 million to $367.5 billion. The fund's policy of investing 80% of its assets in large-cap issuers may be changed only upon 60 days written notice to shareholders.


> The subadviser uses a screening process to select stocks of companies that it believes are growing earnings at accelerated rates; producing quality, sustainable earnings; reasonably valued relative to their growth rate; well managed; and have potential to exceed earnings expectations (so-called "earnings surprisers"). Any income derived from investments will be incidental.

> Stocks are reviewed for sale if earnings reports disappoint; valuation levels are unsustainable; or earnings acceleration peaks.

> The subadviser's investment strategy may result in a higher portfolio turnover rate for the fund. High portfolio turnover rates may increase brokerage and other transaction costs to the fund, may negatively affect fund performance, and may increase capital gain distributions, resulting in greater tax liability to you.

Temporary Defensive Strategy: When, in the subadviser's opinion, adverse market or economic conditions warrant, any part of the fund's assets may be held in cash or money market instruments, including U.S. Treasury obligations maturing within one year from the date of purchase. When this allocation happens, the fund may not achieve its stated objective.

Please see "Additional Investment Techniques" for other investment techniques of the fund.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

If you invest in this fund, you risk losing your investment.

                                               Phoenix Large-Cap Growth Fund  13

GENERAL

The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.

Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease.

EQUITY SECURITIES

Generally, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (such as changes in inflation or consumer demand) and to events that affect particular industries (such as news about the success or failure of a new product).

o GROWTH STOCKS. Because growth stocks typically make little or no dividend payments to shareholders, investment return is based on a stock's capital appreciation, making return more dependent on market increases and decreases. Growth stocks are therefore more volatile than non-growth stocks to market changes, tending to drop more sharply when markets fall. Growth-oriented funds typically underperform when value investing is in favor.

o LARGER MARKET CAPITALIZATION COMPANIES. Companies with large capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, a fund's value may not rise as much as the value of funds that emphasize companies with smaller market capitalizations.

o SMALL AND MEDIUM CAPITALIZATION COMPANIES. Companies with smaller capitalizations are often companies with a limited operating history or companies in industries that have recently emerged due to cultural, economic, regulatory or technological developments. Such developments can have a significant impact or negative effect on small and medium capitalization companies and their stock performance and can make investment returns highly volatile. Product lines are often less diversified and subject to competitive threats. Smaller capitalization stocks are subject to varying patterns of trading volume and may, at times, be difficult to sell.

14  Phoenix Large-Cap Growth Fund

PERFORMANCE TABLES


The bar chart and table below provide some indication of the risks of investing in the Phoenix Large-Cap Growth Fund. The bar chart shows changes in the fund's Class A Shares performance from year to year over the life of the fund.(1) The table shows how the fund's average annual returns compare with those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.


[GRAPHIC OMITTED]

CALENDAR YEAR       ANNUAL RETURN (%)

    1997                 27.87
    1998                 28.80
    1999                 38.91
    2000                -13.21
    2001                -14.49
    2002                -29.34
    2003                 25.77
    2004                  3.15


(1) The fund's annual returns in the chart above do not reflect the deduction of any sales charges. The returns would have been less than those shown if sales charges were deducted. During the period shown in the chart above, the highest return for a quarter was 27.55% (quarter ending December 31, 1999) and the lowest return for a quarter was -17.67% (quarter ending June 30, 2002). Year-to-date performance (through June 30, 2005) is -5.60%.


-----------------------------------------------------------------------------------------------------------------
                                                                                 SINCE INCEPTION(3)
                                                                      -------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS
  (FOR THE PERIODS ENDED 12/31/04)(2)          1 YEAR     5 YEARS     CLASS A    CLASS B    CLASS C    CLASS X
-----------------------------------------------------------------------------------------------------------------
  Class A Shares
-----------------------------------------------------------------------------------------------------------------
     Return Before Taxes                       -2.78%      -8.50%      8.22%        --          --         --
-----------------------------------------------------------------------------------------------------------------
     Return After Taxes on Distributions(4)    -2.78%      -9.55%      6.18%        --          --         --
-----------------------------------------------------------------------------------------------------------------
     Return After Taxes on Distributions(4)     1.81%      -7.26%      6.32%        --          --         --
     and Sale of Fund Shares
-----------------------------------------------------------------------------------------------------------------
  Class B Shares
-----------------------------------------------------------------------------------------------------------------
     Return Before Taxes                       -1.59%      -8.12%        --       -0.96%        --         --
-----------------------------------------------------------------------------------------------------------------
  Class C Shares
-----------------------------------------------------------------------------------------------------------------
     Return Before Taxes                        2.42%      -8.14%        --         --        -0.99%       --
-----------------------------------------------------------------------------------------------------------------
  Class X Shares
-----------------------------------------------------------------------------------------------------------------
     Return Before Taxes                        3.46%      -7.17%        --         --          --        9.39%
-----------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index(5)                          10.86%      -2.31%      9.38%       2.35%       2.35%      9.38%
-----------------------------------------------------------------------------------------------------------------
  Russell 1000(R) Growth Index(6)               6.30%      -9.29%      6.55%      -1.07%      -1.07%      6.55%
-----------------------------------------------------------------------------------------------------------------

(2) The fund's average annual returns in the table above reflect the deduction of the maximum sales charge for an investment in the fund's Class A Shares and a full redemption in the fund's Class B Shares and Class C Shares.

(3) Class A Shares and Class X Shares since March 8, 1996, Class B Shares and Class C Shares since July 1, 1998.

(4) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. The after-tax returns shown in the table above are for only one class of shares offered by the prospectus (Class A); after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


(5) The S&P 500(R) Index is a half-float adjusted market capitalization-weighted index of 500 of the largest U.S. companies and is provided for general comparative purposes. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the fees, expenses or taxes associated with the active management of an actual portfolio.


(6) The Russell 1000(R) Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the fees, expenses or taxes associated with the active management of an actual portfolio.

                                               Phoenix Large-Cap Growth Fund  15

FUND FEES AND EXPENSES
--------------------------------------------------------------------------------


This table illustrates all fees and expenses that you may pay if you buy and hold shares of the fund.

                                                             CLASS A      CLASS B       CLASS C       CLASS X
                                                             SHARES       SHARES        SHARES        SHARES
                                                             ------       ------        ------        ------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (load) Imposed on Purchases (as a
percentage of offering price)                                5.75%         None          None          None


Maximum Deferred Sales Charge (load) (as a percentage of
the lesser of the value redeemed or the amount invested)     None        5.00%(a)      1.00%(b)        None


Maximum Sales Charge (load) Imposed on Reinvested

Dividends                                                    None          None          None          None

Redemption Fee                                               None          None          None          None

Exchange Fee                                                 None          None          None          None
                                                          --------------------------------------------------------

                                                             CLASS A      CLASS B       CLASS C       CLASS X
                                                             SHARES       SHARES        SHARES        SHARES
                                                             ------       ------        ------        ------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)

Management Fees                                               0.70%        0.70%         0.70%         0.70%

Distribution and Service (12b-1) Fees(c)                      0.25%        1.00%         1.00%         None


Other Expenses                                                0.36%        0.36%         0.36%         0.36%
                                                              -----        -----         -----         -----

TOTAL ANNUAL FUND OPERATING EXPENSES                          1.31%        2.06%         2.06%         1.06%
                                                              =====        =====         =====         =====


------------------------------------
(a) The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year.

(b) The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(c) Distribution and Service Fees represent an asset-based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the NASD.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. In the case of Class B Shares, it is assumed that your shares are converted to Class A Shares after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

16  Phoenix Large-Cap Growth Fund

-----------------------------------------------------------------------------------------------------------------
   CLASS                       1 YEAR                3 YEARS               5 YEARS               10 YEARS
-----------------------------------------------------------------------------------------------------------------

   Class A                      $701                  $966                  $1,252                $2,063
-----------------------------------------------------------------------------------------------------------------
   Class B                      $609                  $846                  $1,108                $2,197
-----------------------------------------------------------------------------------------------------------------
   Class C                      $309                  $646                  $1,108                $2,390
-----------------------------------------------------------------------------------------------------------------
   Class X                      $108                  $337                  $  585                $1,294

-----------------------------------------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

-----------------------------------------------------------------------------------------------------------------
   CLASS                       1 YEAR                3 YEARS               5 YEARS               10 YEARS
-----------------------------------------------------------------------------------------------------------------

   Class B                      $209                  $646                  $1,108                $2,197
-----------------------------------------------------------------------------------------------------------------
   Class C                      $209                  $646                  $1,108                $2,390

-----------------------------------------------------------------------------------------------------------------



MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------


THE ADVISER AND SUBADVISER


Phoenix Investment Counsel, Inc. ("Phoenix") is the investment adviser to the fund and is located at 56 Prospect Street, Hartford, Connecticut 06115. Phoenix acts as the investment adviser for 14 fund companies totaling 45 mutual funds and as adviser to institutional clients. As of March 31, 2005, Phoenix had $19.8 billion in assets under management. Phoenix has acted as an investment adviser for over 70 years.

Seneca Capital Management LLC ("Seneca") is the subadviser to the fund and is located at 909 Montgomery Street, San Francisco, California 94133. Seneca acts as subadviser to four fund companies totaling eight mutual funds and as investment adviser to institutions and individuals. As of March 31, 2005, Seneca had $13.9 billion in assets under management. Seneca has been (with its predecessor, GMG/Seneca Capital Management LP ("GMG/Seneca")) an investment adviser since 1989.

Subject to the direction of the fund's Board of Trustees, Phoenix is responsible for managing the fund's investment program, overseeing the fund's subadviser and recommending its hiring, termination and replacement, and for the general operations of the fund. Seneca, as subadviser, is responsible for the day-to-day management of the fund's portfolio. Seneca manages the fund's assets to conform with the investment policies as described in this prospectus.


The fund pays Phoenix a monthly investment management fee that is accrued daily against the value of the fund's net assets at the following rates:


                                               Phoenix Large-Cap Growth Fund  17

--------------------------------------------------------------------------------
         $1+ billion        $1+ billion through $2 billion       $2+ billion
--------------------------------------------------------------------------------
            0.70%                   0.65%                           0.60%
--------------------------------------------------------------------------------


During the fund's last fiscal year, the fund paid total management fees of $1,304,688. The ratio of management fees to average net assets for the fiscal year ended April 30, 2005 was 0.70%.


Phoenix pays Seneca a subadvisory fee at the following rates:

--------------------------------------------------------------------------------
                          $184 million           $1+ billion
 Up to $184 million    through $1 billion     through $2 billion    $2+ billion
--------------------------------------------------------------------------------
        0.20%                 0.35%                 0.325%             0.30%
--------------------------------------------------------------------------------


A discussion regarding the basis for the Board of Trustees approving the investment advisory and subadvisory agreements is available in the fund's 2005 annual report covering the period May 1, 2004 through April 30, 2005.


PORTFOLIO MANAGEMENT


Investment and trading decisions for the fund are made by a team of investment professionals who are jointly and primarily responsible for the day-to-day decisions related to the fund.

DOUGLAS COUDEN, CFA. Mr. Couden has served as Co-Manager of the fund since 2005. He also serves as a team member for the Phoenix Equity Income Fund, the Phoenix Earnings Driven Growth Fund and the Phoenix Strategic Growth Fund. Mr. Couden has been Equity Portfolio Manager and Analyst with Seneca, including its predecessor, GMG/Seneca, since 1996. Before he joined Seneca, he was a business analyst with Paine Webber.

RONALD K. JACKS, CFA. Mr. Jacks has served as Co-Manager of the fund since 1998. He also serves as a team member for the Phoenix Bond Fund, the Phoenix Earnings Driven Growth Fund, the Phoenix Equity Income Fund and the Phoenix Strategic Growth Fund. Mr. Jacks has been a Portfolio Manager with Seneca, including its predecessor GMG/Seneca since 1990.

RICHARD D. LITTLE, CFA. Mr. Little has served as Co-Manager of the fund since 1998. He also serves as a team member for the Phoenix Bond Fund, the Phoenix Earnings Driven Growth Fund, the Phoenix Equity Income Fund and the Phoenix Strategic Growth Fund. Mr. Little has been Senior Portfolio Manager and Director of Equities with Seneca, including its predecessor, GMG/Seneca, since 1989. Before he joined GMG/Seneca, he held positions as an analyst, board member and Regional Manager with Smith Barney, NatWest Securities and Montgomery Securities.


Please refer to the Statement of Additional Information for additional information about the fund's portfolio managers, including the structure of and method of computing compensation, other accounts they manage and their ownership of securities of the fund.

18  Phoenix Large-Cap Growth Fund

PHOENIX STRATEGIC GROWTH FUND
(FORMERLY PHOENIX-SENECA STRATEGIC THEME FUND)
INVESTMENT RISK AND RETURN SUMMARY
--------------------------------------------------------------------------------



INVESTMENT OBJECTIVE


Phoenix Strategic Growth Fund has an investment objective of long-term capital growth. There is no guarantee that the fund will achieve its objective.


PRINCIPAL INVESTMENT STRATEGIES


> The fund invests primarily in stocks of U.S. companies of any capitalization that the subadviser believes are well positioned to benefit from cultural, demographic, regulatory, social, or technological changes worldwide and that offer growth potential. As of June 30, 2005, the market capitalization range of the equity securities in which the fund was invested was $6.2 billion to $367.5 billion.

> The subadviser establishes strategic (major changes affecting markets for prolonged periods) and tactical (focused, short-term) investment themes that generally reflect trends that appear likely to drive stocks with similar technologies and products; that embody social, economic, political and technological considerations; or that present a visionary idea or creative solution. For example, if the subadviser recognized a prolonged acceleration in IT spending, it may make a strategic decision to overweight the portfolio in the technology sector. Or, it may overweight certain areas in the healthcare sector if it forecasts an above-consensus spending environment for specific services or products (recognizing demographic trends, Medicare laws, etc.).


         The themes should offer substantial appreciation potential and exhibit some independence from economic cycles.

> The subadviser seeks to identify companies which are well positioned to benefit from an investment theme and are growing earnings at accelerated rates; producing quality, sustainable earnings; and reasonably valued relative to their growth rate.

> More than one theme may be pursued at a time and themes may change when the subadviser believes that the theme is saturated or fully exploited.

> The subadviser's investment strategy may result in a higher portfolio turnover rate for the fund. High portfolio turnover rates may increase brokerage and other transaction costs to the fund, may negatively affect fund performance, and may increase capital gain distributions, resulting in greater tax liability to you.

Temporary Defensive Strategy: When, in the subadviser's opinion, adverse market conditions warrant, investments may be made in fixed income securities with or without warrants or conversion features. The fund may also pursue a policy of retaining cash or investing all or part of its assets in cash equivalents. When this allocation happens, the fund may not achieve its stated objective.

Please see "Additional Investment Techniques" for other investment techniques of the fund.

                                               Phoenix Strategic Growth Fund  19

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

If you invest in this fund, you risk losing your investment.

GENERAL

The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.

Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease.

EQUITY SECURITIES


Generally, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (such as changes in inflation or consumer demand) and to events that affect particular industries (such as news about the success or failure of a new product).


o LARGER MARKET CAPITALIZATION COMPANIES. Companies with large capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, a fund's value may not rise as much as the value of funds that emphasize companies with smaller market capitalizations.

o SMALL AND MEDIUM CAPITALIZATION COMPANIES. Companies with smaller capitalizations are often companies with a limited operating history or companies in industries that have recently emerged due to cultural, economic, regulatory or technological developments. Such developments can have a significant impact or negative effect on small and medium capitalization companies and their stock performance and can make investment returns highly volatile. Product lines are often less diversified and subject to competitive threats. Smaller capitalization stocks are subject to varying patterns of trading volume and may, at times, be difficult to sell.

THEME INVESTING

Theme investing is dependent upon the subadviser's ability to anticipate emerging market trends, exploit such investment opportunities and to thereafter, sell securities once the theme is saturated.

There is no assurance that the themes selected will increase as the market increases.

If a limited number of themes are selected for fund investment, adverse economic, political or regulatory developments may have a greater adverse effect on the fund than if the fund invested in a larger number of themes.

Themes not selected for investment may prove more profitable than themes selected for investment by the subadviser.

20  Phoenix Strategic Growth Fund

PERFORMANCE TABLES


The bar chart and table below provide some indication of the risks of investing in the Phoenix Strategic Growth Fund. The bar chart shows changes in the fund's Class A Shares performance from year to year over the life of the fund.(1) The table shows how the fund's average annual returns compare with those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.


[GRAPHIC OMITTED]

CALENDAR YEAR       ANNUAL RETURN (%)

    1996                 15.19
    1997                 17.05
    1998                 44.52
    1999                 52.15
    2000                -12.54
    2001                -28.07
    2002                -35.52
    2003                 37.54
    2004                  5.03


(1) The fund's annual returns in the chart above do not reflect the deduction of any sales charges. The returns would have been less than those shown if sales charges were deducted. During the period shown in the chart above, the highest return for a quarter was 37.17% (quarter ending December 31, 1998) and the lowest return for a quarter was -31.55% (quarter ending September 30, 2001). Year-to-date performance (through June 30, 2005) is -5.75%.


-----------------------------------------------------------------------------------------------------------------
                                                                                   SINCE INCEPTION(3)
                                                                         ----------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS
  (FOR THE PERIODS ENDED 12/31/04)(2)            1 YEAR       5 YEARS      CLASS A      CLASS B       CLASS C
-----------------------------------------------------------------------------------------------------------------
  Class A Shares
-----------------------------------------------------------------------------------------------------------------
     Return Before Taxes                         -1.01%       -11.19%       6.56%         --            --
-----------------------------------------------------------------------------------------------------------------
     Return After Taxes on Distributions(4)      -1.01%       -12.38%       3.88%         --            --
-----------------------------------------------------------------------------------------------------------------
     Return After Taxes on Distributions(4)      -0.65%        -9.55%       4.38%         --            --
     and Sale of Fund Shares
-----------------------------------------------------------------------------------------------------------------
  Class B Shares
-----------------------------------------------------------------------------------------------------------------
     Return Before Taxes                          0.25%       -10.81%        --          6.45%          --
-----------------------------------------------------------------------------------------------------------------
  Class C Shares
-----------------------------------------------------------------------------------------------------------------
     Return Before Taxes                          4.24%       -10.79%        --           --           2.46%
-----------------------------------------------------------------------------------------------------------------
 S&P 500(R) Index(5)                             10.86%        -2.31%      10.06%       10.06%         5.20%
-----------------------------------------------------------------------------------------------------------------
 Russell 1000(R) Growth Index(6)                  6.30%        -9.29%       7.33%        7.33%         2.15%
-----------------------------------------------------------------------------------------------------------------


(2) The fund's average annual returns in the table above reflect the deduction of the maximum sales charge for an investment in the fund's Class A Shares and a full redemption in the fund's Class B Shares and Class C Shares.

(3) Class A Shares and Class B Shares since October 16, 1995 and Class C Shares since November 3, 1997.

(4) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. The after-tax returns shown in the table above are for only one class of shares offered by the prospectus (Class A); after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(5) The S&P 500(R) Index is a half-float adjusted market capitalization-weighted index of 500 of the largest U.S. companies and is provided for general comparative purposes. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the fees, expenses or taxes associated with the active management of an actual portfolio.


(6) The Russell 1000(R) Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the fees, expenses or taxes associated with the active management of an actual portfolio.

                                               Phoenix Strategic Growth Fund  21

FUND FEES AND EXPENSES
--------------------------------------------------------------------------------

                                                               CLASS A           CLASS B           CLASS C
                                                               SHARES            SHARES            SHARES
                                                               ------            ------            ------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (load) Imposed on Purchases (as a
percentage of offering price)                                  5.75%              None              None


Maximum Deferred Sales Charge (load) (as a percentage of
the lesser of the value redeemed or the amount invested)        None            5.00%(a)          1.00%(b)


Maximum Sales Charge (load) Imposed on Reinvested

Dividends                                                       None              None              None

Redemption Fee                                                  None              None              None

Exchange Fee                                                    None              None              None
                                                          -------------------------------------------------------

                                                               CLASS A           CLASS B           CLASS C
                                                               SHARES            SHARES            SHARES
                                                               ------            ------            ------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)

Management Fees                                                0.75%             0.75%             0.75%

Distribution and Service (12b-1) Fees(c)                       0.25%             1.00%             1.00%


Other Expenses                                                 0.56%             0.56%             0.56%
                                                               -----             -----             -----

TOTAL ANNUAL FUND OPERATING EXPENSES                           1.56%             2.31%             2.31%
                                                               =====             =====             =====


------------------------------------
(a) The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year.

(b) The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(c) Distribution and Service Fees represent an asset-based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the NASD.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. In the case of Class B Shares, it is assumed that your shares are converted to Class A Shares after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

22  Phoenix Strategic Growth Fund

-----------------------------------------------------------------------------------------------------------------
    CLASS                       1 YEAR                3 YEARS               5 YEARS               10 YEARS
-----------------------------------------------------------------------------------------------------------------

   Class A                      $725                 $1,039                 $1,376                $2,325
-----------------------------------------------------------------------------------------------------------------
   Class B                      $634                  $ 921                 $1,235                $2,458
-----------------------------------------------------------------------------------------------------------------
   Class C                      $334                  $ 721                 $1,235                $2,646

-----------------------------------------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

-----------------------------------------------------------------------------------------------------------------
   CLASS                       1 YEAR                3 YEARS               5 YEARS               10 YEARS
-----------------------------------------------------------------------------------------------------------------

   Class B                      $234                  $ 721                 $1,235                $2,458
-----------------------------------------------------------------------------------------------------------------
   Class C                      $234                  $ 721                 $1,235                $2,646

-----------------------------------------------------------------------------------------------------------------



MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------


THE ADVISER AND SUBADVISER


Phoenix Investment Counsel, Inc. ("Phoenix") is the investment adviser to the fund and is located at 56 Prospect Street, Hartford, Connecticut 06115. Phoenix acts as the investment adviser for 14 fund companies totaling 45 mutual funds and as adviser to institutional clients. As of March 31, 2005, Phoenix had $19.8 billion in assets under management. Phoenix has acted as an investment adviser for over 70 years.

Seneca Capital Management LLC ("Seneca") is the subadviser to the fund and is located at 909 Montgomery Street, San Francisco, California 94133. Seneca acts as subadviser to four fund companies totaling eight mutual funds and as investment adviser to institutions and individuals. As of March 31, 2005, Seneca had $13.9 billion in assets under management. Seneca has been (with its predecessor, GMG/Seneca Capital Management LP ("GMG/Seneca")) an investment adviser since 1989.

Subject to the direction of the fund's Board of Trustees, Phoenix is responsible for managing the fund's investment program, overseeing the fund's subadviser and recommending its hiring, termination and replacement and for the general operations of the fund. Seneca, as subadviser, is responsible for the day-to-day management of the fund's portfolio. Seneca manages the fund's assets to conform with the investment policies as described in this prospectus.


The fund pays Phoenix a monthly investment management fee that is accrued daily against the value of the fund's net assets at the following rates:

                                               Phoenix Strategic Growth Fund  23

--------------------------------------------------------------------------------
                                  $1+ billion through
             $1st billion             $2 billion               $2+ billion
--------------------------------------------------------------------------------
                 0.75%                  0.70%                     0.65%
--------------------------------------------------------------------------------


During the fund's last fiscal year, the fund paid total management fees of $1,260,368. The ratio of management fees to average net assets for the fiscal year ended April 30, 2005 was 0.75%.


Phoenix pays Seneca a subadvisory fee at the following rates:

--------------------------------------------------------------------------------
                         $201 million             $1+ billion
Up to $201 million      to $1 billion         through $2 billion     $2+ billion
--------------------------------------------------------------------------------
       0.10%               0.375%                   0.35%              0.325%
--------------------------------------------------------------------------------


A discussion regarding the basis for the Board of Trustees approving the investment advisory and subadvisory agreements is available in the fund's 2005 annual report covering the period May 1, 2004 through April 30, 2005.


PORTFOLIO MANAGEMENT


Investment and trading decisions for the fund are made by a team of investment professionals who are jointly and primarily responsible for the day-to-day decisions related to the fund.

DOUGLAS COUDEN, CFA. Mr. Couden has served as Co-Manager of the fund since 2005. He also serves as a team member for the Phoenix Equity Income Fund, the Phoenix Earnings Driven Growth Fund and the Phoenix Strategic Growth Fund. Mr. Couden has been Equity Portfolio Manager and Analyst with Seneca, including its predecessor, GMG/Seneca, since 1996. Before he joined Seneca, he was a business analyst with Paine Webber.

RONALD K. JACKS, CFA. Mr. Jacks has served as Co-Manager of the fund since 1999. He also serves as a team member for the Phoenix Bond Fund, the Phoenix Earnings Driven Growth Fund, the Phoenix Equity Income Fund and the Phoenix Large-Cap Growth Fund. Mr. Jacks has been a Portfolio Manager with Seneca, including its predecessor GMG/Seneca since 1990.

RICHARD D. LITTLE, CFA. Mr. Little has served as Co-Manager of the fund since 1999. He also serves as a team member for the Phoenix Bond Fund, the Phoenix Earnings Driven Growth Fund, the Phoenix Equity Income Fund and the Phoenix Large-Cap Growth Fund. Mr. Little has been Senior Portfolio Manager and Director of Equities with Seneca, including its predecessor, GMG/Seneca, since 1989. Before he joined GMG/Seneca, he held positions as an analyst, board member and Regional Manager with Smith Barney, NatWest Securities and Montgomery Securities.


Please refer to the Statement of Additional Information for additional information about the fund's portfolio managers, including the structure of and method of computing compensation, other accounts they manage and their ownership of securities of the fund.

24  Phoenix Strategic Growth Fund

ADDITIONAL INVESTMENT TECHNIQUES
--------------------------------------------------------------------------------

In addition to the Principal Investment Strategies and Risks Related to Principal Investment Strategies, the Phoenix Dynamic Growth Fund (the "Dynamic Growth Fund"), the Phoenix Fundamental Growth Fund (the "Fundamental Growth Fund"), the Phoenix Large-Cap Growth Fund (the "Large-Cap Growth Fund") and the Phoenix Strategic Growth Fund (the "Strategic Growth Fund") may engage in the following investment techniques:


CONVERTIBLE SECURITIES

Each of the funds may invest in convertible securities. Convertible securities have several unique investment characteristics, such as higher yields than common stocks but lower yields than comparable nonconvertible securities; typically less fluctuation in value than the "underlying" common stock, that is, the common stock that the investor receives if he converts; and the potential for capital appreciation if the market price of the underlying common stock increases.

DERIVATIVES

The funds may enter into derivative transactions (contracts whose value is derived from the value of an underlying asset, index or rate) including futures, options and swap agreements. The funds may use derivatives to hedge against factors that affect the value of their investments such as interest rates and foreign currency exchange rates. The funds may also utilize derivatives as part of their overall investment technique to gain or lessen exposure to various securities, markets and currencies.

Derivatives typically involve greater risks than traditional investments. It is generally more difficult to ascertain the risk of, and to properly value, derivative contracts. Derivative contracts are usually less liquid than traditional securities and are subject to counterparty risk (the risk that the other party to the contract will default or otherwise not be able to perform its obligations). In addition, some derivative transactions may involve potentially unlimited losses. Derivative contracts entered into for hedging purposes may also subject the fund to losses if the contracts do not correlate with the assets, index or rates they were designed to hedge. Gains and losses derived from hedging transactions are therefore more dependent upon the adviser's ability to correctly predict the movement of such asset prices, indexes or rates.

The funds may also invest in mortgage-backed and asset-backed securities. Early payoffs on the underlying loans in mortgage-backed and asset-backed securities may result in the fund receiving less income than originally anticipated. The variability in prepayments will tend to limit price gains when interest rates drop and exaggerate price declines when interest rates rise. In the event of high prepayments, the fund may be required to invest proceeds at lower interest rates, causing the fund to earn less than if the prepayments had not occurred.

                                        Phoenix Strategic Equity Series Fund  25

FOREIGN INVESTING


The funds may invest in securities of foreign (non-U.S.) issuers, including emerging market securities. Investments in non-U.S. companies involve additional risks and conditions including differences in accounting standards, generally higher commission rates, differences in transaction settlement systems, political instability, and the possibility of confiscatory or expropriation taxes. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the fund's portfolio. Dividends and other income payable on foreign securities may also be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Foreign markets and currencies may not function as well as U.S. markets. Risks associated with foreign investments may be intensified in emerging market countries. Developing countries and companies doing business in such countries may not have the same range of opportunities and have more obstacles to financial success than their counterparts in developed nations.


REPURCHASE AGREEMENTS

The funds may invest in repurchase agreements. Default or insolvency of the other party presents risks to the funds.

SECURITIES LENDING

The funds may loan portfolio securities to increase investment returns. If the borrower is unwilling or unable to return the borrowed securities when due, the funds can suffer losses.

The funds may buy other types of securities or employ other portfolio management techniques. Please refer to the Statement of Additional Information for more detailed information about these and other investment techniques of the funds.



PRICING OF FUND SHARES
--------------------------------------------------------------------------------


HOW IS THE SHARE PRICE DETERMINED?

Each fund calculates a share price for each class of its shares. The share price for each class is based on the net assets of the fund and the number of outstanding shares of that class. In general, each fund calculates a share price for each class by:

         o adding the values of all securities and other assets of the fund;

         o subtracting liabilities; and

         o dividing the result by the total number of outstanding shares of that class.

26  Phoenix Strategic Equity Series Fund

Assets: Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or, if no closing price is available, at the last bid price. Debt securities (other than short-term investments) are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. As required, some securities and assets are valued at fair value as determined in good faith by, or under the direction of, the Trustees. Other assets, such as accrued interest, accrued dividends and cash are also included in determining a fund's net asset value.

Liabilities: Accrued liabilities for class specific expenses (if any), distribution fees, service fees and other liabilities are deducted from the assets of each class. Accrued expenses and liabilities that are not class specific (such as management fees) are allocated to each class in proportion to each class's net assets except where an alternative allocation can be more appropriately made.

Net Asset Value: The liabilities allocated to a class are deducted from the proportionate interest of such class in the assets of the applicable fund. The resulting amount for each class is then divided by the number of shares outstanding of that class to produce each class's net asset value per share.

The net asset value per share of each class of each fund is determined as of the close of trading (normally 4:00 PM eastern time) on days when the New York Stock Exchange (the "NYSE") is open for trading. A fund will not calculate its net asset values per share class on days when the NYSE is closed for trading. If a fund holds securities that are traded on foreign exchanges that trade on weekends or other holidays when the funds do not price their shares, the net asset value of the fund's shares may change on days when shareholders will not be able to purchase or redeem the fund's shares.

HOW ARE SECURITIES FAIR VALUED?

If market quotations are not readily available or where available prices are not reliable, the fund determines a "fair value" for an investment according to policies and procedures approved by the Trustees. The types of assets for which such pricing might be required include: (i) securities whose trading has been suspended; (ii) securities where the trading market is unusually thin or trades have been infrequent; (iii) debt securities that have recently gone into default and for which there is no current market quotation; (iv) a security whose market price is not available from an independent pricing source and for which otherwise reliable quotes are not available; (v) securities of an issuer that has entered into a restructuring; (vi) a security whose price as provided by any pricing source, does not, in the opinion of the adviser/subadviser, reflect the security's market value; (vii) foreign securities subject to trading collars for which no or limited trading takes place; and (viii) securities where the market quotations are not readily available as a result of "significant" events. This list is not inclusive of all situations that may require a

                                        Phoenix Strategic Equity Series Fund  27
security to be fair valued, nor is it intended to be conclusive in determining whether a specific event requires fair valuation.

The value of any portfolio security held by the fund for which market quotations are not readily available shall be determined in good faith and in a manner that assesses the security's "fair value" on the valuation date (i.e., the amount that the fund might reasonably expect to receive for the security upon its current sale), based on a consideration of all available facts and all available information, including, but not limited to, the following: (i) the fundamental analytical data relating to the investment; (ii) an evaluation of the forces which influence the market in which these securities are purchased and sold (e.g., the existence of merger proposals or tender offers that might affect the value of the security); (iii) price quotes from dealers and/or pricing services;
(iv) an analysis of the issuer's financial statements; (v) recent news about the security or issuer; (vi) changes in interest rates; (vii) information obtained from the issuer, analysts, other financial institutions and/or the appropriate stock exchange (for exchange traded securities); (viii) whether two or more dealers with whom the adviser regularly effects trades are willing to purchase or sell the security at comparable prices; (ix) other news events or relevant matters; and (x) government (domestic or foreign) actions or pronouncements.

Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

The value of a security, as determined using the fund's fair valuation procedures, may not reflect such security's market value.

AT WHAT PRICE ARE SHARES PURCHASED?

All investments received by the funds' authorized agents prior to the close of regular trading on the NYSE (normally 4:00 PM eastern time) will be executed based on that day's net asset value. Shares credited to your account from the reinvestment of fund distributions will be in full and fractional shares that are purchased at the closing net asset value on the next business day on which the fund's net asset value is calculated following the dividend record date.


28  Phoenix Strategic Equity Series Fund

SALES CHARGES
--------------------------------------------------------------------------------


WHAT ARE THE CLASSES AND HOW DO THEY DIFFER?


Presently, two classes of shares are offered of the Dynamic Growth Fund and the Fundamental Growth Fund, three classes of shares are offered of the Strategic Growth Fund and four classes of shares are offered of the Large-Cap Growth Fund. Each class of shares has different sales and distribution charges. (See "Fund Fees and Expenses" previously in this prospectus.) For certain classes of shares, the funds have adopted distribution and service plans allowed under Rule 12b-1 of the Investment Company Act of 1940 that authorize the funds to pay distribution and service fees for the sale of their shares and for services provided to shareholders.


WHAT ARRANGEMENT IS BEST FOR YOU?

The different classes of shares permit you to choose the method of purchasing shares that is most beneficial to you. In choosing a class of shares, consider the amount of your investment, the length of time you expect to hold the shares, whether you decide to receive distributions in cash or to reinvest them in additional shares, and any other personal circumstances. Depending upon these considerations, the accumulated distribution and service fees and contingent deferred sales charges of one class of shares may be more or less than the initial sales charge and accumulated distribution and service fees of another class of shares bought at the same time. Because distribution and service fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


Your financial representative should recommend only those arrangements that are suitable for you based on known information. In certain instances, you may be entitled to a reduction or waiver of sales charges. For instance, you may be entitled to a sales charge discount on Class A Shares if you purchase more than certain breakpoint amounts. You should inform or inquire of your financial representative whether or not you may be entitled to a sales charge discount attributable to your total holdings in a fund or affiliated funds. To determine eligibility for a sales charge discount, you may aggregate all of your accounts (including joint accounts, IRAs, non-IRAs, etc.) and those of your spouse and minor children. The financial representative may request you to provide an account statement or other holdings information to determine your eligibility for a breakpoint and to make certain all involved parties have the necessary data. Additional information about the classes of shares offered, sales charges, breakpoints and discounts follows in this section and also may be found in the Statement of Additional Information in the section entitled "How to Purchase Shares." This information is available free of charge, and in a clear and prominent format at the Individual Investors section of the Phoenix Funds' Web sites: PhoenixFunds.com or PhoenixInvestments.com. Please be sure that you fully understand these choices before investing. If you or your financial representative require additional assistance, you may also contact Mutual Fund Services by calling toll-free (800) 253-1574.


                                        Phoenix Strategic Equity Series Fund  29

CLASS A SHARES. If you purchase Class A Shares, you will pay a sales charge at the time of purchase equal to 5.75% of the offering price (6.10% of the amount invested). The sales charge may be reduced or waived under certain conditions. (See "Initial Sales Charge Alternative--Class A Shares" below.) Class A Shares are not subject to any charges by the fund when redeemed. Class A Shares have lower distribution and service fees (0.25%) and pay higher dividends than Class B Shares and Class C Shares.


CLASS B SHARES (LARGE-CAP GROWTH FUND AND STRATEGIC GROWTH FUND ONLY). If you purchase Class B Shares, you will not pay a sales charge at the time of purchase. If you sell your Class B Shares within the first five years after they are purchased, you will pay a deferred sales charge of up to 5% of your shares' value. (See "Deferred Sales Charge Alternative--Class B Shares and Class C Shares" below.) This charge declines to 0% over a period of five years and may be waived under certain conditions. Class B Shares have higher distribution and service fees (1.00%) and pay lower dividends than Class A Shares. Class B Shares automatically convert to Class A Shares eight years after purchase. Purchase of Class B Shares may be inappropriate for any investor who may qualify for reduced sales charges of Class A Shares and anyone who is over 85 years of age. The underwriter may decline purchases in such situations.

CLASS C SHARES. If you purchase Class C Shares, you will not pay a sales charge at the time of purchase. If you sell your Class C Shares within the first year after they are purchased, you will pay a deferred sales charge of 1%. (See "Deferred Sales Charge Alternative--Class B Shares and Class C Shares" below.) Class C Shares have the same distribution and service fees (1.00%) and pay comparable dividends as Class B Shares. Class C Shares do not convert to any other class of shares of the fund.

CLASS X SHARES (LARGE-CAP GROWTH FUND ONLY). Class X Shares are offered primarily to institutional investors such as pension and profit sharing plans, other employee benefit trusts, investment advisers, endowments, foundations and corporations. If you are eligible to purchase and do purchase Class X Shares, you will pay no sales charge at any time. There are no distribution and services fees applicable to Class X Shares. For additional information about purchasing Class X Shares, please contact Mutual Fund Services by calling (800) 243-1574.


INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES

The public offering price of Class A Shares is the net asset value plus a sales charge that varies depending on the size of your purchase. (See "Class A Shares--Reduced Initial Sales Charges" in the Statement of Additional Information.) Shares purchased based on the automatic reinvestment of income dividends or capital gain distributions are not subject to any sales charges. The sales charge is divided between your investment dealer and the funds' underwriter (Phoenix Equity Planning Corporation or "PEPCO").

30  Phoenix Strategic Equity Series Fund

SALES CHARGE YOU MAY PAY TO PURCHASE CLASS A SHARES

                                                    SALES CHARGE AS
                                                    A PERCENTAGE OF
                                    --------------------------------------------
AMOUNT OF                                                              NET
TRANSACTION                            OFFERING                       AMOUNT
AT OFFERING PRICE                       PRICE                        INVESTED
--------------------------------------------------------------------------------
Under $50,000                             5.75%                         6.10%
$50,000 but under $100,000                4.75                          4.99
$100,000 but under $250,000               3.75                          3.90
$250,000 but under $500,000               2.75                          2.83
$500,000 but under $1,000,000             2.00                          2.04
$1,000,000 or more                        None                          None

DEFERRED SALES CHARGE ALTERNATIVE--CLASS B SHARES AND CLASS C SHARES

Class B Shares and Class C Shares are purchased without an initial sales charge; however, shares sold within a specified time period are subject to a declining contingent deferred sales charge ("CDSC") at the rates listed below. The sales charge will be multiplied by the then current market value or the initial cost of the shares being redeemed, whichever is less. No sales charge will be imposed on increases in net asset value or on shares purchased through the reinvestment of income dividends or capital gain distributions. To minimize the sales charge, shares not subject to any charge will be redeemed first, followed by shares held the longest time. To calculate the number of shares owned and time period held, all Class B Shares purchased in any month are considered purchased on the last day of the preceding month, and all Class C Shares are considered purchased on the trade date.

DEFERRED SALES CHARGE YOU MAY PAY TO SELL CLASS B SHARES

YEAR         1           2           3            4          5           6+
--------------------------------------------------------------------------------
CDSC         5%          4%          3%           2%         2%          0%

DEFERRED SALES CHARGE YOU MAY PAY TO SELL CLASS C SHARES

YEAR         1           2+
--------------------------------------------------------------------------------
CDSC         1%          0%



YOUR ACCOUNT
--------------------------------------------------------------------------------


OPENING AN ACCOUNT

Your financial advisor can assist you with your initial purchase as well as all phases of your investment program. If you are opening an account by yourself, please follow the instructions outlined below. These procedures do not apply to purchases of Class X Shares.

The funds have established the following preferred methods of payment for fund shares:

                                        Phoenix Strategic Equity Series Fund  31

         o Checks drawn on an account in the name of the investor and made payable to Phoenix Funds;

         o Checks drawn on an account in the name of the investor's company or employer and made payable to Phoenix Funds; or

         o Wire transfers or Automated Clearing House (ACH) transfers from an account in the name of the investor, or the investor's company or employer.

Payment in other forms may be accepted at the discretion of the funds. Please specify the name of the fund or funds in which you would like to invest on the check or transfer instructions.

STEP 1.

Your first choice will be the initial amount you intend to invest.

Minimum INITIAL investments:

         o $25 for individual retirement accounts, accounts that use the systematic exchange privilege, or accounts that use the Investo-Matic program (see below for more information on the Investo-Matic program).

         o There is no initial dollar requirement for defined contribution plans, profit-sharing plans, or employee benefit plans. There is also no minimum for reinvesting dividends and capital gains into another account.

         o  $500 for all other accounts.

Minimum ADDITIONAL investments:

         o  $25 for any account.

         o There is no minimum for defined contribution plans, profit-sharing plans, or employee benefit plans. There is also no minimum for reinvesting dividends and capital gains into an existing account.

The funds reserve the right to refuse a purchase order for any reason.

STEP 2.


Your second choice will be what class of shares to buy. The Dynamic Growth Fund and the Fundamental Growth Fund offer Class A Shares and Class C Shares, the Large-Cap Growth Fund offers Class A Shares, Class B Shares, Class C Shares and Class X Shares and the Strategic Growth Fund offers Class A Shares, Class B Shares and Class C Shares. Each has different sales and distribution charges. Because all future investments in your account will be made in the share class you choose when you open your account, you should make your decision carefully. Your financial advisor can help you pick the share class that makes the most sense for your situation.


STEP 3.

Your next choice will be how you want to receive any dividends and capital gain distributions. Your options are:

32  Phoenix Strategic Equity Series Fund

         o Receive both dividends and capital gain distributions in additional shares;

         o Receive dividends in additional shares and capital gain distributions in cash;

         o Receive dividends in cash and capital gain distributions in additional shares; or

         o  Receive both dividends and capital gain distributions in cash.

No interest will be paid on uncashed distribution checks.



HOW TO BUY SHARES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                    TO OPEN AN ACCOUNT
                                    (CLASS A, CLASS B AND CLASS C SHARES ONLY)
----------------------------------- --------------------------------------------
Through a financial advisor         Contact your advisor. Some advisors may
                                    charge a fee and may set different minimum
                                    investments or limitations on buying shares.
----------------------------------- --------------------------------------------
Through the mail                    Complete a New Account Application and send
                                    it with a check payable to the fund. Mail
                                    them to: State Street Bank, P.O. Box 8301,
                                    Boston, MA 02266-8301.
----------------------------------- --------------------------------------------
Through express delivery            Complete a New Account Application and send
                                    it with a check payable to the fund. Send
                                    them to: Boston Financial Data Services,
                                    Attn: Phoenix Funds, 66 Brooks Drive,
                                    Braintree, MA 02184.
----------------------------------- --------------------------------------------
By Federal Funds wire               Call us at (800) 243-1574 (press 1, then 0).
----------------------------------- --------------------------------------------
By Investo-Matic                    Complete the appropriate section on the
                                    application and send it with your initial
                                    investment payable to the fund. Mail them
                                    to: State Street Bank, P.O. Box 8301,
                                    Boston, MA 02266-8301.
----------------------------------- --------------------------------------------
By telephone exchange               Call us at (800) 243-1574 (press 1, then 0).
--------------------------------------------------------------------------------

The price at which a purchase is effected is based on the net asset value determined after the receipt of a purchase order by the funds' Transfer Agent.



HOW TO SELL SHARES
--------------------------------------------------------------------------------


You have the right to have the funds buy back shares at the net asset value next determined after receipt of a redemption order by the funds' Transfer Agent or an authorized agent. In the case of a Class B Shares or Class C Share redemption, you will be subject to the applicable

                                        Phoenix Strategic Equity Series Fund  33
contingent deferred sales charge, if any, for such shares. Subject to certain restrictions, shares may be redeemed by telephone or in writing. In addition, shares may be sold through securities dealers, brokers or agents who may charge customary commissions or fees for their services. The funds do not charge any redemption fees. Payment for shares redeemed is made within seven days; however, redemption proceeds will not be disbursed until each check used for purchases of shares has been cleared for payment by your bank, which may take up to 15 days after receipt of the check.

--------------------------------------------------------------------------------
                                    TO SELL SHARES
                                    (CLASS A, CLASS B AND CLASS C SHARES ONLY)
----------------------------------- --------------------------------------------
Through a financial advisor         Contact your advisor. Some advisors may
                                    charge a fee and may set different minimums
                                    on redemptions of accounts.
----------------------------------- --------------------------------------------
Through the mail                    Send a letter of instruction and any share
                                    certificates (if you hold certificate
                                    shares) to: State Street Bank, P.O. Box
                                    8301, Boston, MA 02266-8301. Be sure to
                                    include the registered owner's name, fund
                                    and account number, and number of shares or
                                    dollar value you wish to sell.
----------------------------------- --------------------------------------------
Through express delivery            Send a letter of instruction and any share
                                    certificates (if you hold certificate
                                    shares) to: Boston Financial Data Services,
                                    Attn: Phoenix Funds, 66 Brooks Drive,
                                    Braintree, MA 02184. Be sure to include the
                                    registered owner's name, fund and account
                                    number, and number of shares or dollar value
                                    you wish to sell.
----------------------------------- --------------------------------------------
By telephone                        For sales up to $50,000, requests can be
                                    made by calling (800) 243-1574.
----------------------------------- --------------------------------------------
By telephone exchange               Call us at (800) 243-1574 (press 1, then 0).
--------------------------------------------------------------------------------



THINGS YOU SHOULD KNOW WHEN SELLING SHARES
--------------------------------------------------------------------------------


You may realize a taxable gain or loss (for federal income tax purposes) if you redeem shares of the funds. Each fund reserves the right to pay large redemptions "in-kind" (in securities owned by the fund rather than in cash). Large redemptions are those over $250,000 or 1% of the fund's net assets, whichever is less. Additional documentation will be required for redemptions by organizations, fiduciaries, or retirement plans, or if redemption is requested by anyone but the shareholder(s) of record. Transfers between broker-dealer "street" accounts are governed by the accepting broker-dealer. Questions regarding this type of transfer should be directed to your financial advisor. Redemption requests will not be honored until all required documents in proper form have been received. To avoid delay in redemption or transfer, shareholders having questions about specific requirements should contact the funds' Transfer Agent at (800) 243-1574.

34  Phoenix Strategic Equity Series Fund

REDEMPTIONS BY MAIL

> If you are selling shares held individually, jointly, or as custodian under the Uniform Gifts to Minors Act or Uniform Transfers to Minors
         Act:

         Send a clear letter of instructions if all of these apply:

         o  The proceeds do not exceed $50,000.

         o The proceeds are payable to the registered owner at the address on record.

         Send a clear letter of instructions with a signature guarantee when any of these apply:

         o  You are selling more than $50,000 worth of shares.

         o The name or address on the account has changed within the last 30 days.

         o You want the proceeds to go to a different name or address than on the account.

> If you are selling shares held in a corporate or fiduciary account, please contact the funds' Transfer Agent at (800) 243-1574.

If required, the signature guarantee on your request must be a STAMP 2000 Medallion guarantee and be made by an eligible guarantor institution as defined by the funds' Transfer Agent in accordance with its signature guarantee procedures. Guarantees using previous technology medallions will not be accepted. Currently, the Transfer Agent's signature guarantee procedures generally permit guarantees by banks, broker-dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.

SELLING SHARES BY TELEPHONE

The Transfer Agent will use reasonable procedures to confirm that telephone instructions are genuine. Address and bank account information are verified, redemption instructions are taped, and all redemptions are confirmed in writing.

The individual investor bears the risk from instructions given by an unauthorized third-party that the Transfer Agent reasonably believed to be genuine.

The Transfer Agent may modify or terminate the telephone redemption privilege at any time with 60 days notice to shareholders, except for instances of disruptive trading or market timing; in such cases, the telephone redemption privilege may be suspended immediately, followed by written notice. (See "Disruptive Trading and Market Timing" in this Prospectus.)

During times of drastic economic or market changes, telephone redemptions may be difficult to make or temporarily suspended.

                                        Phoenix Strategic Equity Series Fund  35

ACCOUNT POLICIES
--------------------------------------------------------------------------------


ACCOUNT REINSTATEMENT PRIVILEGE

For 180 days after you sell your Class A Shares, Class B Shares or Class C Shares on which you have previously paid a sales charge, you may purchase Class A Shares of any Phoenix Fund at net asset value, with no sales charge, by reinvesting all or part of your proceeds, but not more. Send your written request to State Street Bank, P.O. Box 8301, Boston, MA 02266-8301. You can call us at (800) 243-1574 for more information.

Please remember, a redemption and reinvestment are considered to be a sale and purchase for tax-reporting purposes. Class B and Class C shareholders who have had the contingent deferred sales charge waived because they are in the Systematic Withdrawal Program are not eligible for this reinstatement privilege.

REDEMPTION OF SMALL ACCOUNTS

Due to the high cost of maintaining small accounts, if your redemption activity causes your account balance to fall below $200, you may receive a notice requesting you to bring the balance up to $200 within 60 days. If you do not, the shares in the account will be sold at net asset value, and a check will be mailed to the address of record.

DISTRIBUTIONS OF SMALL AMOUNTS AND UNCASHED CHECKS

Distributions in amounts less than $10 will automatically be reinvested in additional shares of the fund. If you have elected to receive distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from the fund with regard to uncashed distribution checks, your distribution options will automatically be converted to having all distributions reinvested in additional shares.

EXCHANGE PRIVILEGES


You should read the prospectus of the Phoenix Fund(s) into which you want to make an exchange before deciding to make an exchange. You can obtain a prospectus from your financial advisor or by calling us at (800) 243-4361 or accessing our Web sites at PhoenixFunds.com or PhoenixInvestments.com.


         o You may exchange shares of one fund for the same class of shares of another Phoenix Fund; e.g., Class A Shares for Class A Shares. Class C Shares are also exchangeable for Class T Shares of those Phoenix Funds offering them. Exchange privileges may not be available for all Phoenix Funds and may be rejected or suspended.

         o Exchanges may be made by telephone ((800) 243-1574) or by mail (State Street Bank, P.O. Box 8301, Boston, MA 02266-8301).

         o The amount of the exchange must be equal to or greater than the minimum initial investment required.

36  Phoenix Strategic Equity Series Fund

         o The exchange of shares is treated as a sale and a purchase for federal income tax purposes.

DISRUPTIVE TRADING AND MARKET TIMING

These funds are not suitable for market timers and market timers are discouraged from becoming investors. Your ability to make exchanges among funds is subject to modification if we determine, in our sole opinion, that your exercise of the exchange privilege may disadvantage or potentially harm the rights or interests of other shareholders.

Frequent purchases, redemptions and exchanges, programmed exchanges, exchanges into and then out of a fund in a short period of time, and exchanges of large amounts at one time may be indicative of market timing and otherwise disruptive trading ("Disruptive Trading") which can have risks and harmful effects for other shareholders. These risks and harmful effects include:

         o dilution of the interests of long-term investors, if market timers or others exchange into a fund at prices that are below the true value or exchange out of a fund at prices that are higher than the true value;

         o an adverse effect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the fund to maintain a higher level of cash than would otherwise be the case, or causing the fund to liquidate investments prematurely; and

         o reducing returns to long-term shareholders through increased brokerage and administrative expenses.

In order to attempt to protect our shareholders from Disruptive Trading, the funds' Board of Trustees has adopted market timing policies and procedures designed to discourage Disruptive Trading. The Board has adopted these policies and procedures as a preventive measure to protect all shareholders from the potential effects of Disruptive Trading, while also abiding by any rights that shareholders may have to make exchanges and provide reasonable and convenient methods of making exchanges that do not have the potential to harm other shareholders.

Excessive trading activity is measured by the number of roundtrip transactions in an account. A roundtrip transaction is one where a shareholder buys and then sells, or sells and then buys, shares of any fund within 30 days. Shareholders of the funds are limited to one roundtrip transaction within any rolling 30-day period. Roundtrip transactions are counted at the shareholder level. In considering a shareholder's trading activity, the funds may consider, among other factors, the shareholder's trading history both directly and, if known, through financial intermediaries, in the funds, in other funds within the Phoenix Fund complex, in non-Phoenix mutual funds or in accounts under common control or ownership. We do not include exchanges made pursuant to the dollar cost averaging or other similar programs when applying our market timing policies. Systematic withdrawal and/or contribution programs, mandatory retirement distributions, and transactions initiated by a plan sponsor also will not count towards the roundtrip limits. The funds may permit exchanges that they believe, in the

                                        Phoenix Strategic Equity Series Fund  37
exercise of their judgement, are not disruptive. The size of the fund and the size of the requested transaction may be considered when determining whether or not the transaction would be disruptive.

Shareholders holding shares for at least 30 days following investment will ordinarily be in compliance with the funds' policies regarding excessive trading. The funds may, however, take action if activity is deemed disruptive even if shares are held longer than 30 days, such as a request for a transaction of an unusually large size. The size of the fund and the size of the requested transaction may be considered when determining whether or not the transaction would be disruptive.

Under our market timing policies, we may modify your exchange privileges for some or all of the funds by not accepting an exchange request from you or from any person, asset allocation service, and/or market timing services made on your behalf. We may also limit the amount that may be exchanged into or out of any fund at any one time or could revoke your right to make Internet, telephone or facsimile exchanges. We may reinstate Internet, telephone and facsimile exchange privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

The funds currently do not charge exchange or redemption fees, or any other administrative charges on fund exchanges. The funds reserve the right to impose such fees and/or charges in the future.

Orders for the purchase of fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any exchange request into any fund if the purchase of shares in the corresponding fund is not accepted for any reason.

Omnibus accounts are maintained by intermediaries acting on behalf of multiple investors whose individual trades are not ordinarily disclosed to the funds. There is no assurance that the funds or their agents will have access to any or all information necessary to detect market timing in omnibus accounts. While the funds will seek to take action (directly and with the assistance of financial intermediaries) that will detect market timing, the funds cannot guarantee that such trading activity in omnibus accounts can be completely eliminated.

The funds do not have any arrangements with any person, organization or entity to permit frequent purchases and redemptions of fund shares.

We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. The funds reserve the right to reject any purchase or exchange transaction at any time. If we reject a purchase or exchange for any reason, we will notify you of our decision in writing.

The funds cannot guarantee that their policies and procedures regarding market timing will be effective in detecting and deterring all Disruptive Trading.

38  Phoenix Strategic Equity Series Fund

RETIREMENT PLANS

Shares of the funds may be used as investments under the following qualified prototype retirement plans: traditional IRA, rollover IRA, SIMPLE IRA, Roth IRA, 401(k) plans, profit-sharing, money purchase plans, and 403(b) plans. For more information, call (800) 243-4361.



INVESTOR SERVICES AND OTHER INFORMATION
--------------------------------------------------------------------------------


INVESTO-MATIC is a systematic investment plan that allows you to have a specified amount automatically deducted from your checking or savings account and then deposited into your mutual fund account. Just complete the Investo-Matic Section on the application and include a voided check.

SYSTEMATIC EXCHANGE allows you to automatically move money from one Phoenix Fund to another on a monthly, quarterly, semiannual or annual basis. Shares of one Phoenix Fund will be exchanged for shares of the same class of another fund at the interval you select. To sign up, just complete the Systematic Exchange Section on the application. Exchange privileges may not be available for all Phoenix Funds and may be rejected or suspended.

TELEPHONE EXCHANGE lets you exchange shares of one fund for the same class of shares in another fund, using our customer service telephone service. See the "Telephone Exchange" section on the application. Exchange privileges may not be available for all Phoenix Funds and may be rejected or suspended.

SYSTEMATIC WITHDRAWAL PROGRAM allows you to periodically redeem a portion of your account on a predetermined monthly, quarterly, semiannual, or annual basis. Sufficient shares will be redeemed on the 15th of the month at the closing net asset value so that the payment is made about the 20th of the month. The program also provides for redemptions on or about the 10th, 15th, or 25th with proceeds directed through the ACH to your bank. The minimum withdrawal is $25, and minimum account balance requirements continue. Shareholders in the program must own fund shares worth at least $5,000.


DISCLOSURE OF FUND HOLDINGS. The funds make available on the Phoenix Funds' Web sites, PhoenixFunds.com or PhoenixInvestments.com, information with respect to each fund's top 10 holdings and summary composition data derived from portfolio holdings information. This information is posted to the Web sites at the end of each month with respect to the top 10 holdings, and at the end of each quarter with respect to summary composition information, generally within 10 business days. This information will remain available on the Web sites until full portfolio holdings information becomes publicly available. A full listing of each fund's portfolio holdings becomes publicly available (i) as of the end of its second and fourth fiscal quarters in shareholder reports, which are sent to all shareholders and are filed with the Securities and Exchange Commission ("SEC") on Form N-CSR, and (ii) at the

                                        Phoenix Strategic Equity Series Fund  39
end of its first and third fiscal quarters by filing with the SEC a Form N-Q. The funds' shareholder reports are available on Phoenix's Web site at PhoenixFunds.com (also accessible at PhoenixInvestments.com). A more detailed description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio securities is also available in the Statement of Additional Information.




TAX STATUS OF DISTRIBUTIONS
--------------------------------------------------------------------------------


The funds plan to make distributions from net investment income at intervals stated on the table below and to distribute net realized capital gains, if any, at least annually.

--------------------------------------------------------------------------------
   FUND                                              DIVIDEND PAID
--------------------------------------------------------------------------------

   Dynamic Growth Fund                                  Annually

--------------------------------------------------------------------------------
   Fundamental Growth Fund                              Annually
--------------------------------------------------------------------------------

   Large-Cap Growth Fund                              Semiannually

--------------------------------------------------------------------------------

   Strategic Growth Fund                              Semiannually

--------------------------------------------------------------------------------

Distributions of short-term capital gains and net investment income are taxable to shareholders as ordinary income. Under the 2003 Tax Act, certain distributions of long-term capital gains and certain dividends are taxable at a lower rate than ordinary income. Long-term capital gains, if any, distributed to shareholders and which are designated by the fund as capital gain distributions, are taxable to shareholders as long-term capital gain distributions regardless of the length of time you have owned your shares.

Unless you elect to receive distributions in cash, dividends and capital gain distributions are paid in additional shares. All distributions, cash or additional shares, are subject to federal income tax and may be subject to state, local and other taxes.

40  Phoenix Strategic Equity Series Fund

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


These tables are intended to help you understand the Large-Cap Growth and the Strategic Growth Funds' financial performance for the past five years or since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the funds (assuming reinvestment of all dividends and distributions). This information has been audited by the funds' independent registered public accounting firm, PricewaterhouseCoopers LLP. Their report, together with the funds' financial statements, is included in the funds' most recent Annual Report, which is available upon request.

Since the Dynamic Growth Fund and the Fundamental Growth Fund have been in existence only since the date of this prospectus, no financial information is included here for these funds.

PHOENIX LARGE-CAP GROWTH FUND

                                                                    CLASS X
                                         ---------------------------------------------------------------
                                                              YEAR ENDED APRIL 30,
                                             2005         2004        2003          2002        2001
                                          ----------   ----------  -----------    ---------  ----------
Net asset value, beginning of period       $11.55       $10.07       $12.30        $14.66      $22.31
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)          (0.01)       (0.01)       (0.02)           --(2)    (0.01)
   Net realized and unrealized gain (loss)  (0.22)        1.49        (2.21)        (2.31)      (3.36)
                                           -------      -------      -------       -------     -------
     TOTAL FROM INVESTMENT OPERATIONS       (0.23)        1.48        (2.23)        (2.31)      (3.37)
                                           -------      -------      -------       -------     -------
LESS DISTRIBUTIONS
   Distributions from net realized gains       --           --           --         (0.05)      (4.28)
                                           -------      -------      -------       -------    --------
     TOTAL DISTRIBUTIONS                       --           --           --         (0.05)      (4.28)
                                           -------      -------      -------       -------     -------
Change in net asset value                   (0.23)        1.48        (2.23)        (2.36)      (7.65)
                                           -------      -------      -------       -------     -------
NET ASSET VALUE, END OF PERIOD             $11.32       $11.55       $10.07        $12.30      $14.66
                                           =======      =======      =======       =======     =======
Total return                                (1.99)%      14.70%      (18.13)%      (15.76)%    (16.22)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)     $32,225      $38,994      $21,121       $21,786     $28,864
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                        1.06%        1.05%        1.13%         1.04%       0.97%
   Net investment income (loss)             (0.06)%      (0.10)%      (0.20)%        0.03%      (0.03)%
Portfolio turnover                             91%         168%         101%          131%        134%
----------------------------
(1) Computed using average shares out standing.
(2) Amount is less than $0.01.


                                        Phoenix Strategic Equity Series Fund  41

--------------------------------------------------------------------------------


PHOENIX LARGE-CAP GROWTH FUND

                                                                   CLASS A
                                         ---------------------------------------------------------------
                                                              YEAR ENDED APRIL 30,
                                             2005         2004        2003          2002        2001
                                          ----------   ----------  -----------    ---------  ----------
Net asset value, beginning of period       $11.11       $ 9.71       $11.90        $14.22      $21.83
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)          (0.03)       (0.04)       (0.04)        (0.03)      (0.05)
   Net realized and unrealized gain (loss)  (0.22)        1.44        (2.15)        (2.24)      (3.28)
                                           -------     --------     --------      -------    --------
     TOTAL FROM INVESTMENT OPERATIONS       (0.25)        1.40        (2.19)        (2.27)      (3.33)
                                           -------     --------     --------      -------    --------
LESS DISTRIBUTIONS
   Distributions from net realized gains       --           --           --         (0.05)      (4.28)
                                           -------     --------     --------     --------    --------
     TOTAL DISTRIBUTIONS                       --           --           --         (0.05)      (4.28)
                                           -------     --------     --------     --------    --------
Change in net asset value                   (0.25)        1.40        (2.19)        (2.32)      (7.61)
                                           -------     --------     --------     --------    --------
NET ASSET VALUE, END OF PERIOD             $10.86       $11.11       $ 9.71        $11.90      $14.22
                                          =======      =======      =======       =======     =======
 Total return(2)                             (2.25)%      14.42%      (18.40)%      (15.97)%    (16.42)%
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (thousands)   $104,913     $145,023     $127,553      $177,518    $215,736
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                        1.31%        1.30%        1.38%         1.29%       1.22%
   Net investment income (loss)             (0.31)%      (0.33)%      (0.41)%       (0.22)%     (0.29)%
Portfolio turnover                             91%         168%         101%          131%        134%



                                                                   CLASS B
                                         ----------------------------------------------------------------
                                                             YEAR ENDED APRIL 30,
                                            2005          2004         2003       2002          2001
                                          ---------     --------     --------   ---------     ---------
Net asset value, beginning of period       $10.46       $ 9.21       $11.36        $13.68      $21.34
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss) (1)         (0.11)       (0.11)       (0.11)        (0.12)      (0.17)
   Net realized and unrealized gain (loss)  (0.21)        1.36        (2.04)        (2.15)      (3.21)
                                           -------      -------      -------       -------     -------
    TOTAL FROM INVESTMENT OPERATIONS        (0.32)        1.25        (2.15)        (2.27)      (3.38)
                                           -------      -------      -------       -------     -------
LESS DISTRIBUTIONS
   Distributions from net realized gains       --           --           --         (0.05)      (4.28)
                                           -------      -------      -------       -------     -------
    TOTAL DISTRIBUTIONS                        --           --           --         (0.05)      (4.28)
                                           -------      -------      -------       -------     -------
Change in net asset value                   (0.32)        1.25        (2.15)        (2.32)      (7.66)
                                           -------      -------      -------       -------     -------
NET ASSET VALUE, END OF PERIOD             $10.14       $10.46       $ 9.21        $11.36      $13.68
                                           =======      =======      =======       =======     =======
Total return(2)                             (3.06)%      13.57%      (18.93)%      (16.60)%    (17.11)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)      $9,740      $14,171      $13,600       $17,397     $16,458
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                        2.06%        2.05%        2.13%         2.04%       1.97%
   Net investment income (loss)             (1.06)%      (1.09)%      (1.16)%       (0.98)      (1.03)%
Portfolio turnover                             91%         168%         101%          131%        134%
------------------------------
(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in the total return calculation.




42  Phoenix Strategic Equity Series Fund

--------------------------------------------------------------------------------


PHOENIX LARGE-CAP GROWTH FUND

                                                                     CLASS C
                                         ---------------------------------------------------------------
                                                               YEAR ENDED APRIL 30,
                                             2005         2004         2003        2002        2001
                                           ----------   ---------   ---------    ---------   ---------
Net asset value, beginning of period       $10.43       $ 9.18       $11.33        $13.65      $21.29
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss) (1)         (0.11)       (0.11)       (0.11)        (0.12)      (0.17)
   Net realized and unrealized gain (loss)  (0.20)        1.36        (2.04)        (2.15)      (3.19)
                                           -------      -------      -------       -------     -------
    TOTAL FROM INVESTMENT OPERATIONS        (0.31)        1.25        (2.15)        (2.27)      (3.36)
                                           -------      -------      -------       -------     -------
LESS DISTRIBUTIONS
   Distributions from net realized gains       --           --           --         (0.05)      (4.28)
                                           -------      -------      -------       -------     -------
    TOTAL DISTRIBUTIONS                        --           --           --         (0.05)      (4.28)
                                           -------      -------      -------       -------     -------
Change in net asset value                   (0.31)        1.25        (2.15)        (2.32)      (7.64)
                                           -------      -------      -------       -------     -------
NET ASSET VALUE, END OF PERIOD             $10.12       $10.43       $ 9.18        $11.33      $13.65
                                           =======      =======      =======       =======     =======
Total return(2)                             (2.97)%      13.62%      (18.98)%      (16.64)%    (17.08)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)      $6,816      $15,528      $16,698       $13,761     $12,641
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                        2.05%        2.05%        2.14%         2.04%       1.97%
   Net investment income (loss)             (1.05)%      (1.08)%      (1.19)%       (0.98)%     (1.02)%
Portfolio turnover                             91%         168%         101%          131%        134%
----------------------------
(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in the total return calculation.



                                        Phoenix Strategic Equity Series Fund  43

--------------------------------------------------------------------------------


PHOENIX STRATEGIC GROWTH FUND

                                                                    CLASS A
                                         ---------------------------------------------------------------
                                                              YEAR ENDED APRIL 30,
                                            2005          2004         2003          2002       2001
                                         ----------    ----------   ----------    ----------  ---------
Net asset value, beginning of period       $ 8.64       $ 7.17       $ 9.06        $13.02      $22.62
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)          (0.06)       (0.06)       (0.07)        (0.09)      (0.15)
   Net realized and unrealized gain (loss)   0.01         1.53        (1.82)        (3.83)      (6.10)
                                           -------      --------     -------       -------     -------
     TOTAL FROM INVESTMENT OPERATIONS       (0.05)        1.47        (1.89)        (3.92)      (6.25)
                                           -------      --------     -------       -------     -------
LESS DISTRIBUTIONS
   Distributions from net realized gains       --           --           --         (0.04)      (3.35)
                                           -------      --------     -------       -------     -------
     TOTAL DISTRIBUTIONS                       --           --           --         (0.04)      (3.35)
                                           -------      --------     -------       -------     -------
Change in net asset value                   (0.05)        1.47        (1.89)        (3.96)      (9.60)
                                           -------      --------     -------       -------     -------
NET ASSET VALUE, END OF PERIOD             $ 8.59       $ 8.64       $ 7.17        $ 9.06      $13.02
                                           =======      ========     =======       =======     =======
Total return(2)                             (0.58)%      20.50%      (20.86)%      (30.13)%    (27.94)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)    $128,426     $162,974     $156,017      $250,131    $416,159
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                        1.56%        1.52%        1.60%         1.39%       1.30%
   Net investment income (loss)             (0.67)%      (0.73)%      (0.95)%       (0.87)%     (0.81)%
Portfolio turnover                            107%         167%         119%          147%        129%


                                                                     CLASS B
                                         ---------------------------------------------------------------
                                                              YEAR ENDED APRIL 30,
                                             2005        2004         2003         2002        2001
                                         ----------    ----------   ----------    ----------  ---------
Net asset value, beginning of period       $ 7.94       $ 6.64       $ 8.46        $12.25      $21.70
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)          (0.11)       (0.11)       (0.11)        (0.16)      (0.27)
   Net realized and unrealized gain (loss)   0.01         1.41        (1.71)        (3.59)      (5.83)
                                           -------      -------      -------       -------     -------
     TOTAL FROM INVESTMENT OPERATIONS       (0.10)        1.30        (1.82)        (3.75)      (6.10)
                                           -------      -------      -------       -------     -------
LESS DISTRIBUTIONS
   Distributions from net realized gains       --           --           --         (0.04)      (3.35)
                                           -------      -------      -------       -------     -------
     TOTAL DISTRIBUTIONS                       --           --           --         (0.04)      (3.35)
                                           -------      -------      -------       -------     -------
Change in net asset value                   (0.10)        1.30        (1.82)        (3.79)      (9.45)
                                           -------      -------      -------       -------     -------
NET ASSET VALUE, END OF PERIOD             $ 7.84       $ 7.94       $ 6.64        $ 8.46      $12.25
                                           =======      =======      =======       =======     =======
Total return((2))                           (1.26)%      19.58%      (21.51)%      (30.64)%    (28.48)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)     $11,006      $24,989      $30,755       $59,690    $107,589
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                        2.32%        2.27%        2.34%         2.14%       2.05%
   Net investment income (loss)             (1.40)%      (1.48)%      (1.71)%       (1.62)%     (1.56)%
Portfolio turnover                            107%         167%         119%          147%        129%
---------------------------
(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in total return calculation.



44  Phoenix Strategic Equity Series Fund

--------------------------------------------------------------------------------

PHOENIX STRATEGIC GROWTH FUND

                                                                     CLASS C
                                         ---------------------------------------------------------------
                                                              YEAR ENDED APRIL 30,
                                            2005          2004        2003          2002        2001
                                          ---------     --------    --------      --------    ---------
Net asset value, beginning of period       $ 7.95       $ 6.65       $ 8.47        $12.26      $21.71
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)          (0.11)       (0.12)       (0.11)        (0.16)      (0.25)
   Net realized and unrealized gain (loss)
                                             0.01         1.42        (1.71)        (3.59)      (5.85)
                                           -------       ------      -------       -------     -------
     TOTAL FROM INVESTMENT OPERATIONS       (0.10)        1.30        (1.82)        (3.75)      (6.10)
                                           -------       ------      -------       -------     -------
LESS DISTRIBUTIONS
   Distributions from net realized gains       --           --           --         (0.04)      (3.35)
                                           -------       ------      -------       -------     -------
     TOTAL DISTRIBUTIONS                       --           --           --         (0.04)      (3.35)
                                           -------       ------      -------       -------     -------
Change in net asset value                   (0.10)        1.30        (1.82)        (3.79)      (9.45)
                                           -------       ------      -------       -------     -------
NET ASSET VALUE, END OF PERIOD             $ 7.85       $ 7.95       $ 6.65        $ 8.47      $12.26
                                           =======       ======      =======       =======     =======
Total return((2))                           (1.26)%      19.55%      (21.49)%      (30.61)%    (28.46)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)      $2,371       $3,713       $3,260        $5,499      $7,634
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                        2.31%        2.27%        2.34%         2.14%       2.05%
   Net investment income (loss)             (1.42)%      (1.48)%      (1.71)%       (1.61)%     (1.53)%
Portfolio turnover                            107%         167%         119%          147%        129%
----------------------------
(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in total return calculation.



                                        Phoenix Strategic Equity Series Fund  45

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  [logo]PHOENIXFUNDS(SM)

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480






ADDITIONAL INFORMATION

You can find more information about the Funds in the following documents:

ANNUAL AND SEMIANNUAL REPORTS
Annual and semiannual reports contain more information about the Funds' investments. The annual report discusses the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information about the Funds. It is incorporated by reference and is legally part of the prospectus.

To obtain free copies of these documents, you can download copies from the Individual Investors section of our Web site, PhoenixFunds.com, or you can request copies by calling us toll-free at 1-800-243-1574.

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (SEC) Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call 1-202-942-8090.This information is also available on the SEC's Internet site at sec.gov. You may also obtain copies upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, DC 20549-6009 or by electronic request at publicinfo@sec.gov.

Mutual Fund Services: 1-800-243-1574
Text Telephone: 1-800-243-1926






NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.


Investment Company Act File No. 811-4727
PXP690                                                                      7-05

                      PHOENIX STRATEGIC EQUITY SERIES FUND

                           PHOENIX DYNAMIC GROWTH FUND

                         PHOENIX FUNDAMENTAL GROWTH FUND

                          PHOENIX LARGE-CAP GROWTH FUND

                          PHOENIX STRATEGIC GROWTH FUND


                                101 Munson Street
                              Greenfield, MA 01301

                       STATEMENT OF ADDITIONAL INFORMATION

                                  July 29, 2005

   The Statement of Additional Information is not a prospectus, but expands upon and supplements the information contained in the current Prospectus of the Phoenix Strategic Equity Series Fund (the "Trust"), dated July 29, 2005, and should be read in conjunction with it. The Statement of Additional Information incorporates by reference certain information that appears in the funds' annual and semiannual reports, which are delivered to all investors. You may obtain a free copy of the Trust's Prospectus, annual or semiannual reports by visiting the Phoenix Funds Web sites at PhoenixFunds.com or PhoenixInvestments.com or by calling Phoenix Equity Planning Corporation ("PEPCO") at (800) 243-4361 or by writing to PEPCO at One American Row, P.O. Box 5056, Hartford, CT 06102-5056.


                                TABLE OF CONTENTS

                                                                            PAGE

The Trust..................................................................    1
Investment Restrictions....................................................    1
Investment Techniques and Risks............................................    2
Performance Information ...................................................    9
Portfolio Turnover.........................................................   10
Portfolio Transactions and Brokerage.......................................   11
Disclosure of Fund Holdings................................................   12

Services of the Adviser and Subadvisers....................................   14
Portfolio Managers.........................................................   19
Net Asset Value............................................................   20
How to Buy Shares..........................................................   21
Alternative Purchase Arrangements..........................................   21
Investor Account Services..................................................   24
How to Redeem Shares.......................................................   25
Dividends, Distributions and Taxes.........................................   26
Tax Sheltered Retirement Plans.............................................   30
The Distributor............................................................   30
Distribution Plans.........................................................   32
Management of the Trust ...................................................   33
Additional Information.....................................................   39




                      Mutual Fund Services: (800) 243-1574
                    Adviser Consulting Group: (800) 243-4361
                         Text Telephone: (800) 243-1926


PXP 731 (7/05)

                                    THE TRUST


   The Trust is a diversified open-end management investment company which was organized under Massachusetts law in 1986 as a business trust and was reorganized as a Delaware statutory trust in August 2000. The Trust currently consists of four series, the Phoenix Dynamic Growth Fund (the "Dynamic Growth Fund"), Phoenix Fundamental Growth Fund (the "Fundamental Growth Fund") the Phoenix Large-Cap Growth Fund (the "Large-Cap Growth Fund"), and the Phoenix Strategic Growth Fund (the "Strategic Growth Fund"), each a "Fund," and collectively the "Funds."

   The Trust's Prospectus describes the investment objectives of the Funds and the strategies that each Fund will employ in seeking to achieve its investment objective. The Large-Cap Growth and Strategic Growth Funds' investment objectives are each a fundamental policy and may not be changed without a vote of the majority of the outstanding shares of the respective Fund. The Dynamic Growth and Fundamental Growth Funds' investment objectives may be changed without shareholder approval. The following discussion describes the Funds' investment policies and techniques and supplements the disclosure in the Prospectus.


                             INVESTMENT RESTRICTIONS

   The following investment restrictions have been adopted by the Trust with respect to each of the Funds. Except as otherwise stated, these investment restrictions are "fundamental" policies. A "fundamental" policy is defined in the Investment Company Act of 1940 (the "1940 Act") to mean that the restriction cannot be changed without the vote of a "majority of the outstanding voting securities" of the Fund. A "majority of the outstanding voting securities" is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.

   A Fund may not:

   (1) With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

   (2) Purchase securities if, after giving effect to the purchase, more than 25% of its total assets would be invested in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government, its agencies or instrumentalities).

   (3) Borrow money, except (i) in amounts not to exceed one third of the value of the Fund's total assets (including the amount borrowed) from banks, and (ii) up to an additional 5% of its total assets from banks or other lenders for temporary purposes. For purposes of this restriction, (a) investment techniques such as margin purchases, short sales, forward commitments, and roll transactions, (b) investments in instruments such as futures contracts, swaps, and options and (c) short-term credits extended in connection with trade clearance and settlement, shall not constitute borrowing.

   (4) Issue "senior securities" in contravention of the 1940 Act. Activities permitted by the Securities and Exchange Commission ("SEC") exemptive orders or staff interpretations shall not be deemed to be prohibited by this restriction.

   (5) Underwrite the securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under applicable law.

   (6) Purchase or sell real estate, except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

   (7) Purchase or sell commodities or commodity contracts, except the Fund may purchase and sell derivatives (including, but not limited to, options, futures contracts and options on futures contracts) whose value is tied to the value of a financial index or a financial instrument or other asset (including, but not limited to, securities indexes, interest rates, securities, currencies and physical commodities).

   (8) Make loans, except that the Fund may (i) lend portfolio securities, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities and (iv) participate in an interfund lending program with other registered investment companies.

   Except with respect to investment restriction (3) above, if any percentage restriction described above for a Fund is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Fund's assets will not constitute a violation of the restriction. With respect to investment restriction (3), in the event that asset coverage for all borrowings shall at any time fall below 300 per centum, the Fund shall, within three days thereafter (not including Sundays and holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300 per centum.

                         INVESTMENT TECHNIQUES AND RISKS

   Each of the Funds may utilize the following practices or techniques in pursuing their investment objectives.

CONVERTIBLE SECURITIES

   A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest generally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have several unique investment characteristics such as (1) higher yields than common stocks, but lower yields than comparable nonconvertible securities, (2) a lesser degree of fluctuation in value than the underlying stock since they have fixed income characteristics, and (3) the potential for capital appreciation if the market price of the underlying common stock increases. A convertible security might be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a Fund is called for redemption, the Fund may be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

   LOWER RATED CONVERTIBLE SECURITIES. Each Fund may invest in convertible securities that are rated below investment grade (commonly referred to as "junk" securities). Convertible securities which are not rated in the four highest categories, in which a Fund may invest, are predominantly speculative with respect to the issuer's capacity to repay principal and interest and may include issues on which the issuer defaults.

DERIVATIVE INVESTMENTS

   In order to hedge various portfolio positions, including to hedge against price movements in markets in which the Funds anticipate increasing their exposure, the Funds may invest in certain instruments which may be characterized as derivative investments. These investments include various types of interest rate transactions, options and futures. Such investments also may consist of indexed securities. Other of such investments have no express quantitative limitations, although they may be made solely for hedging purposes, not for speculation, and may in some cases be limited as to the type of counter-party permitted. Interest rate transactions involve the risk of an imperfect correlation between the index used in the hedging transactions and that pertaining to the securities which are the subject of such transactions. Similarly, utilization of options and futures transactions involves the risk of imperfect correlation in movements in the price of options and futures and movements in the price of the securities or interest rates which are the subject of the hedge. Investments in indexed securities, including inverse securities, subject the Funds to the risks associated with changes in the particular indices, which may include reduced or eliminated interest payments and losses of invested principal.

FINANCIAL FUTURES CONTRACTS AND RELATED OPTIONS

   Each Fund may use financial futures contracts and related options to hedge against changes in the market value of its portfolio securities or securities which it intends to purchase. Hedging is accomplished when an investor takes a position in the futures market opposite to his cash market position. There are two types of hedges--long (or buying) and short (or selling) hedges. Historically, prices in the futures market have tended to move in concert with cash market prices, and prices in the futures market have maintained a fairly predictable relationship to prices in the cash market. Thus, a decline in the market value of securities in a Fund's portfolio may be protected against to a considerable extent by gains realized on futures contracts sales. Similarly, it is possible to protect against an increase in the market price of securities which a Fund may wish to purchase in the future by purchasing futures contracts.

   The Funds may purchase or sell any financial futures contracts which are traded on a recognized exchange or board of trade. Financial futures contracts consist of interest rate futures contracts and securities index futures contracts. A public market presently exists in interest rate futures contracts covering long-term U.S. Treasury bonds, U.S. Treasury notes, three-month U.S. Treasury bills and GNMA certificates. Securities index futures contracts are currently traded with respect to the Standard & Poor's 500 Stock Index ("S&P 500 Index") and such other broad-based stock market indices as the New York Stock Exchange Composite Stock Index and the Value Line Composite Stock Price Index. A clearing corporation associated with the exchange or board of trade on which a financial futures contract trades assumes responsibility for the completion of transactions and also guarantees that open futures contracts will be performed.

   In contrast to the situation when a Fund purchases or sells a security, no security is delivered or received by the Fund upon the purchase or sale of a financial futures contract. Initially, the Fund will be required to deposit in a segregated account with its custodian bank an amount of cash, U.S. Treasury bills or liquid high grade debt obligations. This amount is known as initial margin and is in the nature of a performance bond or good faith deposit on the contract. The current initial margin deposit required per contract is approximately 5% of the contract amount. Brokers may establish deposit requirements higher than this minimum. Subsequent payments, called variation margin, will be made to and from the account on a daily basis as the price of the futures contract fluctuates. This process is known as marking to market.

   The writer of an option on a futures contract is required to deposit margin pursuant to requirements similar to those applicable to futures contracts. Upon exercise of an option on a futures contract, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's margin account. This amount will be equal to the amount by which the market price of the futures contract at the time of exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

   Although financial futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out is accomplished by effecting an offsetting transaction. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of securities and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller immediately would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller immediately would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same securities and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss.

   A Fund will pay commissions on financial futures contracts and related options transactions. These commissions may be higher than those which would apply to purchases and sales of securities directly.

   LIMITATIONS ON FUTURES CONTRACTS AND RELATED OPTIONS. A Fund may not engage in transactions in financial futures contracts or related options for speculative purposes but only as a hedge against anticipated changes in the market value of its portfolio securities or securities which it intends to purchase. At the time of purchase of a futures contract or a call option on a futures contract, any asset, including equity securities and noninvestment grade debt so long as the asset is liquid, unencumbered and marked to market daily ("liquid assets"), equal to the market value of the futures contract minus a Fund's initial margin deposit with respect thereto will be deposited in a pledged account with the Trust's custodian bank to collateralize fully the position and thereby ensure that it is not leveraged.

   The extent to which a Fund may enter into financial futures contracts and related options also may be limited by the requirements of the Internal Revenue Code (the "Code") for qualifications as a regulated investment company. (See the "Dividends, Distributions and Taxes " section in this Statement of Additional Information.)

   RISKS RELATING TO FUTURES CONTRACTS AND RELATED OPTIONS. Positions in futures contracts and related options may be closed out only on an exchange which provides a secondary market for such contracts or options. A Fund will enter into an option or futures position only if there appears to be a liquid secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular option or futures contract at any specific time. Thus, it may not be possible to close out a futures or related option position. In the case of a futures position, in the event of adverse price movements a Fund would continue to be required to make daily margin payments. In this situation, if a Fund has insufficient cash to meet daily margin requirements it may have to sell portfolio securities at a time when it may be disadvantageous to do so. In addition, a Fund may be required to take or make delivery of the securities underlying the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on a Fund's ability to hedge its portfolio effectively.

   There are several risks in connection with the use of futures contracts as a hedging device. While hedging can provide protection against an adverse movement in market prices, it can also preclude a hedger's opportunity to benefit from a favorable market movement. In addition, investing in futures contracts and options on futures contracts will cause a Fund to incur additional brokerage commissions and may cause an increase in a Fund's portfolio turnover rate.

   The successful use of futures contracts and related options also depends on the ability of the subadviser to forecast correctly the direction and extent of market movements within a given time frame. To the extent market prices remain stable during the period a futures contract or option is held by a Fund or such prices move in a direction opposite to that anticipated, a Fund may realize a loss on the hedging transaction which is not offset by an increase in the value of its portfolio securities. As a result, a Fund's return for the period may be less than if it had not engaged in the hedging transaction.

   Utilization of futures contracts by a Fund involves the risk of imperfect correlation in movements in the price of futures contracts and movements in the price of the securities which are being hedged. If the price of the futures contract moves more or less than the price of the securities being hedged, a Fund will experience a gain or loss which will not be completely offset by movements in the price of the securities. It is possible that, where a Fund has sold futures contracts to hedge its portfolio against decline in the market, the market may advance and the value of securities held in a Fund's portfolio may decline. If this occurred, a Fund would lose money on the futures contract and would also experience a decline in value in its portfolio securities. Where futures are purchased to hedge against a possible increase in the prices of securities before a Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline; if a Fund then determines not to invest in securities (or options) at that time because of concern as to possible further market decline or for other reasons, a Fund will realize a loss on the futures that would not be offset by a reduction in the price of the securities purchased.

   The market prices of futures contracts may be affected if participants in the futures market also elect to close out their contracts through off-setting transactions rather than to meet margin deposit requirements. In such case, distortions in the normal relationship between the cash and futures markets could result. Price distortions could also result if investors in futures contracts opt to make or take delivery of the underlying securities rather than to engage in closing transactions due to the resultant reduction in the liquidity of the futures market. In addition, due to the fact that, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends may still not result in a successful hedging transaction.

   Compared to the purchase or sale of futures contracts, the purchase of put or call options on futures contracts involves less potential risk for a Fund because the maximum amount at risk is the premium paid for the options plus transaction costs. However, there may be circumstances when the purchase of an option on a futures contract would result in a loss to a Fund while the purchase or sale of the futures contract would not have resulted in a loss, such as when there is no movement in the price of the underlying securities.

FOREIGN CURRENCY TRANSACTIONS

   Each Fund may engage in foreign currency transactions. The following is a description of these transactions:

   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days ("term") from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.

   No Fund will enter into such forward contracts or maintain a net exposure in such contracts where it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities and other assets denominated in that currency. The subadviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that to do so is in the best interests of a Fund. The Trust's custodian bank will be instructed to pledge liquid assets equal to the value of such contracts. If the value of the securities pledged declines, additional cash or securities will be added so that the pledged amount is not less than the amount of the Fund's commitments with respect to such contracts. Generally, no Fund will enter into a forward contract with a term longer than one year.

   FOREIGN CURRENCY OPTIONS. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period for such options any time prior to expiration.

   A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect a Fund against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if a Fund were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. Similarly, if a Fund had entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in the value of the currency but instead the currency had depreciated in value between the date of purchase and the settlement date, the Fund would not have to exercise its call but could acquire in the spot market the amount of foreign currency needed for settlement.

   FOREIGN CURRENCY FUTURES TRANSACTIONS. Each Fund may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, a Fund may be able to achieve many of the same objectives attainable through the use of foreign currency forward contracts, but more effectively and possibly at a lower cost.

   Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.

FOREIGN SECURITIES

   Each of the Funds may purchase foreign securities, including those issued by foreign branches of U.S. banks. Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions on the flow of international capital. Additionally, dividends payable on foreign securities may be subject to foreign taxes withheld prior to distribution. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility, and changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

   Many of the foreign securities held by each Fund will not be registered with the SEC and the issuers thereof will not be subject to the SEC's reporting requirements. Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of Gross National Product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

   In investing in securities denominated in foreign currencies, a Fund will be subject to the additional risk of currency fluctuations. An adverse change in the value of a particular foreign currency as against the U.S. dollar, to the extent that such change is not offset by a gain in other foreign currencies, will result in a decrease in the Fund's assets. Any such change may also have the effect of decreasing or limiting the income available for distribution. Foreign currencies may be affected by revaluation, adverse political and economic developments, and governmental restrictions. Although the Fund will invest only in securities denominated in foreign currencies that are fully convertible into U.S. dollars without legal restriction at the time of investment, no assurance can be given that currency exchange controls will not be imposed on any particular currency at a later date.

   Securities of U.S. issuers denominated in foreign currencies may be less liquid and their prices more volatile than securities issued by domestic issuers and denominated in U.S. dollars. In addition, investing in securities denominated in foreign currencies often entails costs not associated with investment in U.S. dollar-denominated securities of U.S. issuers, such as the cost of converting foreign currency to U.S. dollars, higher brokerage commissions, custodial expenses and other fees. Non-U.S. dollar denominated securities may be subject to certain withholding and other taxes of the relevant jurisdiction, which may reduce the yield on the securities to the Funds and which may not be recoverable by the Funds or their investors.

   The Funds will calculate their net asset values and complete orders to purchase, exchange or redeem shares only on a Monday-Friday basis (excluding holidays on which the New York Stock Exchange ("NYSE") is closed). Foreign securities in which the Funds may invest may be primarily listed on foreign stock exchanges which may trade on other days (such as Saturdays). As a result, the net asset value of the Funds' portfolios may be affected by such trading on days when a shareholder has no access to the Funds.

   Investment income received by the Funds from sources within foreign countries may be subject to foreign income taxes withheld at the source. If a Fund should have more than 50% of the value of its assets invested in securities of foreign corporations at the close of its taxable year, the Fund may elect to pass through to its shareholders their proportionate shares of foreign income taxes paid. Investors are urged to consult their tax attorney with respect to specific questions regarding foreign, federal, state or local taxes.

   The Trust may use a foreign custodian in connection with its purchases of foreign securities and may maintain cash and cash equivalents in the care of a foreign custodian. The amount of cash or cash equivalents maintained in the care of eligible foreign custodians will be limited to an amount reasonably necessary to effect the Funds' foreign securities transactions. The use of a foreign custodian invokes considerations which are not ordinarily associated with domestic custodians. These considerations include the possibility of expropriations, restricted access to books and records of the foreign custodian, inability to recover assets that are lost while under the control of the foreign custodian, and the impact of political, social or diplomatic developments.

LENDING PORTFOLIO SECURITIES

   In order to increase its return on investments, each of the Funds may make loans of their portfolio securities, as long as the market value of the loaned securities does not exceed 33% of the market or other fair value of the Fund's net assets. Loans of portfolio securities will always be fully collateralized by cash, U.S. Government securities or other high quality debt securities at no less than 100% of the market value of the loaned securities (as marked to market daily) and made only to borrowers considered by the subadviser to be creditworthy. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities and possibly the loss of the collateral if the borrower fails financially.

LEVERAGE

   The Funds may, from time to time, increase their ownership of securities holdings above the amounts otherwise possible by borrowing from banks at fixed amounts of interest and investing the borrowed funds. The Funds will borrow only from banks, and only if immediately after such borrowing the value of the assets of these Funds (including the amount borrowed) less its liabilities (not including any borrowings) is at least three times the amount of funds borrowed for investment purposes. The effect of this provision is to permit a Fund to borrow up to 33(1)/(3)% of the net assets of the Fund, not including the proceeds of any such borrowings. However, the amount of the borrowings will be dependent upon the availability and cost of credit from time to time. If, due to market fluctuations or other reasons, the value of a Fund's assets computed as provided above becomes at any time less than three times the amount of the borrowings for investment purposes, the Fund, within three business days, is required to reduce bank debt to the extent necessary to meet the required 300% asset coverage.

   Interest on money borrowed will be an expense of the Fund with respect to which the borrowing has been made. Because such expense would not otherwise be incurred, the net investment income of the Fund is not expected to be as high as it otherwise would be during periods when borrowings for investment purposes are substantial.

   Bank borrowings for investment purposes must be obtained on an unsecured basis. Any such borrowing must also be made subject to an agreement by the lender that any recourse is limited to the assets of the Fund with respect to which the borrowing has been made.

   Any investment gains made with the additional monies borrowed in excess of interest paid will cause the net asset value of these Funds' shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on the monies borrowed) to these Funds, the net asset value of these Funds will decrease faster than would otherwise be the case.

OPTIONS

   The Funds may write covered call options and purchase call and put options. Options and the related risks are summarized below.

   WRITING AND PURCHASING OPTIONS. Call options written by a Fund normally will have expiration dates between three and nine months from the date written. During the option period a Fund may be assigned an exercise notice by the broker-dealer through which the call option was sold, requiring the Fund to deliver the underlying security (or cash in the case of securities index calls) against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time as the Fund effects a closing purchase transaction. A closing purchase transaction cannot be effected with respect to an option once the Fund has received an exercise notice.

   The exercise price of a call option written by a Fund may be below, equal to or above the current market value of the underlying security or securities index at the time the option is written.

   A multiplier for an index option performs a function similar to the unit of trading for an option on an individual security. It determines the total dollar value per contract of each point between the exercise price of the option and the current level of the underlying index. A multiplier of 100 means that a one-point difference will yield $100. Options on different indices may have different multipliers.

   Securities indices for which options are currently traded include the Standard & Poor's 100 and 500 Composite Stock Price Indices, Computer/Business Equipment Index, Major Market Index, Amex Market Value Index, Computer Technology Index, Oil and Gas Index, NYSE Options Index, Gaming/Hotel Index, Telephone Index, Transportation Index, Technology Index, and Gold/Silver Index. A Fund may write call options and purchase call and put options on any other indices traded on a recognized exchange.

   Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option written by a Fund to prevent an underlying security from being called, or to enable a Fund to write another call option with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the amount of the premium received on the call option is more or less than the cost of effecting the closing purchase transaction. If a call option written by a Fund expires unexercised, a Fund will realize a gain in the amount of the premium on the option less the commission paid.

   The option activities of a Fund may increase its portfolio turnover rate and the amount of brokerage commissions paid. A Fund will pay a commission each time it purchases or sells a security in connection with the exercise of an option. These commissions may be higher than those which would apply to purchases and sales of securities directly.

   LIMITATIONS ON OPTIONS. A Fund may write call options only if they are covered and if they remain covered so long as a Fund is obligated as a writer. If a Fund writes a call option on an individual security, a Fund will own the underlying security at all times during the option period. A Fund will write call options on indices only to hedge in an economically appropriate way portfolio securities which are not otherwise hedged with options or financial futures contracts. Call options on securities indices written by a Fund will be "covered" by identifying the specific portfolio securities being hedged.

   To secure the obligation to deliver the underlying security, the writer of a covered call option on an individual security is required to deposit the underlying security or other assets in escrow with the broker in accordance with clearing corporation and exchange rules. In the case of an index call option written by a Fund, a Fund will be required to deposit qualified securities. A "qualified security" is a security against which a Fund has not written a call option and which has not been hedged by a Fund by the sale of a financial futures contract. If at the close of business on any day the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts, a Fund will deposit an amount of cash or liquid assets equal in value to the difference. In addition, when a Fund writes a call on an index which is "in-the-money" at the time the call is written, a Fund will segregate with its custodian bank cash or liquid assets equal in value to the amount by which the call is "in-the-money" times the multiplier times the number of contracts. Any amount segregated may be applied to a Fund's obligation to segregate additional amounts in the event that the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts.

   A Fund may invest in exchange-traded or over-the-counter call and put options. A Fund may sell a call option or a put option which it has previously purchased prior to the purchase (in the case of a call) or the sale (in the case of a put) of the underlying security. Any such sale of a call option or a put option would result in a net gain or loss, depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid.

   In connection with a Fund qualifying as a regulated investment company under the Code, other restrictions on a Fund's ability to enter into option transactions may apply from time to time. (See "Dividends, Distributions and Taxes.")

   RISKS RELATING TO OPTIONS. During the option period, the writer of a call option has, in return for the premium received on the option, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. The writer has no control over the time when it may be required to fulfill its obligation as a writer of the option.

   The risk of purchasing a call option or a put option is that a Fund may lose the premium it paid plus transaction costs. If a Fund does not exercise the option and is unable to close out the position prior to expiration of the option, it will lose its entire investment.

   An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. Although a Fund will write and purchase options only when the subadviser believes that a liquid secondary market will exist for options of the same series, there can be no assurance that a liquid secondary market will exist for a particular option at a particular time and that a Fund, if it so desires, can close out its position by effecting a closing transaction. If the writer of a covered call option is unable to effect a closing purchase transaction, it cannot sell the underlying security until the option expires or the option is exercised. Accordingly, a covered call writer may not be able to sell the underlying security at a time when it might otherwise be advantageous to do so.

   Possible reasons for the absence of a liquid secondary market on an exchange include: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) inadequacy of the facilities of an exchange or the clearing corporation to handle trading volume; and (v) a decision by one or more exchanges to discontinue the trading of options or impose restrictions on orders.

   Each exchange has established limitations governing the maximum number of call options, whether or not covered, which may be written by a single investor acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The subadviser believes that the position limits established by the exchanges will not have any adverse impact upon a Fund or all of the Funds, in the aggregate.

   RISKS OF OPTIONS ON INDICES. Because the value of an index option depends upon movements in the level of the index rather than movements in the price of a particular security, whether a Fund will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of prices in the market generally or in an industry or market segment rather than upon movements in the price of an individual security. Accordingly, successful use by a Fund of options on indices will be subject to the subadviser's ability to predict correctly movements in the direction of the market generally or in the direction of a particular industry. This requires different skills and techniques than predicting changes in the prices of individual securities.

   Index prices may be distorted if trading of certain securities included in the index is interrupted. Trading in index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of securities included in the index. If this occurred, a Fund would not be able to close out options which it had written or purchased and, if restrictions on exercise were imposed, might be unable to exercise an option it purchased, which would result in substantial losses to a Fund. However, it is the Trust's policy to write or purchase options only on indices which include a sufficient number of securities so that the likelihood of a trading halt in the index is minimized.

   Because the exercise of an index option is settled in cash, an index call writer cannot determine the amount of its settlement obligation in advance and, unlike call writing on portfolio securities, cannot provide in advance for its potential settlement obligation by holding the underlying securities. Consequently, a Fund will write call options on indices only subject to the limitations described above.

   Price movements in securities in a Fund's portfolio will not correlate perfectly with movements in the level of the index and, therefore, a Fund bears the risk that the price of the securities held by the Fund may not increase as much as the level of the index. In this event, the Fund would bear a loss on the call which would not be completely offset by movements in the prices of a Fund's portfolio securities. It is also possible that the index may rise when the value of a Fund's portfolio securities does not. If this occurred, the Fund would experience a loss on the call which would not be offset by an increase in the value of its portfolio and might also experience a loss in the market value of portfolio securities.

   Unless a Fund has other liquid assets which are sufficient to satisfy the exercise of a call on an index, a Fund will be required to liquidate portfolio securities in order to satisfy the exercise. Because an exercise must be settled within hours after receiving the notice of exercise, if a Fund fails to anticipate an exercise, to the extent permissible, it may have to borrow from a bank pending settlement of the sale of securities in its portfolio and pay interest on such borrowing.

   When a Fund has written a call on an index, there is also a risk that the market may decline between the time a Fund has the call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time a Fund is able to sell securities in its portfolio. As with options on portfolio securities, a Fund will not learn that a call has been exercised until the day following the exercise date but, unlike a call on a portfolio security where a Fund would be able to deliver the underlying security in settlement, a Fund may have to sell part of its portfolio securities in order to make settlement in cash, and the price of such securities might decline before they could be sold.

   If a Fund exercises a put option on an index which it has purchased before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If this change causes the exercised option to fall "out-of-the-money" a Fund will be required to pay the difference between the closing index value and the exercise price of the option (multiplied by the applicable multiplier) to the assigned writer. Although a Fund may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

PRIVATE PLACEMENTS AND RULE 144A SECURITIES

   Each Fund may purchase securities which have been privately issued and are subject to legal restrictions on resale or which are issued to qualified institutional investors under special rules adopted by the SEC. Such securities may offer higher yields than comparable publicly traded securities. Such securities ordinarily can be sold by the Fund in secondary market transactions to certain qualified investors pursuant to rules established by the SEC, in privately negotiated transactions to a limited number of purchasers or in a public offering made pursuant to an effective registration statement under the Securities Act of 1933 (the "1933 Act"). Public sales of such securities by the Fund may involve significant delays and expense. Private sales often require negotiation with one or more purchasers and may produce less favorable prices than the sale of similar unrestricted securities. Public sales generally involve the time and expense of the preparation and processing of a registration statement under the 1933 Act (and the possible decline in value of the securities during such period) and may involve the payment of underwriting commissions. In some instances, the Fund may have to bear certain costs of registration in order to sell such shares publicly. Except in the case of securities sold to qualifying institutional investors under special rules adopted by the SEC for which the Trustees of the Fund determines the secondary market is liquid. Rule 144A securities will be considered illiquid. Trustees of these Funds may determine the secondary market is liquid based upon the following factors which will be reviewed periodically as required pursuant to procedures adopted by the Funds: the number of dealers willing to purchase or sell the security; the frequency of trades; dealer undertakings to make a market in the security, and the nature of the security and its market. Investing in Rule 144A Securities could have the effect of increasing the level of the Funds' illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

REPURCHASE AGREEMENTS

   Repurchase Agreements are agreements by which the Funds purchases a security and obtains a simultaneous commitment from the seller (a member bank of the Federal Reserve System or, to the extent permitted by the 1940 Act, a recognized securities dealer) that the seller will repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security.

   A repurchase transaction is usually accomplished either by crediting the amount of securities purchased to the account of the custodian of the Funds maintained in a central depository of book-entry system or by physical delivery of the securities to the Trust's custodian in return for delivery of the purchase price to the seller. Repurchase transactions are intended to be short-term transactions with the seller repurchasing the securities, usually within seven days.

   Even though repurchase transactions usually do not impose market risks on the purchasing Fund, if the seller of the repurchase agreement defaults and does not repurchase the underlying securities, the Fund might incur a loss if the value of the underlying securities declines, and disposition costs may be incurred in connection with liquidating the underlying securities. In addition, if bankruptcy proceedings are commenced regarding the seller, realization upon the underlying securities may be delayed or limited, and a loss may be incurred if the underlying securities decline in value.

SMALL CAP ISSUERS

   Market capitalizations of small capitalization companies are determined at the time of purchase. While the issuers in which the Fund will primarily invest may offer greater opportunities for capital appreciation than larger capitalization issuers, investments in smaller companies may involve greater risks and thus may be considered speculative. For example, small companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. Full development of these companies takes time and, for this reason, the Fund should be considered as a long-term investment and not as a vehicle for seeking short-term profits, nor should an investment in the Fund be considered a complete investment program. In addition, many small company stocks trade less frequently and in smaller volume, and may be subject to more abrupt or erratic price movements than stocks of large companies. The securities of small companies may also be more sensitive to market changes than the securities of large companies. These factors may result in above-average fluctuations in the net asset value of the Fund's shares.

                             PERFORMANCE INFORMATION

   Performance information for the Funds (and any class of the Funds) may be included in advertisements, sales literature or reports to shareholders or prospective investors. Performance information in advertisements and sales literature may be expressed as a yield of a class of shares and as a total return of a class of shares.

   Standardized quotations of average annual total return for Class A Shares, Class B Shares, Class C Shares or Class X Shares will be expressed in terms of the average annual compounded rate of return for a hypothetical investment in either Class A Shares, Class B Shares, Class C Shares or Class X Shares over periods of 1, 5 and 10 years or up to the life of the class of shares), calculated for each class separately pursuant to the following formula:
P((1+T)(n)) = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of each class's expenses (on an annual basis), deduction of the maximum initial sales load in the case of Class A Shares and the maximum contingent deferred sales charge applicable to a complete redemption of the investment in the case of Class B Shares and Class C Shares, and assume that all dividends and distributions on Class A Shares, Class B Shares, Class C Shares and Class X Shares are reinvested when paid.


   The Funds may from time to time include in advertisements containing total return the ranking of those performance figures relative to such figures for groups of mutual funds having similar investment objectives as categorized by ranking services such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Weisenberger Financial Services, Inc. and Morningstar, Inc. Additionally, each Fund may compare its performance results to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in various publications such as Changing Times, Forbes, Fortune, Money, Barrons, Business Week and Investor's Daily, Stanger's Mutual Fund Monitor, The Stanger Register, Stanger's Investment Adviser, The Wall Street Journal, The New York Times, Consumer Reports, Registered Representative, Financial Planning, Financial Services Weekly, Financial World, U.S. News and World Report, Standard & Poor's The Outlook, and Personal Investor. The Funds may from time to time illustrate the benefits of tax deferral by comparing taxable investments to investments made through tax-deferred retirement plans. The total return may also be used to compare the performance of each Fund against certain widely acknowledged outside standards or indices for stock and bond market performance, such as the Consumer Price Index, Standard & Poor's 500 Index (the "S&P 500 Index"), Dow Jones Industrial Average, Russell Midcap(R) Growth Index, Russell 1000(R) Growth Index, and Europe Australia Far East Index
(EAFE).


   Advertisements, sales literature and other communications may contain information about the Funds and advisers' current investment strategies and management style. Current strategies and style may change to allow the Funds to respond quickly to changing market and economic conditions. From time to time the Funds may include specific portfolio holdings or industries in such communications. To illustrate components of overall performance, each Fund may separate its cumulative and average annual returns into income and capital gains components.

   Performance information reflects only the performance of a hypothetical investment in each class during the particular time period on which the calculations are based. Performance information should be considered in light of a Fund's investment objectives and policies, characteristics and quality of the portfolio, and the market condition during the given time period, and should not be considered as a representation of what may be achieved in the future.

TOTAL RETURN

   For average "after-tax" total return, the SEC rules mandate several assumptions, including that the calculations use the historical highest individual federal marginal income tax rates at the time of reinvestment, and that the calculations do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. These returns, for instance, assume that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption. As a result, returns after taxes on distributions and sale of Fund shares may exceed returns after taxes on distributions (but before sale of Fund shares). These returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements.


   The average annual total return for the Class A Shares, Class B Shares, Class C Shares and Class X Shares of the Large-Cap Growth Fund and for Class A Shares, Class B Shares and Class C Shares of the Strategic Growth Fund for the indicated periods ended April 30, 2005 were as follows:


                                                                                                              COMMENCEMENT
                                                                 YEAR ENDED            5 YEARS ENDED        OF OPERATIONS TO
                                                                  04/30/05               04/30/05              04/30/05(1)
                                                                  --------               --------              --------

LARGE-CAP GROWTH FUND
Class A
     Return Before Taxes                                           -7.87%                 -9.59%                  6.96%
     Return After Taxes on Distribution                            -7.87%                 -10.62%                 5.02%
     Return After Taxes on Distributions and                       -5.12%                 -8.07%                  5.30%
        Sale of Fund Shares
Class B  Return Before Taxes                                       -6.94%                 -9.20%                 -2.13%
Class C  Return Before Taxes                                       -2.97%                 -9.19%                 -2.14%
Class X  Return Before Taxes                                       -1.99%                 -8.27%                  8.08%

STRATEGIC GROWTH FUND
Class A
     Return Before Taxes                                           -6.30%                 -14.76%                 5.34%
     Return After Taxes on Distribution                            -6.30%                 -15.90%                 2.78%
     Return After Taxes on Distributions and Sale of Fund          -4.09%                 -12.19%                 3.44%
        Shares
Class B  Return Before Taxes                                       -5.21%                 -14.40%                 5.21%
Class C  Return Before Taxes                                       -1.26%                 -14.38%                 1.11%

   (1) For the Large-Cap Growth Fund, Class A Shares and Class X Shares since March 8, 1996, Class B Shares and Class C Shares since July 1, 1998. For the Strategic Growth Fund, Class A Shares and Class B Shares since October 16, 1995 and Class C Shares since November 3, 1997.

   The Dynamic Growth Fund and the Fundamental Growth Fund are effective as of the date of this SAI; therefore, there is no performance on the Funds to report here.

   The Funds may also compute aggregate total return for specified periods based on a hypothetical Class A, Class B, Class C or Class X account with an assumed initial investment of $10,000. The aggregate total return is determined by dividing the net asset value of this account at the end of the specified period by the value of the initial investment and is expressed as a percentage. Calculation of cumulative total return reflects payment of the Class A Share's maximum sales charge of 5.75% and assumes reinvestment of all income dividends and capital gain distributions during the period.


   The Funds also may quote annual, average annual and annualized total return and cumulative total return performance data, for any class of shares of the Funds, both as a percentage and as a dollar amount based on a hypothetical $10,000 investment for various periods other than those noted above. Such data will be computed as described above, except that (1) the rates of return calculated will not be average annual rates, but rather, actual annual, annualized or cumulative rates of return and (2) the maximum applicable sales charge will not be included with respect to annual, annualized or cumulative rates of return calculations.

                               PORTFOLIO TURNOVER


   Portfolio turnover is calculated by dividing the lesser of purchases or sales of portfolio securities during the fiscal year by the monthly average of the value of a Fund's securities (excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less). A high rate of portfolio turnover generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Fund. Turnover rates may vary greatly from year to year as well as within a particular year and may also be affected by cash requirements for redemptions of Fund shares and by requirements which enable the Fund to receive certain favorable tax treatment (see "Dividends, Distributions and Taxes"). Historical annual rates of portfolio turnover for the Large-Cap Growth Fund and Strategic Growth Fund are set forth in the prospectus under the heading "Financial Highlights."


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

   The adviser and/or subadvisers (throughout this section the "adviser") places orders for the purchase and sale of securities, supervises their execution and negotiates brokerage commissions on behalf of the Funds. It is the practice of the adviser to seek the best prices and execution of orders and to negotiate brokerage commissions which the adviser's opinion are reasonable in relation to the value of the brokerage services provided by the executing broker. Brokers who have executed orders for the Funds are asked to quote a fair commission for their services. If the execution is satisfactory and if the requested rate approximates rates currently being quoted by the other brokers selected by the adviser, the rate is deemed by the adviser to be reasonable. Brokers may ask for higher rates of commission if all or a portion of the securities involved in the transaction are positioned by the broker, if the broker believes it has brought the Funds an unusually favorable trading opportunity, or if the broker regards its research services as being of exceptional value, and payment of such commissions is authorized by the adviser after the transaction has been consummated. If the adviser more than occasionally differs with the broker's appraisal of opportunity or value, the broker would not be selected to execute trades in the future.

   The adviser believes that the Funds benefit with a securities industry comprised of many and diverse firms and that the long-term interest of shareholders of the Funds is best served by its brokerage policies which include paying a fair commission rather than seeking to exploit its leverage to force the lowest possible commission rate. The primary factors considered in determining the firms to which brokerage orders are given are the adviser's appraisal of: the firm's ability to execute the order in the desired manner; the value of research services provided by the firm; and the firm's attitude toward and interest in mutual funds in general, including the sale of mutual funds managed and sponsored by the adviser. The adviser does not offer or promise to any broker an amount or percentage of brokerage commissions as an inducement or reward for the sale of shares of the Funds. Over-the-counter purchases and sales are transacted directly with principal market-makers except in those circumstances where in the opinion of the adviser better prices and execution are available elsewhere.

   In general terms, the nature of research services provided by brokers encompasses statistical and background information, and forecasts and interpretations with respect to U.S. and foreign economies, U.S. and foreign money markets, fixed income markets and equity markets, specific industry groups, and individual issues. Research services will vary from firm to firm, with broadest coverage generally from the large full-line firms. Smaller firms in general tend to provide information and interpretations on a smaller scale, frequently with a regional emphasis. In addition, several firms monitor federal, state, local and foreign political developments; many of the brokers also provide access to outside consultants. The outside research assistance is particularly useful to the adviser's staff since the brokers as a group tend to monitor a broader universe of securities and other matters than the adviser's staff can follow. In addition, it provides the adviser with a diverse perspective on financial markets. Research and investment information is provided by these and other brokers at no cost to the adviser and is available for the benefit of other accounts advised by the adviser and its affiliates and not all of this information will be used in connection with the Trust. While this information may be useful in varying degrees and may tend to reduce the adviser's expenses, it is not possible to estimate its value and in the opinion of the adviser it does not reduce the adviser's expenses in a determinable amount. The extent to which the adviser makes use of statistical, research and other services furnished by brokers is considered by the adviser in the allocation of brokerage business but there is no formula by which such business is allocated. The adviser does so in accordance with its judgment of the best interest of the Trust and its shareholders.

   The Trust has implemented, and the Board of Trustees has approved, policies and procedures reasonably designed to prevent (i) the adviser's and/or subadvisers' personnel responsible for the selection of broker-dealers to effect fund portfolio securities transactions from taking into account, in making those decisions, broker-dealer's promotion or sales efforts, and (ii) the Trust, its adviser, subadviser and distributor from entering into any agreement or other understanding under which the Funds direct brokerage transactions or revenue generated by those transactions to a broker-dealer to pay for distribution of fund shares. These policies and procedures are designed to prevent the Trust from entering into informal arrangements to direct portfolio securities transactions to a particular broker.

   The Trust has adopted a policy and procedures governing the execution of aggregated advisory client orders ("bunching procedures") in an attempt to lower commission costs on a per-share and per-dollar basis. According to the bunching procedures, the adviser shall aggregate transactions unless it believes in its sole discretion that such aggregation is inconsistent with its duty to seek best execution (which shall include the duty to seek best price) for the Trust. No advisory account of the adviser is to be favored over any other account and each account that participates in an aggregated order is expected to participate at the average share price for all transactions of the adviser in that security on a given business day, with all transaction costs shared pro rata based on the Trust's participation in the transaction. If the aggregated order is filled in its entirety, it shall be allocated among the adviser's accounts in accordance with the allocation order, and if the order is partially filled, it shall be allocated pro rata based on the allocation order. Notwithstanding the foregoing, the order may be allocated on a basis different from that specified in the allocation order if all accounts of the adviser whose orders are allocated receive fair and equitable treatment and the reason for such different allocation is explained in writing and is approved in writing by the adviser's compliance officer as soon as practicable after the opening of the markets on the trading day following the day on which the order is executed. If an aggregated order is partially filled and allocated on a basis different from that specified in the allocation order, no account that is benefited by such different allocation may intentionally and knowingly effect any purchase or sale for a reasonable period following the execution of the aggregated order that would result in it receiving or selling more shares than the amount of shares it would have received or sold had the aggregated order been completely filled. The Trustees will annually review these procedures or as frequently as shall appear appropriate.


   For the fiscal years ended April 30, 2003, 2004 and 2005, brokerage commissions paid by the Trust on portfolio transactions totaled, $1,323,835, $1,908,445 and $909,302, respectively. For the fiscal years ended April 30, 2003, 2004 and 2005, the Trust paid brokerage commissions of $189,191, $185,640 and $8,410 to PXP Securities Corp., an affiliate of its Distributor, for portfolio transactions effected by it. For the fiscal year ended April 30, 2005, the amount paid to PXP Securities Corp. was 0.9% of the total brokerage commissions paid by the Trust and was paid on transactions amounting to 1% of the aggregate dollar amount of transactions involving the payment of commissions. Brokerage commissions of $86,875 paid during the fiscal year ended April 30, 2005, were paid on portfolio transactions aggregating $81,001,951 executed by brokers who provided research and other statistical information.


                           DISCLOSURE OF FUND HOLDINGS

   The Trustees of the Trust have adopted policies with respect to the disclosure of the Funds' portfolio holdings by the Funds, Phoenix (generally, the Funds' investment adviser), or their affiliates. These policies provide that the Funds' portfolio holdings information generally may not be disclosed to any party prior to the information becoming public. Certain limited exceptions are described below. Additionally, the Funds' policies prohibit Phoenix and the Funds' other service providers from entering into any agreement to disclose Fund portfolio holdings in exchange for any form of compensation or consideration. These policies apply to disclosures to all categories of persons, including individual investors, institutional investors, intermediaries who sell shares of the Fund, third parties providing services to the Funds (accounting agent, print vendors, etc.), rating and ranking organizations (Lipper, Morningstar, etc.) and affiliated persons of the Funds.

   The Board of Trustees has delegated to the Holdings Disclosure Committee (the "HDC") the authority to make decisions regarding requests for information on portfolio holdings prior to public disclosure. The HDC will authorize the disclosure of portfolio holdings only if it determines such disclosure to be in the best interests of Fund shareholders. The HDC is composed of the Funds' Compliance Officer, and officers of the Funds' advisers and principal underwriter representing the areas of portfolio management, fund control, institutional marketing, retail marketing, and distribution.

   The Funds' Compliance Officer is responsible for monitoring the Funds' compliance with these policies and for providing regular reports (at least quarterly) to the Board of Trustees regarding their compliance, including information with respect to any potential conflicts of interest between the interests of Fund shareholders and those of Phoenix and its affiliates identified during the reporting period and how such conflicts were resolved.

PUBLIC DISCLOSURES


   In accordance with rules established by the SEC, each Fund sends semiannual and annual reports to shareholders that contain a full listing of portfolio holdings as of the second and fourth fiscal quarters, respectively, within 60 days of quarter-end. The Funds also disclose complete portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q, which is filed with the SEC within 60 days of quarter-end. The Funds' shareholder reports are available on Phoenix's Web sites at www.PhoenixFunds.com or www.PhoenixInvestments.com. Additionally, each Fund provides its top 10 holdings and summary composition data derived from portfolio holdings information on Phoenix's Web sites as of the end of each month, generally within 10 business days of the end of the month. This information will be available on the Web sites until full portfolio holdings information becomes publicly available as described above. The Funds also provide publicly available portfolio holdings information directly to ratings agencies, the frequency and timing of which is determined under the terms of the contractual arrangements with such agencies.


OTHER DISCLOSURES

   The HDC may authorize the disclosure of non-public portfolio holdings information under certain limited circumstances. The Funds' policies provide that non-public disclosures of a Fund's portfolio holdings may only be made if
(i) the Fund has a legitimate business purpose for making such disclosure and
(ii) the party receiving the non-public information enters into a confidentiality agreement, which includes a duty not to trade on the non-public information. The HDC will consider any actual or potential conflicts of interest between Phoenix and its mutual fund shareholders and will act in the best interest of the Funds' shareholders with respect to any such disclosure of portfolio holdings information. If a potential conflict can be resolved in a manner that does not present detrimental effects to Fund shareholders, the HDC may authorize release of portfolio holdings information. Conversely, if the potential conflict cannot be resolved in a manner that does not present detrimental effects to Fund shareholders, the HDC will not authorize such release.

ONGOING ARRANGEMENTS TO DISCLOSE PORTFOLIO HOLDINGS

   As previously authorized by the Funds' Board of Trustees and/or the Funds' executive officers, the Funds periodically disclose non-public portfolio holdings on a confidential basis to various service providers that require such information in order to assist the Funds in their day-to-day operations, as well as public information to certain ratings organizations. In addition to Phoenix and its affiliates, these entities are described in the following table. The table also includes information as to the timing of these entities receiving the portfolio holdings information from the Funds.

NON-PUBLIC HOLDINGS INFORMATION

-----------------------------------------------------------------------------------------------------------------------
                                                                                TIMING OF RELEASE OF PORTFOLIO
TYPE OF SERVICE PROVIDER              NAME OF SERVICE PROVIDER                  HOLDINGS INFORMATION
------------------------------------- ----------------------------------------- ---------------------------------------
Adviser                               Phoenix Investment Counsel, Inc.          Daily
------------------------------------- ----------------------------------------- ---------------------------------------

Subadviser (Dynamic Growth Fund)      Bennett Lawrence Management, LLC          Daily
------------------------------------- ----------------------------------------- ---------------------------------------
Subadviser (Fundamental Growth Fund)  CastleArk Management, LLC                 Daily
------------------------------------- ----------------------------------------- ---------------------------------------
Subadviser (Large-Cap Growth and      Seneca Capital Management LLC             Daily
Strategic Growth Funds)

------------------------------------- ----------------------------------------- ---------------------------------------
Distributor                           Phoenix Equity Planning Corporation       Daily
------------------------------------- ----------------------------------------- ---------------------------------------
Custodian                             State Street Bank and Trust Company       Daily
------------------------------------- ----------------------------------------- ---------------------------------------
Sub-Financial Agent                   PFPC Inc.                                 Daily
------------------------------------- ----------------------------------------- ---------------------------------------

Independent Registered Public         PricewaterhouseCoopers LLP                Annual Reporting Period: within 15
Accounting Firm                                                                 business days of end of reporting
                                                                                period

                                                                                Semiannual Reporting Period: within
                                                                                31 business days of end of reporting
                                                                                period
------------------------------------- ----------------------------------------- ---------------------------------------
Typesetting Firm for Financial        GCom Solutions                            Monthly on first business day
Reports and Forms N-Q                                                           following month end
------------------------------------- ----------------------------------------- ---------------------------------------
Printer for Financial Reports         V.G. Reed & Sons                          Annual and Semiannual Reporting
                                                                                Period: within 45 days after end of
                                                                                reporting period
-------------------------------------- ----------------------------------------- ---------------------------------------
Proxy Voting Service                  Institutional Shareholder Services        Twice weekly on an ongoing basis
------------------------------------- ----------------------------------------- ---------------------------------------
Intermediary Selling Shares of the    Merrill Lynch                             Quarterly within 10 days of quarter
Fund                                                                            end
------------------------------------- ----------------------------------------- ---------------------------------------
Third-Party Class B Share Financer    SG Constellation LLC                      Weekly based on prior week end
-----------------------------------------------------------------------------------------------------------------------

PUBLIC PORTFOLIO HOLDINGS INFORMATION
-----------------------------------------------------------------------------------------------------------------------
Portfolio Redistribution Firms        Bloomberg, Standard & Poor's and          Quarterly, 60 days after fiscal
                                      Thompson Financial Services               quarter end
------------------------------------- ----------------------------------------- ---------------------------------------
Rating Agencies                       Lipper Inc. and Morningstar               Quarterly, 60 days after fiscal
                                                                                quarter end
----------------------------------------------------------------------------------------------------------------------

   These service providers are required to keep all non-public information confidential and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Funds.

   There is no guarantee that the Funds' policies on use and dissemination of holdings information will protect the Funds from the potential misuse of holdings by individuals or firms in possession of such information.

                     SERVICES OF THE ADVISER AND SUBADVISERS


THE ADVISER

   The investment adviser to each of the Funds is Phoenix Investment Counsel, Inc. ("PIC" or "Adviser"), which is located at 56 Prospect Street, Hartford, Connecticut 06115-0480. PIC acts as the investment adviser for 14 fund companies totaling 45 mutual funds, and as adviser to institutional clients. PIC has acted as an investment adviser for over 70 years. PIC was originally organized in 1932 as John P. Chase, Inc. As of March 31, 2005, PIC had approximately $19.8 billion in assets under management.

   All of the outstanding stock of PIC is owned by PEPCO (or "Distributor"), a subsidiary of Phoenix Investment Partners, Ltd. ("PXP"). The Phoenix Companies, Inc. ("PNX") of Hartford, Connecticut is the sole shareholder of PXP. PNX is a leading provider of wealth management products and services to individuals and businesses. Its principal offices are located at One American Row, Hartford, Connecticut, 06115-2520. PEPCO, a mutual fund distributor, acts as the national distributor of the Funds' shares and as Financial Agent for the Funds. The principal office of PEPCO is located at One American Row, Hartford, Connecticut 06102.

   PXP has served investors for over 70 years. As of March 31, 2005, PXP had approximately $56.6 billion in assets under management. PXP's money management is provided by affiliated investment advisers, as well as through subadvisory arrangements with outside managers, each specializing in particular investment styles and asset classes. PXP's affiliated investment advisers are: Duff & Phelps Investment Management Co. (Duff & Phelps) in Chicago, Illinois and Denver, Colorado; Engemann Asset Management (Engemann) in Pasadena, California; Kayne Anderson Rudnick Investment Management, LLC (Kayne) in Los Angeles, California; Phoenix Investment Counsel, Inc. in Hartford, Connecticut; Phoenix/Zweig Advisers LLC (Zweig) and Euclid Advisors LLC (Euclid) in New York, New York; Seneca Capital Management LLC (Seneca) in San Francisco, California; and Walnut Asset Management, LLC (Walnut) in Philadelphia, Pennsylvania. PXP's subadvisory arrangements with outside managers include those with Acadian Asset Management, Inc. (Acadian) in Boston, Massachusetts; Bennett Lawrence Management, LLC (Bennett Lawrence) in New York, New York; CastleArk Management, LLC (CastleArk) in Chicago, Illinois; Golden Capital Management, LLC (Golden) in Charlotte, North Carolina; Harris Investment Management, Inc. (Harris) in Chicago, Illinois; New Star Institutional Managers Limited. (New Star) in London, England; Sasco Capital, Inc. (Sasco) in Fairfield, Connecticut and Vontobel Asset Management Inc. (Vontobel) in New York, New York.

THE SUBADVISERS

   Bennett Lawrence Management, LLC ("Bennett Lawrence") is the subadviser to the Dynamic Growth Fund and is located at 757 Third Avenue, 19th Floor, New York, New York 10017. Bennett Lawrence acts as adviser to institutions and individuals. As of March 31, 2005, Bennett Lawrence had $1.45 billion in assets under management. Bennett Lawrence has been an investment adviser since 1995.

   CastleArk Management, LLC ("CastleArk") is the subadviser to the Fundamental Growth Fund and is located at 1 North Wacker Drive, Suite 3950, Chicago, Illinois 60606. CastleArk has been an investment adviser since 1999. As of March 31, 2005, CastleArk had approximately $1.5 billion assets under management.

   Seneca Capital Management LLC ("Seneca") is the subadviser to the Large-Cap Growth and Strategic Growth Funds and is located at 909 Montgomery Street, San Francisco, California 94133. Seneca acts as a subadviser to four fund companies totaling eight mutual funds, and as investment adviser to institutions and individuals. As of March 31, 2005, Seneca had $13.9 billion in assets under management. Seneca has been (with its predecessor, GMG/Seneca Capital Management LP ("GMG/Seneca")) an investment adviser since 1989.


   The Adviser and Subadvisers provide certain services and facilities required to carry on the day-to-day operations of the Funds (for which it receives a management fee) other than the costs of printing and mailing proxy materials, reports and notices to shareholders; legal, auditing and accounting services; regulatory filing fees and expenses of printing the Trust's registration statement (but the Distributor purchases such copies of the Funds' prospectuses and reports and communications to shareholders as it may require for sales purposes); insurance expense; association membership dues; brokerage fees; and taxes. Each Fund will pay expenses incurred in its own operation and will also pay a portion of the Trust's general administration expenses allocated on the basis of the asset values of the respective Fund.


   As compensation for its services, PIC receives a fee from each Fund, which is accrued daily against the value of the Fund's net assets and is paid by the Funds monthly. The fee for the Dynamic Growth Fund and the Fundamental Growth Fund is computed at an annual rate of 0.80% of each of the Fund's average daily net assets. The fee for the Large-Cap Growth Fund is computed at an annual rate of 0.70% of the Fund's average daily net assets of up to $1 billion, 0.65% of the Fund's average daily net assets from $1 billion to $2 billion, and 0.60% of the Fund's average net assets in excess of $2 billion. For the Strategic Growth Fund, the fee is computed at an annual rate of 0.75% of the average daily net asset values of the Fund up to $1 billion;

0.70% of such value between $1 billion and $2 billion; and 0.65% of such value in excess of $2 billion. The management fees paid by the Large-Cap Growth and Strategic Growth Funds for the fiscal years ended April 30, 2003, 2004 and 2005 were:


                                              2003                            2004                           2005
                                              ----                            ----                           ----

Large-Cap Growth Fund                      $1,299,110                      $1,607,448                     $1,304,688

Strategic Growth Fund                      $1,611,590                      $1,558,359                     $1,260,368

   PIC has contractually agreed to limit the Dynamic Growth Fund's and the Fundamental Growth Fund's total operating expenses (excluding interest, taxes and extraordinary expenses) through August 31, 2006, so that such expenses for each Fund do not exceed 1.45% for Class A Shares and 2.20% for Class C Shares. The Adviser will not seek to recapture any operating expenses reimbursed under this arrangement.

   The Investment Advisory Agreements shall continue in effect from year to year, provided that such continuance is specifically approved annually by a majority of the Trustees who are not interested persons of the parties thereto (as defined in the 1940 Act) and by either (a) the Trustees or (b) vote of a majority of the outstanding securities of the Trust (as defined in the 1940
Act).

   The Investment Advisory Agreements may be terminated without penalty at any time by the Trustees or by a vote of a majority of the outstanding voting securities of the Trust upon 60 days written notice addressed to the Adviser or a Subadviser at its principal place of business; and by the Adviser upon 60 days written notice addressed to the Trust at its principal place of business. The Investment Advisory Agreements will terminate automatically in the event of their "assignment" as defined in Section 2(a)(4) of the 1940 Act.

   The Trust, its Adviser and Subadvisers, and Distributor have each adopted a Code of Ethics pursuant to Rule 17-j1 under the 1940 Act. Personnel subject to the Codes of Ethics may purchase and sell securities for their personal accounts, including securities that may be purchased, sold or held by the Funds, subject to certain restrictions and conditions. Generally, personal securities transactions are subject to preclearance procedures, reporting requirements and holding period rules. The Codes also restrict personal securities transactions in private placements, initial public offerings and securities in which the Funds have a pending order. The Trust has also adopted a Senior Management Code of Ethics as required by Section 406 of the Sarbanes-Oxley Act of 2002.

BOARD OF TRUSTEES' CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

LARGE-CAP GROWTH FUND AND STRATEGIC GROWTH FUND

   A discussion regarding the basis for the Board of Trustees approving the investment advisory and subadvisory agreements is available in the Fund's 2005 annual report covering the period May 1, 2004 through April 30, 2005.

DYNAMIC GROWTH FUND

   The Board of Trustees is responsible for determining whether to approve the Funds' investment advisory and subadvisory agreements. In approving each agreement, the Board primarily considered, with respect to the Fund, the nature and quality of the services provided under the respective agreement and the overall fairness of each agreement to the Fund.

INVESTMENT ADVISORY AGREEMENT

   The Board approved the advisory agreement at an in person meeting held on May 17 and 18, 2005. The Board noted the detailed memorandum provided by Board independent counsel in advance of the meeting focusing on responsibilities of the independent trustees when approving advisory and subadvisory agreements. Investment Adviser personnel then provided an overview for the Board including the proposed investment objective and strategy of the Fund, the proposed Subadviser, background regarding the proposed portfolio manager and prior performance of assets managed by the Subadviser in a similar strategy to the Fund's proposed strategy. The Adviser then reviewed with the Board an extensive questionnaire prepared by the Adviser concerning a number of issues including its investment philosophy, supervisory resources and compliance structure. Adviser personnel then provided additional detail focusing on the nature, extent and quality of services to be provided by the Adviser, cost of services and profitability to the Adviser, the possible economies of scale that would be realized due to Fund growth, whether fee levels reflect such economies of scale for the benefit of investors, financial statement information and expense comparisons with similarly situated funds, among other things.

   With respect to the nature and quality of the services provided, the Board noted that the Adviser regularly reviews with the Board information comparing the performance of each Fund advised by it with a peer group of funds and a relevant market index, the economic outlook and the general investment outlook in the markets in which each Fund invests, the allocation of each Fund's brokerage commissions, including any allocations to affiliates and the Adviser's record of compliance with its investment policies and restrictions on personal securities transactions. The Board also noted the qualifications of key personnel of the Adviser that would work with the Fund. Based on the nature and quality of services provided by the Adviser to other funds, the Board concluded that it was satisfied with the nature and quality of services to be provided to the Fund.

   Because the Fund had not commenced operations, the Fund did not have investment performance which the Board could evaluate.

   The Board also noted that a major component of profitability of the Adviser would be the difference between the amount the Adviser would collect from the Fund and what would be paid to the Subadviser. With respect to the overall fairness of the advisory fees, the Board primarily considered information relating to the Fund's fee structure, including a comparative analysis of the Fund's management fees and total expenses with its respective peer group. The Board noted that the fee to be paid by the Fund was near the median and average advisory fee paid by comparable funds and that the estimated total expenses of the Fund were less than the median and average for comparable funds. The Board also considered the existence of any economies of scale and whether those would be passed along to the Fund's shareholders, including any fee waivers by the Adviser and/or its affiliates. They also considered the voluntary waiver of management and other fees to prevent total Fund expense from exceeding a specified cap. Based upon its review, the Board concluded that the estimated level of profitability to the Adviser from its relationship with the Fund was reasonable and that the fee structure provided an opportunity for the Fund's shareholders to benefit from economies of scale.

   The Board concluded that the Adviser possessed the fundamental resources necessary to serve as Adviser to the Fund. The Board also concluded, based upon a review of the financial statements provided by the Adviser, that the firm was sufficiently capitalized to remain economically viable to serve as Adviser.

   Following deliberations, the Board found the Fund's management fees to be comparable to those charged by a group of similarly situated funds in the industry as selected by an independent third party. They further noted that the total expenses of the Fund were also within acceptable ranges.

SUBADVISORY AGREEMENT

   The Board approved the subadvisory agreement at an in person meeting held on May 17 and 18, 2005. The Board noted the detailed memorandum provided by Board independent counsel in advance of the meeting focusing on responsibilities of the independent trustees when approving advisory and subadvisory agreements. Subadviser personnel then provided an overview for the Board including the proposed investment objective and strategy, the proposed portfolio manager to the Fund and prior performance of assets managed in a similar strategy to the Fund's proposed strategy. The Subadviser commented on an extensive questionnaire prepared by the Subadviser concerning a number of issues including its investment philosophy, resources and compliance structure that had been provided prior to the meeting and reviewed with the Board detailed information including the nature, extent and quality of services to be provided by the Subadviser, investment performance of the proposed Subadviser to the Fund.

   With respect to quality of services provided, the Board noted the qualifications of key personnel of the Subadviser that would work with the Fund. The Board also considered the investment performance of assets managed by the Subadviser for the three and five year period ending March 31, 2005 and noted the favorable performance of those assets during those time periods. Based on the qualifications of the Subadviser's personnel and the performance of assets managed by the Subadviser in a similar manner as the Fund would be managed, the Board concluded that the nature and quality of services to be provided to the Fund by the Subadviser were satisfactory. In addition, the Board noted that, although the Subadviser had no noticeable systemic legal or compliance problems, it would like further information on some compliance related policies and procedures before the Fund began operations.

   With respect to the overall fairness of the subadvisory agreement, the Board primarily considered information relating to the Fund's fee structure, including a comparative analysis of the Fund's management fee and total expenses with its respective peer group. The Board also considered the existence of any economies of scale and whether those would be passed along to the Funds' shareholders but noted that the economies would most likely be generated at the Fund level and not necessarily at the Subadviser level. The Board also noted that the Subadviser indicated that, because the Fund had not commenced operations, it was difficult to project any profitability figures. The Board also considered the fact that the fees under the subadvisory agreement would be paid by the Adviser out of its advisory fee.

   Following deliberations, the Board concluded that the Subadviser possessed the fundamental resources necessary to act as Subadviser to the Fund. The Board also concluded, based upon a review of the financial statements provided by the Subadviser, that the firm was sufficiently capitalized to remain economically viable during the coming year.

ADVISORY AND SUBADVISORY AGREEMENT

   The Board did not identify any particular information that was all-important or controlling. Based on the Board's deliberation and its evaluation of the information described above, and assisted by the advice of independent counsel, the Board, including all of the Independent Trustees, unanimously approved the investment advisory agreement and the subadvisory agreement. It concluded that the compensation under the agreements is fair and reasonable in light of the services, expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

   In connection with their deliberations, the independent trustees met separately in a closed executive session with independent legal counsel to review the relevant material and consider their responsibilities under relevant laws and regulations.

FUNDAMENTAL GROWTH FUND

   The Board of Trustees is responsible for determining whether to approve the Funds' investment advisory and subadvisory agreements. In approving each agreement, the Trustees primarily considered, with respect to the Fund, the nature and quality of the services provided under the respective agreement and the overall fairness of each agreement to the Fund.

INVESTMENT ADVISORY AGREEMENT

   The Trustees approved the advisory agreement at an in person meeting held on June 13, 2005. The Trustees noted the detailed memorandum provided by Trustees' independent counsel in advance of the meeting focusing on responsibilities of the independent trustees when approving advisory and subadvisory agreements. Investment adviser personnel then provided an overview for the Trustees including the proposed investment objective and strategy of the Fund, the proposed Subadviser, background regarding the proposed portfolio manager and prior performance of assets managed by the Subadviser in a similar strategy to the Fund's proposed strategy. The Adviser then reviewed with the Trustees an extensive questionnaire prepared by the Adviser concerning a number of issues including its investment philosophy, supervisory resources and compliance structure. Adviser personnel then provided additional detail focusing on the nature, extent and quality of services to be provided by the Adviser, cost of services and profitability to the Adviser, the possible economies of scale that would be realized due to Fund growth, whether fee levels reflect such economies of scale for the benefit of investors, financial statement information and expense comparisons with similarly situated funds, among other things.

   With respect to the nature and quality of the services provided, the Trustees noted that the Adviser regularly reviews with the Trustees information comparing the performance of each Fund advised by it with a peer group of funds and a relevant market index, the economic outlook and the general investment outlook in the markets in which each Fund invests, the allocation of each Fund's brokerage commissions, including any allocations to affiliates and the Adviser's record of compliance with its investment policies and restrictions on personal securities transactions. The Trustees also noted the qualifications of key personnel of the Adviser that would work with the Fund. Based on the nature and quality of services provided by the Adviser to other funds, the Board of Trustees concluded that it was satisfied with the nature and quality of services to be provided to the Fund. However, because the Fund had not commenced operations, the Fund did not have specific investment performance that the Trustees could evaluate.

   The Trustees also noted that a major component of profitability of the Adviser would be the difference between the amount the Adviser would collect from the Fund and what would be paid to the Subadviser. With respect to the overall fairness of the advisory fees, the Trustees primarily considered information relating to the Fund's fee structure, including a comparative analysis of the Fund's management fees and total expenses with its respective peer group. The Trustees considered the existence of any economies of scale and whether those would be passed along to the Fund's shareholders, including any fee waivers by the Adviser and/or its affiliates. The Trustees also considered the effect of the Fund's growth and size on its performance and fees. Upon the Trustees' request, the Adviser agreed to review the need for implementing breakpoints in the management fee structure as the Fund's asset levels increase. The Trustees also considered the voluntary waiver of management and other fees by the Adviser to prevent total Fund expenses from exceeding a specified cap. Based upon their review, the Trustees concluded that the estimated level of profitability to the Adviser from its relationship with the Fund was reasonable and that the fee structure provided an opportunity for the Fund to realize other economies of scale if assets increase proportionally more than certain other expenses.

   The Trustees concluded that the Adviser possessed the fundamental resources necessary to serve as Adviser to the Fund. The Trustees also concluded, based upon a review of the financial statements provided by the Adviser, that the firm was sufficiently capitalized to remain economically viable to serve as Adviser.

   Following deliberations, the Trustees found the Fund's management fees to be slightly above the average of those charged by a group of similarly situated funds in the industry as selected by an independent third party. They further noted that the total expenses of the Fund were within acceptable ranges and that the expense ratio was reasonable in view of the high quality of services received by the Fund.

SUBADVISORY AGREEMENT

   The Trustees approved the subadvisory agreement at an in person meeting held on June 13, 2005. The Trustees noted the detailed memorandum provided by Trustees' independent counsel in advance of the meeting focusing on responsibilities of the independent trustees when approving advisory and subadvisory agreements. Subadviser personnel then provided an overview for the Trustees including the proposed investment objective and strategy, the proposed portfolio manager to the Fund and prior performance of assets managed in a similar strategy to the Fund's proposed strategy. They also commented on an extensive questionnaire prepared by the Subadviser concerning a number of issues including its investment philosophy, resources and compliance structure that had been provided prior to the meeting and reviewed with the Trustees, detailed information including the nature, extent and quality of services to be provided by the Subadviser, and investment performance of the proposed Subadviser to the Fund.

   With respect to quality of services provided, the Trustees noted the qualifications of key personnel of the Subadviser that would work with the Fund. The Trustees considered the performance of a composite of asset accounts, consisting of pension and endowment institutional accounts and an investment trust managed by the Subadviser with a similar strategy as the Fund, for the one, three and five year periods, ending March 31, 2005, and noted the performance was near the top of its peer group during those periods. Based on the qualifications of the Subadviser's personnel and the performance of assets managed by the Subadviser in a similar manner as the Fund would be managed, the Trustees concluded that the nature and quality of services to be provided to the Fund by the Subadviser were satisfactory.

   With respect to the overall fairness of the subadvisory agreement, the Trustees primarily considered information relating to the Fund's fee structure, including a comparative analysis of the Fund's management fee and total expenses with its respective peer group. The Trustees also considered the existence of any economies of scale and whether those would be passed along to the Fund's shareholders but noted that the economies would most likely be generated at the Fund level and not necessarily at the Subadviser level. The Trustees also considered the fact that fees under the subadvisory agreement would be paid by the Adviser out of the advisory fees it receives from the Fund. The Trustees also noted that the Subadviser indicated that, because the Fund had not commenced operations, it was difficult to project any profitability figures. Based upon their review, the Board of Trustees determined that the subadvisory fee was reasonable in view of the quality of services and the other factors considered.

   Following deliberations, the Trustees concluded that the Subadviser possessed the fundamental resources necessary to act as Subadviser to the Fund. The Trustees also concluded, based upon a review of the financial statements provided by the Subadviser, that the firm was sufficiently capitalized to remain economically viable during the coming year.

EACH ADVISORY AND SUBADVISORY AGREEMENT

   The Trustees did not identify any particular information that was all-important or controlling. Based on the Trustees' deliberation and its evaluation of the information described above, and assisted by the advice of independent counsel, the Trustees, including all of the Independent Trustees, unanimously approved the investment advisory agreement and the subadvisory agreement. It concluded that the compensation under the agreements is fair and reasonable in light of the services, expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

   In connection with their deliberations, the independent trustees met separately in a closed executive session with independent legal counsel to review the relevant material and consider their responsibilities under relevant laws and regulations.


DESCRIPTION OF PROXY VOTING POLICY


   The Trust has adopted on behalf of the Funds a Statement of Policy with Respect to Proxy Voting (the "Policy") stating the Trust's intention to exercise stock ownership rights with respect to portfolio securities in a manner that is reasonably anticipated to further the best economic interests of shareholders of the Funds. The Funds have committed to analyze and vote all proxies that are likely to have financial implications, and where appropriate, to participate in corporate governance, shareholder proposals, management communications and legal proceedings. The Funds must also identify potential or actual conflicts of interest in voting proxies and must address any such conflict of interest in accordance with the Policy.

   The Policy stipulates that each Fund's investment Adviser will vote proxies or delegate such responsibility to a Subadviser. The Adviser or Subadvisers will vote proxies in accordance with this Policy, or its own policies and procedures, which in no event will conflict with the Funds' Policy. Any Adviser or Subadviser may engage a qualified, independent organization to vote proxies on its behalf (a "delegate"). Matters that may affect substantially the rights and privileges of the holders of securities to be voted will be analyzed and voted on a case-by-case basis taking into consideration such relevant factors as enumerated in the Policy. The views of management of a portfolio company will be considered.


   The Policy specifies certain factors that will be considered when analyzing and voting proxies on certain issues, including, but not limited to:

   o Corporate Governance Matters--tax and economic benefits of changes in the state of incorporation; dilution or improved accountability associated with anti-takeover provisions such as staggered boards, poison pills and supermajority provisions.

   o Changes to Capital Structure--dilution or improved accountability associated with such changes.

   o Stock Option and Other Management Compensation Issues--executive pay and spending on perquisites, particularly in conjunction with sub-par performance and employee layoffs.


   o Social and Corporate Responsibility Issues--the Adviser or Subadvisers will generally vote against shareholder social and environmental issue proposals.

   The Funds and their respective delegates seek to avoid actual or perceived conflicts of interest of Fund shareholders, on the one hand, and those of the Adviser, Subadviser, delegate, principal underwriter, or any affiliated person of the Funds, on the other hand. Depending on the type and materiality, any conflicts of interest will be handled by (i) relying on the recommendations of an established, independent third party proxy voting vendor; (ii) voting pursuant to the recommendation of the delegate; (iii) abstaining; or (iv) where two or more delegates provide conflicting requests, voting shares in proportion to the assets under management of each delegate. The Policy requires each Adviser, Subadviser or delegate to notify the President of the Trust of any actual or potential conflict of interest. No Adviser, Subadviser or delegate may waive any conflict of interest or vote any conflicted proxies without the prior written approval of the Board of Trustees or the President of the Trust.


   The Policy further imposes certain record keeping and reporting requirements on each Adviser, Subadviser or delegate. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ending June 30, will be available free of charge by calling, toll-free,
(800) 243-1574, or on the SEC Web site at http://www.sec.gov.


                               PORTFOLIO MANAGERS


COMPENSATION OF PORTFOLIO MANAGERS OF BENNETT LAWRENCE (SUBADVISER TO THE DYNAMIC GROWTH FUND)

   Van Schreiber is the Managing Member and Alex Ely is a Member of Bennett Lawrence Management, LLC. As owners of the firm, they are paid salaries and bonuses that are based upon firm profitability. Their salaries are commensurate with industry standards, but their bonuses will fluctuate based upon the excess of firm revenues after expenses have been covered.

COMPENSATION OF PORTFOLIO MANAGERS OF CASTLEARK (SUBADVISER TO THE FUNDAMENTAL GROWTH FUND)

CastleArk portfolio managers who are not owners of the firm are compensated in three ways: salary, incentive bonus and stock options. Combined, CastleArk believes its portfolio managers have the right balance of incentives to achieve above average returns for its clients. CastleArk targets base salaries for portfolio managers to be above industry average. Base salaries are fixed and are reviewed on an annual basis. Incentive bonuses are based on the portfolio manager's investment performance and an assessment of the revenue stream attributable to their respective products. Portfolio investment performance is measured using a three year pre-tax return relative to both the Callan Large Cap Growth Universe and the Russell 1000(R) Growth Index. Managers can earn as much as 100% of their base salaries in bonuses in a given year. Additionally, non-owner portfolio managers participate in a stock option program, which enables them to earn ownership rights as their product grows. Stock option awards are based solely on the discretion of the firm's Senior Management; no specific, pre-defined metrics are used. Certain portfolio managers are owners of CastleArk and are paid salaries and bonuses that are based on firm profitability. Their salaries are commensurate with industry standards, but their bonuses will fluctuate based upon the excess of firm revenues after expenses have been covered.

COMPENSATION OF PORTFOLIO MANAGERS OF SENECA CAPITAL MANAGEMENT LLC (SUBADVISER TO THE LARGE-CAP GROWTH FUND AND STRATEGIC GROWTH FUND)

   Seneca Capital Management LLC ("Seneca") believes that the firm's compensation program is adequate and competitive to attract and retain high-caliber investment professionals. Investment professionals at Seneca receive a competitive base salary, an incentive bonus opportunity and a benefits package.

   Following is a more detailed description of the compensation structure of Seneca's portfolio managers.

   Base Salary. Each portfolio manager is paid a fixed base salary, which is determined by Seneca and is designed to be competitive in light of the individual's experience and responsibilities.

   Incentive Bonus. Bonus payments are based on a number of factors including the profitability of Seneca and the portfolio team member's long-term contributions to the firm. Seneca's principles emphasize teamwork and a focus on client needs, and bonuses are structured to emphasize those principles. All full-time employees of Seneca participate in the annual bonus program. Bonuses are not linked to the volume of assets managed or to measurements of relative or absolute investment returns. Bonus payments are generally determined based on considerations of Seneca's working capital requirements and on estimated tax liabilities.

   The Executive Committee and CIO have discretion over the measurement of the components.

   Other Benefits. Portfolio managers are also eligible to participate in broad-based plans offered generally to the firm's employees, including 401(k), health and other employee benefit plans.


OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS AND POTENTIAL CONFLICTS OF INTEREST

   There may be certain inherent conflicts of interest that arise in connection with the portfolio managers' management of each fund's investments and the investments of any other accounts they manage. Such conflicts could arise from the aggregation of orders for all accounts managed by a particular portfolio manager, the allocation of purchases across all such accounts, the allocation of IPOs and any soft dollar arrangements that the Adviser may have in place that could benefit the Funds and/or such other accounts. The Board of Trustees has adopted on behalf of the Funds policies and procedures designed to address any such conflicts of interest to ensure that all transactions are executed in the best interest of the Funds' shareholders. The Adviser and Subadvisers are required to certify their compliance with these procedures to the Board of Trustees on a quarterly basis. There have been no material compliance issues with respect to any of these policies and procedures during the funds' most recent fiscal year. Additionally, there are no material conflicts of interest between the investment strategy of a Fund and the investment strategy of other accounts managed by portfolio managers since portfolio managers generally manage funds and other accounts having similar investment strategies.


   The following table provides information as of April 30, 2005 regarding any other accounts managed by the portfolio managers and portfolio management team members for each of the funds as named in the prospectus. As noted in the table, the portfolio managers managing the funds may also manage or be members of management teams for other mutual funds within the Phoenix Fund complex or other similar accounts.

                                                               NUMBER OF AND TOTAL
                                      NUMBER OF AND TOTAL     ASSETS OF OTHER POOLED    NUMBER OF AND TOTAL
                                     ASSETS OF REGISTERED      INVESTMENT VEHICLES       ASSETS OF OTHER
        PORTFOLIO MANAGER            INVESTMENT COMPANIES             (PIVS)                 ACCOUNTS
        -----------------            --------------------             ------                 --------
Jerome A. Castellini                           0                  3/$144 Million          12/$779 Million
Douglas Couden                         7/$402.9 Million                 0                419/$3.5 Billion
W. Alexander Ely                         1/$12 Million            7/$338 Million         276/$1.4 Billion
Ronald K. Jacks                        7/$402.9 Million                 0                419/$3.5 Billion
Richard D. Little                      7/$402.9 Million                 0                419/$3.5 Billion
Van Schreiber                            1/$12 Million            7/$338 Million         276/$1.4 Billion
Robert S. Takazawa                             0                  3/$144 Million          12/$779 Million


Note: Registered Investment Companies include all open and closed-end mutual funds. Pooled Investment Vehicles (PIVs) include, but are not limited to, securities of issuers exempt from registration under Section 3(c) of the Investment Company Act, such as private placements and hedge funds. Other accounts would include, but are not limited to, individual managed accounts, separate accounts, institutional accounts, pension funds, collateralized bond obligations, and collateralized debt obligations.

    As of April 30, 2005, the portfolio managers did not manage any accounts with respect to which the advisory fee is based on the performance of the account, nor do they manage any hedge funds.

OWNERSHIP OF FUND SECURITIES BY PORTFOLIO MANAGERS

   The following table sets forth the dollar range of equity securities owned as of April 30, 2005 by each portfolio manager for the Subadvisers in the funds described in the funds' prospectus that he/she manages:

                                           DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED IN EACH FUND MANAGED
                                           -------------------------------------------------------------------------


        PORTFOLIO MANAGER                     LARGE-CAP GROWTH FUND                         STRATEGIC GROWTH FUND
        -----------------                     ---------------------                         ---------------------
Douglas Couden                                         None                                       $1-$10,000
Ronald K. Jacks                                        None                                    $10,001-$50,000
Richard D. Little                                      None                                          None

   Since the Dynamic Growth Fund and the Fundamental Growth Fund have been in existence only since the date of this SAI, the portfolio managers for those Funds do not currently hold any shares in the Funds.


                                 NET ASSET VALUE


   The net asset value per share of each Fund is determined as of the close of trading of the New York Stock Exchange (the "NYSE") on days when the NYSE is open for trading. The NYSE will be closed on the following observed national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Since the Funds do not price securities on weekends or United States national holidays, the net asset value of a Fund's foreign assets may be significantly affected on days when the investor has no access to the Funds. The net asset value per share of a Fund is determined by adding the values of all securities and other assets of the Fund, subtracting liabilities, and dividing by the total number of outstanding shares of the Fund. Assets and liabilities are determined in accordance with generally accepted accounting principles and applicable rules and regulations of the SEC. The total liability allocated to a class, plus that class's distribution fee and any other expenses allocated solely to that class, are deducted from the proportionate interest of such class in the assets of the Fund, and the resulting amount of each is divided by the number of shares of that class outstanding to produce the net asset value per share.


   A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary exchange for such security by the Trustees or their delegates. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of net asset value may not take place for any Fund which invests in foreign securities contemporaneously with the determination of the prices of the majority of the portfolio securities of such Fund. All assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values at the mean between the bid and ask quotations of such currencies against United States dollars as last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the net asset value per share was determined, which was likely to materially change the net asset value, then the instrument would be valued using fair value considerations by the Trustees or their delegates. If at any time a Fund has investments where market quotations are not readily available, such investments are valued at the fair value thereof as determined in good faith by the Trustees although the actual calculations may be made by persons acting pursuant to the direction of the Trustees.

                                HOW TO BUY SHARES

   The minimum initial investment is $500 and the minimum subsequent investment is $25. However, both the minimum initial and subsequent investment amounts are $25 for investments pursuant to the "Investo-Matic" plan, a bank draft investing program administered by Distributor, or pursuant to the Systematic Exchange privilege or for an individual retirement account (IRA). In addition, there are no subsequent investment minimum amounts in connection with the reinvestment of dividend or capital gain distributions. The minimum initial investment for Class X Shares is $250,000, and the minimum subsequent investment for Class X Shares is $10,000. Completed applications for the purchase of shares should be mailed to: Phoenix Funds, c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301.

   The Trust has authorized one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Customer orders will be priced at the Funds' net asset values next computed after they are received by an authorized broker or the broker's authorized designee.

                        ALTERNATIVE PURCHASE ARRANGEMENTS


   Shares may be purchased from investment dealers at a price equal to their net asset value per share, plus a sales charge which, at the election of the purchaser, may be imposed either (i) at the time of the purchase (the "initial sales charge alternative") or (ii) on a contingent deferred basis (the "deferred sales charge alternative"). The Large-Cap Growth Fund also offers one class of shares (Class X Shares) that may be purchased by certain institutional investors at a price equal to their net asset value per share.


   The alternative purchase arrangements permit an investor to choose the method of purchasing shares that is more beneficial given the amount of the purchase, the length of time the investor expects to hold the shares, whether the investor wishes to receive distributions in cash or to reinvest them in additional shares of the Funds, and other circumstances. Investors should consider whether, during the anticipated life of their investment in a Fund, the accumulated continuing distribution and services fees and contingent deferred sales charges on Class B Shares or Class C Shares would be less than the initial sales charge and accumulated distribution services fee on Class A Shares purchased at the same time.

   Dividends paid by the Funds, if any, with respect to each class of shares will be calculated in the same manner at the same time on the same day, except that fees such as higher distribution and services fees and any incremental transfer agency costs relating to each class of shares will be borne exclusively by that class. (See the "Dividends, Distributions and Taxes" section of this Statement of Additional Information.)


CLASS A SHARES


   Class A Shares incur a sales charge when they are purchased and enjoy the benefit of not being subject to any sales charge when they are redeemed. Class A Shares are subject to ongoing distribution and service fees at an annual rate of up to 0.25% of the Funds' aggregate average daily net assets attributable to the Class A Shares. In addition, certain purchases of Class A Shares qualify for reduced initial sales charges.


CLASS B SHARES (LARGE-CAP GROWTH FUND AND STRATEGIC GROWTH FUND ONLY)


   Class B Shares do not incur a sales charge when they are purchased, but they are subject to a sales charge if they are redeemed within five years of purchase. The deferred sales charge may be waived in connection with certain qualifying redemptions.


   Class B Shares are subject to ongoing distribution and service fees at an aggregate annual rate of up to 1.00% of the Funds' aggregate average daily net assets attributable to the Class B Shares. Class B Shares enjoy the benefit of permitting all of the investor's dollars to work from the time the investment is made. The higher ongoing distribution and services fees paid by Class B Shares will cause such shares to have a higher expense ratio and to pay lower dividends, to the extent any dividends are paid, than those related to Class A Shares. Class B Shares will automatically convert to Class A Shares eight years after the end of the calendar month in which the shareholder's order to purchase was accepted. The purpose of the conversion feature is to relieve the holders of the Class B Shares that have been outstanding for a period of time sufficient for the Adviser and the Distributor to have been compensated for distribution expenses related to the Class B Shares from most of the burden of such distribution related expenses.

   Class B Shares include all shares purchased, pursuant to the deferred sales charge alternative, which have been outstanding for less than the period ending eight years after the end of the month in which the shares were issued. At the end of this period, Class B Shares will automatically convert to Class A Shares and will no longer be subject to the higher distribution and service fees. Such conversion will be on the basis of the relative net asset value of the two classes without the imposition of any sales load, fee or other charge.


   For purposes of conversion to Class A Shares, shares purchased through the reinvestment of dividends and distributions paid in respect of Class B Shares in a shareholder's Fund account will be considered to be held in a separate subaccount. Each time any Class B Shares in the shareholder's Fund account (other than those in the subaccount) convert to Class A Shares, an equal pro rata portion of the Class B Share dividends in the subaccount will also convert to Class A Shares.

CLASS C SHARES

   Class C Shares are purchased without an initial sales charge but are subject to a deferred sales charge if redeemed within one year of purchase. The deferred sales charge may be waived in connection with certain qualifying redemptions. Shares issued in conjunction with the automatic reinvestment of income distributions and capital gain distributions are not subject to any sales charges. Class C Shares are subject to an ongoing distribution and services fee at an aggregate annual rate of up to 1.00% of the Fund's aggregate average daily net assets attributable to Class C Shares.


CLASS X SHARES (LARGE-CAP GROWTH FUND ONLY)


   Class X Shares are offered without any sales charges to institutional investors, such as pension and profit sharing plans, other employee benefit trusts, investment advisers, endowments, foundations and corporations, and others who purchase the minimum amounts.

CLASS A SHARES--REDUCED INITIAL SALES CHARGES

   Investors choosing Class A Shares may be entitled to reduced sales charges. The ways in which sales charges may be avoided or reduced are described below.


   QUALIFIED PURCHASERS. If you fall within any one of the following categories, you will not have to pay a sales charge on your purchase of Class A Shares: (1) trustee, director or officer of the Phoenix Funds or any other mutual fund advised, subadvised or distributed by the Adviser, Distributor or any of their corporate affiliates; (2) any director or officer, or any full-time employee or sales representative (for at least 90 days), of the Adviser, Subadviser (if any) or Distributor; (3) registered representatives and employees of securities dealers with whom Distributor has sales agreements; (4) any qualified retirement plan exclusively for persons described above; (5) any officer, director or employee of a corporate affiliate of the Adviser or Distributor; (6) any spouse, child, parent, grandparent, brother or sister of any person named in (1), (2),
(3) or (5) above; (7) employee benefit plans for employees of the Adviser, Distributor and/or their corporate affiliates; (8) any employee or agent who retires from PNX, the Distributor and/or their corporate affiliates; (9) any account held in the name of a qualified employee benefit plan, endowment fund or foundation if, on the date of the initial investment, the plan, fund or foundation has assets of $10,000,000 or more or at least 100 eligible employees;
(10) any person with a direct rollover transfer of shares from an established Phoenix Fund, or Phoenix qualified plan; (11) any Phoenix Life Insurance Company (or affiliate) separate account which funds group annuity contracts offered to qualified employee benefit plans; (12) any state, county, city, department, authority or similar agency prohibited by law from paying a sales charge; (13) any unallocated account held by a third party administrator, registered investment adviser, trust company, or bank trust department which exercises discretionary authority and holds the account in a fiduciary, agency, custodial or similar capacity, if in the aggregate such accounts held by such entity equal or exceed $1,000,000; (14) any deferred compensation plan established for the benefit of any Phoenix Fund or Phoenix trustee or director; provided that sales to persons listed in (1) through (14) above are made upon the written assurance of the purchaser that the purchase is made for investment purposes and that the shares so acquired will not be resold except to the Fund; (15) purchasers of Class A Shares bought through investment advisers and financial planners who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients; (16) retirement plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 403(b) or 457 of the Internal Revenue Code), and "rabbi trusts" that buy shares for their own accounts, in each case if those purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for such purchases; (17) 401(k) participants in the Merrill Lynch Daily K Plan (the "Plan") if the Plan has at least $3 million in assets or 500 or more eligible employees; or (18) clients of investment advisors or financial planners who buy shares for their own accounts but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements. Each of the investors described in (15) through (18) may be charged a fee by the broker, agent or financial intermediary for purchasing shares.

   COMBINATION PURCHASE PRIVILEGE. Your purchase of any class of shares of this or any other Affiliated Phoenix Fund (other than Phoenix Money Market Fund Class A Shares), if made at the same time by the same "person," will be added together with any existing Phoenix Fund account values to determine whether the combined sum entitles you to an immediate reduction in sales charges. A "person" is defined in this and the following sections as (a) any individual, their spouse and minor children purchasing shares for his or their own account (including an IRA account) including his or their own trust;
(b) a trustee or other fiduciary purchasing for a single trust, estate or single fiduciary account (even though more than one beneficiary may exist); (c) multiple employer trusts or Section 403(b) plans for the same employer; (d) multiple accounts (up to 200) under a qualified employee benefit plan or administered by a third party administrator; or (e) trust companies, bank trust departments, registered investment advisers, and similar entities placing orders or providing administrative services with respect to funds over which they exercise discretionary investment authority and which are held in a fiduciary, agency, custodial or similar capacity, provided all shares are held of record in the name, or nominee name, of the entity placing the order.

   An "Affiliated Phoenix Fund" means any other mutual fund advised, subadvised or distributed by the Adviser or Distributor or any corporate affiliate of either or both the Adviser and Distributor provided such other mutual fund extends reciprocal privileges to shareholders of the Phoenix Fund.


   LETTER OF INTENT. If you sign a Letter of Intent, your purchase of any class of shares of this or any other Affiliated Phoenix Fund (other than Phoenix Money Market Fund Class A Shares), if made by the same person within a 13-month period, will be added together to determine whether you are entitled to an immediate reduction in sales charges. Sales charges are reduced based on the overall amount you indicate that you will buy under the Letter of Intent. The Letter of Intent is a mutually non-binding arrangement between you and the Distributor. Since the Distributor doesn't know whether you will ultimately fulfill the Letter of Intent, shares worth 5% of the amount of each purchase will be set aside until you fulfill the Letter of Intent. When you buy enough shares to fulfill the Letter of Intent, these shares will no longer be restricted. If, on the other hand, you do not satisfy the Letter of Intent, or otherwise wish to sell any restricted shares, you will be given the choice of either buying enough shares to fulfill the Letter of Intent or paying the difference between any sales charge you previously paid and the otherwise applicable sales charge based on the intended aggregate purchases described in the Letter of Intent. You will be given 20 days to make this decision. If you do not exercise either election, the Distributor will automatically redeem the number of your restricted shares needed to make up the deficiency in sales charges received. The Distributor will redeem restricted Class A Shares before Class C Shares or Class B Shares, respectively. Oldest shares will be redeemed before selling newer shares. Any remaining shares will then be deposited to your account.

   RIGHT OF ACCUMULATION. The value of your account(s) in any class of shares of the Funds or any other Affiliated Phoenix Fund (other than Phoenix Money Market Fund Class A Shares) if made over time by the same "person," may be added together at the time of each purchase to determine whether the combined sum entitles you to a prospective reduction in sales charges. You must provide certain account information to the Distributor at the time of purchase to exercise this right.


   ASSOCIATIONS. Certain groups or associations may be treated as a "person" and qualify for reduced Class A Share sales charges. The group or association must:
(1) have been in existence for at least six months; (2) have a legitimate purpose other than to purchase mutual fund shares at a reduced sales charge; (3) work through an investment dealer; or (4) not be a group whose sole reason for existing is to consist of members who are credit card holders of a particular company, policyholders of an insurance company, customers of a bank or a broker-dealer or clients of an investment adviser.

CLASS B SHARES AND CLASS C SHARES--WAIVER OF SALES CHARGES

   The CDSC is waived on the redemption (sale) of Class B Shares if the redemption is made (a) within one year of death (i) of the sole shareholder on an individual account, (ii) of a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) of the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account; (b) within one year of disability, as defined in Code Section 72(m)(7);
(c) as a mandatory distribution upon reaching age 70 1/2 under any retirement plan qualified under Code Sections 401, 408 or 403(b) or resulting from the tax-free return of an excess contribution to an IRA; (d) by 401(k) plans using an approved participant tracking system for participant hardships, death, disability or normal retirement, and loans which are subsequently repaid; (e) from the Merrill Lynch Daily K Plan ("Plan") invested in Class B Shares, in which such shares the Distributor has not paid the dealer the Class B sales commission; (f) based on the exercise of exchange privileges among Class B Shares and Class C Shares of this or any other Affiliated Phoenix Fund; (g) based on any direct rollover transfer of shares from an established Affiliated Phoenix Fund qualified plan into an Affiliated Phoenix Fund IRA by participants terminating from the qualified plan; and (h) based on the systematic withdrawal program. If, as described in condition (a) above, an account is transferred to an account registered in the name of a deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year of the death. If the Class B Shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC.

CONVERSION FEATURES--CLASS B SHARES


   Class B Shares will automatically convert to Class A Shares of the same Portfolio eight years after they are purchased. Conversion will be on the basis of the then-prevailing net asset value of Class A Shares and Class B Shares. There is no sales load, fee or other charge for this feature. Class B Shares acquired through dividend or distribution reinvestments will be converted into Class A Shares at the same time that other Class B Shares are converted based on the proportion that the reinvested shares bear to purchased Class B Shares. The conversion feature is subject to the continuing availability of an opinion of counsel or a ruling of the Internal Revenue Service ("IRS") that the assessment of the higher distribution fees and associated costs with respect to Class B Shares does not result in any dividends or distributions constituting "preferential dividends" under the Code, and that the conversion of shares does not constitute a taxable event under federal income tax law. If the conversion feature is suspended, Class B Shares would continue to be subject to the higher distribution fee for an indefinite period. Even if the Fund was unable to obtain such assurances, it might continue to make distributions if doing so would assist in complying with its general practice of distributing sufficient income to reduce or eliminate federal taxes otherwise payable by the Fund.


                            INVESTOR ACCOUNT SERVICES

   The Funds offer accumulation plans, withdrawal plans and reinvestment and exchange privileges. Certain privileges may not be available in connection with all classes. In most cases, changes to account services may be accomplished over the phone. Inquiries regarding policies and procedures relating to shareholder account services should be directed to Mutual Fund Services at (800) 243-1574. Broker-dealers may impose their own restrictions and limits on accounts held through the broker-dealer. Please consult your broker-dealer for account restrictions and limit information.

EXCHANGES

   Under certain circumstances, shares of any Affiliated Phoenix Fund may be exchanged for shares of the same class of another Affiliated Phoenix Fund on the basis of the relative net asset values per share at the time of the exchange. Class C Shares are also exchangeable for Class T Shares of those funds offering them. Exchanges are subject to the minimum initial investment requirement of the designated Fund or Series, except if made in connection with the Systematic Exchange privilege. Shareholders may exchange shares held in book-entry form for an equivalent number (value) of the same class of shares of any other Affiliated Phoenix Fund, if currently offered. Exchanges will be based upon each fund's net asset value per share next computed after the close of business, without sales charge. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply. The exchange of shares is treated as a sale and purchase for federal income tax purposes (see Phoenix Funds, also the "Dividends, Distributions and Taxes" section of this Statement of Additional Information). Exchange privileges may not be available for all funds, and may be rejected or suspended.

   SYSTEMATIC EXCHANGES. If the conditions above have been met, you or your broker may, by telephone or written notice, elect to have shares exchanged for the same class of Shares of another Affiliated Phoenix Fund automatically on a monthly, quarterly, semiannual or annual basis or may cancel this privilege at any time. If you maintain an account balance of at least $5,000, or $2,000 for tax qualified retirement benefit plans (calculated on the basis of the net asset value of the shares held in a single account), you may direct that shares be automatically exchanged at predetermined intervals for shares of the same Class of another Affiliated Phoenix Fund. This requirement does not apply to Phoenix "Self Security" program participants. Systematic exchanges will be executed upon the close of business on the 10th day of each month or the next succeeding business day. Systematic exchange forms are available from the Distributor.

DIVIDEND REINVESTMENT ACROSS ACCOUNTS


   If you maintain an account balance of at least $5,000, or $2,000 for tax qualified retirement benefit plans (calculated on the basis of the net asset value of the shares held in a single account), you may direct that any dividends and distributions paid with respect to shares in that account be automatically reinvested in a single account of one of the other Affiliated Phoenix Funds at net asset value. You should obtain a current prospectus and consider the objectives and policies of each fund carefully before directing dividends and distributions to another fund. Reinvestment election forms and prospectuses are available from PEPCO. Distributions may also be mailed to a second payee and/or address. Requests for directing distributions to an alternate payee must be made in writing with a signature guarantee of the registered owner(s). To be effective with respect to a particular dividend or distribution, notification of the new distribution option must be received by the Transfer Agent at least three days prior to the record date of such dividend or distribution. If all shares in your account are repurchased or redeemed or transferred between the record date and the payment date of a dividend or distribution, you will receive cash for the dividend or distribution regardless of the distribution option selected.


INVEST-BY-PHONE

   This expedited investment service allows a shareholder to make an investment in an account by requesting a transfer of funds from the balance of their bank account. Once a request is phoned in, PEPCO will initiate the transaction by wiring a request for monies to the shareholder's commercial bank, savings bank or credit union via Automated Clearing House ("ACH"). The shareholder's bank, which must be an ACH member, will in turn forward the monies to PEPCO for credit to the shareholder's account. ACH is a computer based clearing and settlement operation established for the exchange of electronic transactions among participating depository institutions.

   To establish this service, please complete an Invest-by-Phone Application and attach a voided check if applicable. Upon PEPCO's acceptance of the authorization form (usually within two weeks) shareholders may call toll free
(800) 367-5877 prior to 3:00 p.m. (New York time) to place their purchase request. Instructions as to the account number and amount to be invested must be communicated to PEPCO. PEPCO will then contact the shareholder's bank via ACH with appropriate instructions.

The purchase is normally credited to the shareholder's account the day following receipt of the verbal instructions. The Fund may delay the mailing of a check for redemption proceeds of Fund shares purchased with a check or via Invest-by-Phone service until the Fund has assured itself that good payment has been collected for the purchase of the shares, which may take up to 15 days. The Fund and PEPCO reserve the right to modify or terminate the Invest-by-Phone service for any reason or to institute charges for maintaining an Invest-by-Phone account.

SYSTEMATIC WITHDRAWAL PROGRAM

   The Systematic Withdrawal Program (the "Program") allows you to periodically redeem a portion of your account on a predetermined monthly, quarterly, semiannual or annual basis. A sufficient number of full and fractional shares will be redeemed so that the designated payment is made on or about the 20th day of the month. Shares are tendered for redemption by the Transfer Agent, as agent for the shareowner, on or about the 15th of the month at the closing net asset value on the date of redemption. The Program also provides for redemptions to be tendered on or about the 10th, 15th or 25th of the month with proceeds to be directed through the ACH to your bank account. In addition to the limitations stated below, withdrawals may not be less than $25 and minimum account balance requirements shall continue to apply.

   Shareholders participating in the Program must own shares of a Fund worth $5,000 or more, as determined by the then current net asset value per share, and elect to have all dividends reinvested. The purchase of shares while participating in the Program will ordinarily be disadvantageous to the Class A Shares investor since a sales charge will be paid by the investor on the purchase of Class A Shares at the same time as other shares are being redeemed. For this reason, investors in Class A Shares may not participate in an automatic investment program while participating in the Program.


   Through the Program, Class B and Class C shareholders may withdraw up to 1% of their aggregate net investments (purchases, at initial value, to date net of non-Program redemptions) each month or up to 3% of their aggregate net investments each quarter without incurring otherwise applicable contingent deferred sales charges. Class B and Class C shareholders redeeming more shares than the percentage permitted by the Program will be subject to any applicable contingent deferred sales charge on all shares redeemed. Accordingly, the purchase of Class B Shares or Class C Shares will generally not be suitable for an investor who anticipates withdrawing sums in excess of the above limits shortly after purchase.


                              HOW TO REDEEM SHARES

   Under the 1940 Act, payment for shares redeemed must ordinarily be made within seven days after tender. The right to redeem shares may be suspended and payment therefor postponed during periods when the NYSE is closed, other than customary weekend and holiday closings, or if permitted by rules of the SEC, during periods when trading on the NYSE is restricted or during any emergency which makes it impracticable for the Trust to dispose of its securities or to determine fairly the value of its net assets or during any other period permitted by order of the SEC for the protection of investors. Furthermore, the Transfer Agent will not mail redemption proceeds until checks received for shares purchased have cleared, which may take up to 15 days or more after receipt of the check.


   The Trust has authorized one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Customer orders will be priced at the Funds' net asset values next computed after they are received by an authorized broker or the broker's authorized designee.


   Redemptions by Class B and Class C shareholders will be subject to the applicable deferred sales charge, if any.


   A shareholder should contact his/her broker-dealer if he/she wishes to transfer shares from an existing broker-dealer street name account to a street name account with another broker-dealer. The Funds have no specific procedures governing such account transfers.


REDEMPTION OF SMALL ACCOUNTS

   Each shareholder account in the Funds which has been in existence for at least one year and which has a value of less than $200 due to redemption activity may be redeemed upon the giving of not less than 60 days written notice to the shareholder mailed to the address of record. During the 60-day period following such notice, the shareholder has the right to add to the account to bring its value to $200 or more. (See the Funds' current Prospectus for more information.)

BY MAIL

   Shareholders may redeem shares by making written request, executed in the full name of the account, directly to Phoenix Funds c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301. However, when certificates for shares are in the possession of the shareholder, they must be mailed or presented, duly endorsed in the full name of the account, with a written request to PEPCO that the Trust redeem the shares. (See the Funds' current Prospectus for more information.)

TELEPHONE REDEMPTIONS

   Shareholders who do not have certificated shares may redeem up to $50,000 worth of their shares by telephone. (See the Funds' current Prospectus for additional information.)

REDEMPTION IN KIND

   To the extent consistent with state and federal law, the Funds may make payment of the redemption price either in cash or in kind. However, the Funds have elected to pay in cash all requests for redemption by any shareholder of record, limited in respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. This election has been made pursuant to Rule 18f-1 under the 1940 Act and is irrevocable while the Rule is in effect unless the SEC, by order, permits the withdrawal thereof. In case of a redemption in kind, securities delivered in payment for shares would be readily marketable and valued at the same value assigned to them in computing the net asset value per share of the Funds. A shareholder receiving such securities would incur brokerage costs when he sold the securities.

ACCOUNT REINSTATEMENT PRIVILEGE

   Shareholders who may have overlooked features of their investment at the time they redeemed have a privilege of reinvestment of their investment at net asset value. (See the Funds' current Prospectus for more information and conditions attached to this privilege.)

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

QUALIFICATION AS A REGULATED INVESTMENT COMPANY ("RIC")


   Each Fund is treated as a separate entity for federal income tax purposes. Each Fund has elected to qualify and intends to qualify as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under such provisions, each Fund will not be subject to federal income tax on such part of its ordinary income and net realized capital gains which it distributes (or is deemed distributed) to shareholders provided it meets certain distribution requirements. To the extent that a Fund fails to distribute all of its taxable income, it will be subject to corporate income tax (currently 35%) on any retained ordinary investment income or short-term capital gains, and corporate income tax (currently 35%) on any undistributed long-term capital gains.

   Each Fund intends to make timely distributions, if necessary, sufficient in amount to avoid the non-deductible 4% excise tax that is imposed on a RIC to the extent that it fails to distribute, with respect to each calendar year, at least 98% of its ordinary income for such calendar year and 98% of its net capital gains as determined for a one-year period ending on October 31 of such calendar year (or as determined on a fiscal year basis, if the Fund so elects). Notwithstanding the foregoing, there may be certain circumstances under which it would be appropriate for the Fund to pay the excise tax. In addition, an amount equal to any undistributed investment company taxable income or capital gain net income from the previous calendar year must also be distributed to avoid the excise tax. The excise tax is imposed on the amount by which the RIC does not meet the foregoing distribution requirements. If each Fund has taxable income that would be subject to the excise tax, each Fund intends to distribute such income so as to avoid payment of the excise tax.

   The Code sets forth numerous criteria that must be satisfied in order for each Fund to qualify as a RIC. Among these requirements, each Fund must meet the following tests for each taxable year: (a) derive in each taxable year at least 90% of its gross income from dividends, interest and gains from the sale or other disposition of securities; and (b) meet certain diversification requirements imposed under the Code at the end of each quarter of the taxable year. If in any taxable year each Fund does not qualify as a RIC, all of its taxable income will be taxed at corporate rates and the Fund would not be eligible to pay exempt interest dividends. In addition, if in any tax year the Fund does not qualify as a RIC for state tax purposes a capital gain dividend may not retain its character in the hands of the shareholder for state tax purposes.

   In addition to meeting the 90% test, in order to qualify as a RIC each Fund will be required to distribute annually to its shareholders as dividends (not including "capital gains dividends," discussed below) at least 90% of its ordinary investment income and short-term capital gains, with certain modifications. Each Fund intends to make distributions to shareholders that will be sufficient to meet the 90% distribution requirement.

   Each Fund must also diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of that Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any issuer (other than U.S. Government securities). Each Fund intends to comply with all of the foregoing criteria for qualification as a RIC; however, there can be no assurance that the Fund will so qualify and continue to maintain its status as a RIC. If a Fund were unable for any reason to maintain its status as a RIC for any taxable year, adverse tax consequences would ensue.

TAXATION OF SHAREHOLDERS

   Under the Jobs and Growth Tax Reconciliation Act of 2003, certain qualified dividend income ("QDI") and long-term capital gains will be taxed at a lower tax rate (15%) for individual shareholders. The reduced rate applies to QDI from domestic corporations and certain qualified foreign corporations subject to various requirements and a minimum holding period. Ordinary distributions made by the Fund to its shareholders are eligible for the reduced rate to the extent the underlying income in the Fund is QDI.

   Distributions from ordinary investment income and net short-term capital gains will be taxed to the shareholders as ordinary dividend income to the extent of the earnings and profits of the respective Funds. Ordinary income dividends received by corporate shareholders will qualify for the 70% dividends-received deduction to the extent the Funds designate such amounts as qualifying dividend distributions; however, the portion that may be so designated is subject to certain limitations. As a result of these limitations, it is not currently anticipated that certain distributions by Funds will be qualifying dividend distributions. Distributions by a Fund that are designated as capital gain distributions will be taxed to the shareholders as capital gains, and will not be eligible for the corporate dividends-received deduction.

   Dividends declared by the Funds to shareholders of record in October, November or December will be taxable to such shareholders in the year that the dividend is declared, even if it is not paid until the following year (so long as it is actually paid by the Fund prior to February 1). Also, shareholders will be taxable on the amount of long-term capital gains designated by a Fund by written notice mailed to shareholders within 60 days after the close of the year, even if such amounts are not actually distributed to them. Shareholders will be entitled to claim a credit against their own federal income tax liability for taxes paid by the Fund on such undistributed gains, if any. If a shareholder receives a long-term capital dividend with respect to any share and such share is held for less than 6 months, any loss on sale or exchange of such share will be long-term capital loss to the extent of long-term capital dividend payments.

   Dividends and capital gain distributions will be taxable to shareholders as described above whether received in cash or in shares under a Fund's distribution reinvestment plan. With respect to distributions received in cash or reinvested in shares purchased on the open market, the amount of the distribution for tax purposes will be the amount of cash distributed or allocated to the shareholder.

   Shareholders should be aware that the price of shares of a Fund that are purchased prior to a dividend or distribution by the Fund may reflect the amount of the forthcoming dividend or distribution. Such dividend or distribution, when made, would be taxable to shareholders under the principles discussed above even though the dividend or distribution may reduce the net asset value of shares below a shareholder's cost and thus represent a return of a shareholder's investment in an economic sense.

   A high portfolio turnover rate may result in the realization of larger amounts of short-term gains, which are taxable to shareholders as ordinary income.

   The Fund intends to accrue dividend income for federal income tax purposes in accordance with the rules applicable to regulated investment companies. In some cases, these rules may have the effect of accelerating (in comparison to other recipients of the dividend) the time at which the dividend is taken into account by the Fund as taxable income.

INCOME AND CAPITAL GAIN DISTRIBUTIONS ARE DETERMINED IN ACCORDANCE WITH INCOME TAX REGULATIONS WHICH MAY DIFFER FROM ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES.

TAXATION OF DEBT SECURITIES

   Certain debt securities can be originally issued or acquired at a discount. Special rules apply under the Code to the recognition of income with respect to such debt securities. Under the special rules, the Fund may recognize income for tax purposes without a corresponding current receipt of cash. In addition, gain on a disposition of a debt security subject to the special rules may be treated wholly or partially as ordinary income, not capital gain.

   A Fund may invest in certain investments that may cause it to realize income prior to the receipt of cash distributions, including securities bearing original issue discount. The level of such investments is not expected to affect a Fund's ability to distribute adequate income to qualify as a RIC.

TAXATION OF DERIVATIVES

   Many futures contracts entered into by the Fund and all listed non-equity options written or purchased by the Fund (including covered call options written on debt securities and options written or purchased on futures contracts) will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position will be treated as 60% long-term and 40% short-term capital gain or loss, and on the last trading day of the Fund's fiscal year (and, generally on October 31 for purposes of the 4% excise tax), all outstanding Section 1256 positions will be marked to market (i.e., treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term capital gain or loss. Under certain circumstances, entry into a futures contract to sell a security may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security in the Fund's portfolio.

   Equity options written by the Fund (covered call options on portfolio stock) will be subject to the provisions under Section 1234 of the Code. If the Fund writes a call option, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as a short-term capital gain or loss. If a call option is exercised, any resulting gain or loss is a short-term or long-term capital gain or loss depending on the holding period of the underlying stock.

   Positions of the Fund which consist of at least one stock and at least one stock option or other position with respect to a related security which substantially diminishes the Fund's risk of loss with respect to such stock could be treated as a "straddle" which is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stock or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for any "qualified covered call options" on stock options written by the Fund.

   Positions of a Fund which consist of at least one debt security not governed by Section 1256 and at least one futures or currency contract or listed nonequity option governed by Section 1256 which substantially diminishes the Fund's risk of loss with respect to such debt security are treated as a "mixed straddle." Although mixed straddles are subject to the straddle rules of Section 1092 of the Code, certain tax elections exist for them which reduce or eliminate the operation of these rules. Each Fund will monitor these transactions and may make certain tax elections in order to mitigate the operation of these rules and prevent disqualification of the Fund as a RIC for federal income tax purposes.

   These special tax rules applicable to options, futures and currency transactions could affect the amount, timing and character of a Fund's income or loss and hence of its distributions to shareholders by causing holding period adjustments, converting short-term capital losses into long-term capital losses, and accelerating a Fund's income or deferring its losses.

   The tax consequences of certain investments and other activities that the Funds may make or undertake (such as, but not limited to, dollar roll agreements) are not entirely clear. While the Funds will endeavor to treat the tax items arising from these transactions in a manner which it believes to be appropriate, assurance cannot be given that the IRS or a court will agree with the Funds' treatment and that adverse tax consequences will not ensue.

TAXATION OF FOREIGN INVESTMENTS

   Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time it actually collects such receivables or pays such liabilities generally are treated as ordinary gain or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as Section 988 gains or losses, may increase or decrease the amount of each Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

   If the Fund invests in stock of certain passive foreign investment companies, the Fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The distributions or gain so allocated to any taxable year of the Fund, other than the taxable year of the excess distribution or disposition, would be taxed to the Fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to its shareholders. The Fund may elect to mark to market (i.e., treat as if sold at their closing market price on same day), its investments in passive foreign investment companies and avoid any tax and or interest charge on excess distributions.

   The Fund may be subject to tax on dividend or interest income received from securities of non-U.S issuers withheld by a foreign country at the source. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of tax or exemption from tax on income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested within various countries is not known. The Fund intends to operate so as to qualify for treaty tax benefits where applicable. If more than 50% of the value of the Fund's total assets at the close of its taxable year is comprised of securities issued by foreign corporations, the Fund may elect with the IRS to "pass through" to the Fund's shareholders the amount of foreign income taxes paid by the Fund. If the Fund does elect to "pass through", each shareholder will be notified within 60 days after the close of each taxable year of the Fund if the foreign taxes paid by the Fund will "pass through" for that year, and, if so, the amount of each shareholder's pro rata share (by country) or (i) the foreign taxes paid and (ii) the Fund's gross income from foreign sources.

SALE OR EXCHANGE OF FUND SHARES

   Gain or loss will be recognized by a shareholder upon the sale of his shares in the Fund or upon an exchange of his shares in the Fund for shares in another Fund. Provided that the shareholder is not a dealer in such shares, such gain or loss will generally be treated as capital gain or loss, measured by the difference between the adjusted basis of the shares and the amount realized therefrom. Under current law, capital gains (whether long-term or short-term) of individuals and corporations are fully includable in taxable income. Capital losses (whether long-term or short-term) may offset capital gains plus (for non-corporate taxpayers only) up to $3,000 per year of ordinary income.

   Redemptions, including exchanges, of shares may give rise to recognized gains or losses, except as to those investors subject to tax provisions that do not require them to recognize such gains or losses. All or a portion of a loss realized upon the redemption, including exchanges, of shares may be disallowed under "wash sale" rules to the extent shares are purchased (including shares acquired by means of reinvested dividends) within a 61-day period beginning 30 days before and ending 30 days after such redemption. Any loss realized upon a shareholder's sale, redemption or other disposition of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gains with respect to such shares.

   Under certain circumstances, the sales charge incurred in acquiring shares of the Fund may not be taken into account in determining the gain or loss on the disposition of those shares. This rule applies where shares of the Fund are disposed of within 90 days after the date on which they were acquired and new shares of a RIC are acquired without a sales charge or at a reduced sales charge. In that case, the gain or loss realized on the disposition will be determined by excluding from the charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of the shareholder having incurred a sales charge initially. The portion of the sales charge affected by this rule will be treated as a sales charge paid for the new shares.

TAX INFORMATION

   Written notices will be sent to shareholders regarding the tax status of all distributions made (or deemed to have been made) during each taxable year, including the amount of QDI for individuals, the amount qualifying for the corporate dividends-received deduction (if applicable) and the amount designated as capital gain dividends, undistributed capital gains (if any), tax credits (if applicable), and cumulative return of capital (if any).

IMPORTANT NOTICE REGARDING TAXPAYER IRS CERTIFICATION

   Pursuant to IRS Regulations, the Fund may be required to withhold a percentage of all reportable payments, including any taxable dividends, capital gains distributions or share redemption proceeds, at the rate in effect when such payments are made, for an account which does not have a taxpayer identification number or social security number and certain required certifications. The Fund reserves the right to refuse to open an account for any person failing to provide a taxpayer identification number along with the required certifications. The Fund will furnish shareholders, within 31 days after the end of the calendar year, with information which is required by the IRS for preparing income tax returns.

   Some shareholders may be subject to withholding of federal income tax on dividends and redemption payments from the Fund ("backup withholding") at the rate in effect when such payments are made. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Generally, shareholders subject to backup withholding will be (i) those for whom a certified taxpayer identification number is not on file with the Fund, (ii) those about whom notification has been received (either by the shareholder or the Fund) from the IRS that they are subject to backup withholding or (iii) those who, to the Fund's knowledge, have furnished an incorrect taxpayer identification number. Generally, to avoid backup withholding, an investor must, at the time an account is opened, certify under penalties of perjury that the taxpayer identification number furnished is correct and that he or she is not subject to backup withholding.

FOREIGN SHAREHOLDERS

   Dividends paid by the Fund from net investment income and net realized short-term capital gains to a shareholder who is a nonresident alien individual, a foreign trust or estate, a foreign corporation or a foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax at a rate of 30% unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Foreign shareholders are urged to consult their own tax advisors concerning the applicability of the U.S. withholding tax and any foreign taxes.

OTHER TAX CONSEQUENCES

   In addition to the federal income tax consequences, described above, applicable to an investment in a Fund, there may be state or local tax considerations and estate tax considerations applicable to the circumstances of a particular investor. The foregoing discussion is based upon the Code, judicial decisions and administrative regulations, rulings and practices, all of which are subject to change and which, if changed, may be applied retroactively to a Fund, its shareholders and/or its assets. No rulings have been sought from the IRS with respect to any of the tax matters discussed above.

   The information included in the Prospectus with respect to taxes, in conjunction with the foregoing, is a general and abbreviated summary of applicable provisions of the Code and Treasury regulations now in effect as currently interpreted by the courts and the IRS. The Code and these Regulations, as well as the current interpretations thereof, may be changed at any time by legislative, judicial, or administrative action. Accordingly, prospective purchasers are urged to consult their tax advisors with specific reference to their own tax situation, including the potential application of federal, state, local and foreign taxes.

   The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code. It does not address the special tax rules applicable to certain classes of investors, such as insurance companies. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.


                         TAX SHELTERED RETIREMENT PLANS

   Shares of the Fund are offered in connection with the following qualified prototype retirement plans: IRA, Rollover IRA, SEP-IRA, SIMPLE IRA, Roth IRA, 401(k), Profit-Sharing, Money Purchase Pension Plans and 403(b) Retirement Plans. Write or call PEPCO at (800) 243-4361 for further information about the plans.

MERRILL LYNCH DAILY K PLAN

   Class A Shares of a Fund are made available to Merrill Lynch Daily K Plan (the "Plan") participants at NAV without an initial sales charge if:


   (i) the Plan is recordkept on a daily valuation basis by Merrill Lynch and, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets invested in broker-dealer funds not advised or managed by Merrill Lynch Asset Management L.P. ("MLAM") that are made available pursuant to a Service Agreement between Merrill Lynch and the fund's principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the "Applicable Investments");


   (ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or

   (iii) the Plan has 500 or more eligible employees, as determined by a Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

   Alternatively, Class B Shares of a Fund are made available to Plan participants at NAV without a CDSC if the Plan conforms with the requirements for eligibility set forth in (i) through (iii) above but either does not meet the $3 million asset threshold or does not have 500 or more eligible employees.

   Plans recordkept on a daily basis by Merrill Lynch or an independent recordkeeper under a contract with Merrill Lynch that are currently investing in Class B Shares of a Fund convert to Class A Shares once the Plan has reached $5 million invested in Applicable Investments, or after the normal holding period of seven years from the initial date of purchase.

                                 THE DISTRIBUTOR


   PEPCO (or "Distributor"), an indirect wholly-owned subsidiary of PNX and an affiliate of PIC and Seneca, serves as Distributor for the Funds. The address of the Distributor is One American Row, P.O. Box 5056 Hartford, Connecticut 06102-5056.

   The Distributor conducts a continuous offering pursuant to a "best efforts" arrangement requiring the Distributor to take and pay for only such securities as may be sold to the public. With respect to the Large-Cap Growth and Strategic Growth Funds, during the fiscal years 2003, 2004 and 2005, purchasers of Fund shares paid aggregate sales charges of $350,020, $240,125 and $188,660, respectively, of which the Distributor received net commissions of $142,076, $85,914 and $89,528, respectively, for its services, the balance being paid to dealers. For the fiscal year ended April 30, 2005, the Distributor received net commissions of $14,075 for Class A Shares and deferred sales charges of $75,453 for Class B and Class C Shares. In addition to these amounts, for fiscal year ended April 30, 2005, $549 was paid to WS Griffith Securities, Inc., formerly (until May 31, 2004) an indirect subsidiary of PNX, for Class A Shares net selling commissions.

   The Underwriting Agreement may be terminated at any time on not more than 60 days written notice, without payment of a penalty, by the Distributor, by vote of a majority of the outstanding voting securities of the Trust, or by vote of a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Distribution Plans or in any related agreements. The Underwriting Agreement will terminate automatically in the event of its assignment.

DEALER CONCESSIONS

   Dealers with whom the Distributor has entered into sales agreements receive a discount or commission as described below.

           AMOUNT OF
          TRANSACTION           SALES CHARGE AS A PERCENTAGE   SALES CHARGE AS A PERCENTAGE          DEALER DISCOUNT
       AT OFFERING PRICE              OF OFFERING PRICE             OF AMOUNT INVESTED        PERCENTAGE OF OFFERING PRICE
----------------------------------------------------------------------------------------------------------------------------
Under $50,000                               5.75%                         6.10%                          5.00%
$50,000 but under $100,000                  4.75                          4.99                           4.25
$100,000 but under $250,000                 3.75                          3.90                           3.25
$250,000 but under $500,000                 2.75                          2.83                           2.25
$500,000 but under $1,000,000               2.00                          2.04                           1.75
$1,000,000 or more                          None                          None                           None

   In addition to the dealer discount on purchases of Class A Shares, the Distributor intends to pay investment dealers a sales commission of 4% of the sale price of Class B Shares and a sales commission of 1% of the sale price of Class C Shares sold by such dealers. This sales commission will not be paid to dealers for sales of Class B Shares or Class C Shares purchased by 401(k) participants of the Merrill Lynch Daily K Plan (the "Plan") due to waiver of the CDSC for these Plan participants' purchases. Your broker, dealer or investment adviser may also charge you additional commissions or fees for their services in selling shares to you provided they notify the Distributor of their intention to do so.


   Dealers and other entities who enter into special arrangements with the Distributor may receive compensation for the sale and promotion of shares of the Fund and/or for providing other shareholder services. Such fees are in addition to the sales commissions referenced above and may be based upon the amount of sales of fund shares by a dealer; the provision of assistance in marketing of fund shares; access to sales personnel and information dissemination services; provision of recordkeeping and administrative services to qualified employee benefit plans; and other criteria as established by the Distributor. Depending on the nature of the services, these fees may be paid either from the Fund through distribution fees, service fees or transfer agent fees or in some cases, the Distributor may pay certain fees from its own profits and resources. From its own profits and resources, the Distributor does intend to: (a) from time to time, pay special incentive and retention fees to qualified wholesalers, registered financial institutions and third party marketers; (b) pay broker-dealers an amount equal to 1% of the first $3 million of Class A Share purchases by an account held in the name of a qualified employee benefit plan with at least 100 eligible employees, 0.50% on the next $3 million, plus 0.25% on the amount in excess of $6 million; and (c) excluding purchases as described in (b) above, pay broker-dealers an amount equal to 1.00% of the amount of Class A Shares sold from $1,000,000 to $3,000,000, 0.50% on amounts of $3,000,001 to
$10,000,000 and 0.25% on amounts greater than $10,000,000. If part or all of such investment as described in (b) and (c) above, including investments by qualified employee benefit plans, is subsequently redeemed within one year of the investment date, the broker-dealer will refund to the Distributor such amounts paid with respect to the investment. Any dealer who receives more than 90% of a sales charge may be deemed to be an "underwriter" under the Securities Act of 1933. PEPCO reserves the right to discontinue or alter such fee payment plans at any time.


   From its own resources or pursuant to the Distribution Plans, and subject to the dealers' prior approval, the Distributor may provide additional compensation to registered representatives of dealers in the form of travel expenses, meals, and lodging associated with training and educational meetings sponsored by the Distributor. The Distributor may also provide gifts amounting in value to less than $100, and occasional meals or entertainment, to registered representatives of dealers. Any such travel expenses, meals, lodging, gifts or entertainment paid will not be preconditioned upon the registered representatives' or dealers' achievement of a sales target. The Distributor may, from time to time, reallow the entire portion of the sales charge on Class A shares which it normally retains to individual selling dealers. However, such additional reallowance generally will be made only when the selling dealer commits to substantial marketing support such as internal wholesaling through dedicated personnel, internal communications and mass mailings.

   The Distributor has agreed to pay fees to certain distributors for preferred marketing opportunities. These arrangements may be viewed as creating a conflict of interest between these distributors and investors. Investors should make due inquiry of their selling agents to ensure that they are receiving the requisite point of sale disclosures and suitable recommendations free of any influence by reason of these arrangements.

ADMINISTRATIVE SERVICES

   PEPCO also acts as administrative agent of the Trust and as such performs administrative, bookkeeping and pricing functions for the Funds. For services as financial agent, PEPCO will be paid a fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. ("PFPC"), as subagent, to the financial agent, plus (2) the documented cost of the financial agent to provide financial reporting and tax services and oversight of the subagent's performance. The current fee schedule of PFPC is based upon the average of the aggregate daily net asset values of all funds serviced by PFPC, at the following incremental annual rates:

        First $5 billion                                     0.060%
        $5 billion to $15 billion                            0.050%
        Greater than $15 billion                             0.030%

   Percentage rates are applied to the aggregate daily net asset value of certain of the funds serviced by PFPC. Certain minimum fees may apply. Total fees paid by PEPCO to PFPC are allocated among certain of the funds for which it serves as administrative agent on the basis of the relative net assets of each fund. As compensation for its services prior to January 1, 2003, the PFPC fee schedule used to determine a portion of PEPCO's fee was applied at the individual fund level at an annual rate equal to .085% of a fund's average daily net assets up to $200 million, which rate was reduced at higher levels of net assets. For its services during the Trust's fiscal years ended April 30, 2003, 2004 and 2005, PEPCO received $378,958, $350,667and $269,012, respectively.


                               DISTRIBUTION PLANS

   The Trust has adopted a distribution plan for each class of shares (except Class X Shares) (i.e., a plan for the Class A Shares, a plan for the Class B Shares, and a plan for the Class C Shares; collectively, the "Plans") in accordance with Rule 12b-1 under the Act, to compensate the Distributor for the services it provides and for the expenses it bears under the Underwriting Agreement. Each class of shares pays a service fee at a rate of 0.25% per annum of the average daily net assets of such class of the Fund and a distribution fee based on average daily net assets at the rates of 0.75% per annum for Class B Shares and 0.75% per annum for Class C Shares.


   From the Service Fee the Distributor expects to pay a quarterly fee to qualifying broker-dealer firms, as compensation for providing personal services and/or the maintenance of shareholder accounts, with respect to shares sold by such firms. In the case of shares of the Funds being sold to an affiliated fund of funds, fees payable under the Plans shall be paid to the distributor of the fund of funds. This fee will not exceed on an annual basis 0.25% of the average annual net asset value of such shares, and will be in addition to sales charges on Fund shares which are reallowed to such firms. To the extent that the entire amount of the Service Fee is not paid to such firms, the balance will serve as compensation for personal and account maintenance services furnished by the Distributor. The Distributor also pays to dealers as additional compensation with respect to Class C Shares, 0.75% of the average annual net asset value of that class.


   In order to receive payments under the Plans, participants must meet such qualifications to be established in the sole discretion of the Distributor, such as services to the Funds' shareholders; or services providing the Funds with more efficient methods of offering shares to coherent groups of clients, members or prospects of a participant; or services permitting bulking of purchases or sales, or transmission of such purchases or sales by computerized tape or other electronic equipment; or other processing.

   On a quarterly basis, the Trustees review a report on expenditures under the Plans and the purposes for which expenditures were made. The Trustees conduct an additional, more extensive review annually in determining whether the Plans will be continued. By its terms, continuation of the Plans from year to year is contingent on annual approval by a majority of the Trustees and by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plans or any related agreements (the "Plan Trustees"). The Plans provide that they may not be amended to increase materially the costs which the Funds may bear pursuant to the Plans without approval of the shareholders of the Funds and that other material amendments to the Plans must be approved by a majority of the Plan Trustees by vote cast in person at a meeting called for the purpose of considering such amendments. The Plans further provide that while they are in effect, the selection and nomination of Trustees who are not "interested persons" shall be committed to the discretion of the Trustees who are not "interested persons." The Plans may be terminated at any time by vote of a majority of the Plan Trustees or a majority of the outstanding shares of the relevant Class of the Trust.


   For the fiscal year ended April 30, 2005, the Large-Cap Growth and Strategic Growth Funds paid Rule 12b-1 Fees in the amount of $1,117,366, of which the principal underwriter received $352,443, WS Griffith Securities, Inc., formerly an affiliate (until May 31, 2004), received $6,106 and unaffiliated broker-dealers received $758,817. 12b-1 Fees paid by the Funds during last fiscal year were spent on: (1) advertising, $52,314 (2) printing and mailing of prospectuses to other than current shareholders, $13,705; (3) compensation to dealers, $812,632 (4) compensation to sales personnel, $345,619; (5) service costs, $65,496 and (6) other, $25,614.


   No interested person of the Fund and no Trustee who is not an interested person of the Fund, as that term is defined in the 1940 Act, had any direct or indirect financial interest in the operation of the Plans.

   The NASD regards certain distribution fees as asset-based sales charges subject to NASD sales load limits. The NASD's maximum sales charge rule may require the Trustees to suspend distribution fees or amend the Plans.

                             MANAGEMENT OF THE TRUST

   The Trust is an open-end company known as a mutual fund. The Trustees of the Trust ("Trustees") are responsible for the overall supervision of the Trust and perform the various duties imposed on Trustees by the 1940 Act and Delaware statutory trust law.

TRUSTEES AND OFFICERS

   The Trustees are responsible for the overall management of the Fund, including establishing the Fund's policies, general supervision and review of their investment activities. The officers who administer the Funds' daily operations, are appointed by the Board of Trustees. The current Trustees and officers of the Trust performing a policy-making function and their affiliations and principal occupations for the past five years are set forth below. Unless otherwise noted, the address of each individual is 56 Prospect Street, Hartford, Connecticut 06115-0480. There is no stated term of office for Trustees of the Trust, except for Messrs. Dill and Romans who are serving a two-year term expiring in 2006.

                              INDEPENDENT TRUSTEES

                                                      NUMBER OF
                                                    PORTFOLIOS IN
                                                    FUND COMPLEX                     PRINCIPAL OCCUPATION(S)
        NAME, ADDRESS AND            LENGTH OF       OVERSEEN BY                     DURING PAST 5 YEARS AND
          DATE OF BIRTH             TIME SERVED        TRUSTEE                 OTHER DIRECTORSHIPS HELD BY TRUSTEE
          -------------             -----------        -------                 -----------------------------------

E. Virgil Conway                   Served since          49         Chairman, Rittenhouse Advisors, LLC (consulting firm)
Rittenhouse Advisors, LLC          1987.                            since 2001. Trustee/Director, Realty Foundation of New
101 Park Avenue                                                     York (1972-present), Greater New York Councils, Boy
New York, NY 10178                                                  Scouts of America (1985-present), Academy of Political
DOB: 8/2/29                                                         Science (Vice Chairman) (1985-present), Urstadt Biddle
                                                                    Property Corp. (real estate investment trust)
                                                                    (1989-present), Colgate University, (Trustee Emeritus)
                                                                    (since 2004), The Harlem Youth Development Foundation
                                                                    (1998-present), (privately-owned philanthropy). Chairman,
                                                                    Metropolitan Transportation Authority (1992-2001).
                                                                    Director, Trism, Inc. (trucking and transportation)
                                                                    (1994-2001), Consolidated Edison Company of New York,
                                                                    Inc. (1970-2002), Atlantic Mutual Insurance Company
                                                                    (1974-2002), Centennial Insurance Company (1974-2002),
                                                                    Union Pacific Corp. (1978-2002), Blackrock Freddie Mac
                                                                    Mortgage Securities Fund (Advisory Director) (1990-2000),
                                                                    Accuhealth (1994-2002), Pace University (1978-2003), New
                                                                    York Housing Partnership Development Corp. (Chairman)
                                                                    (1981-2003), Josiah Macy, Jr. Foundation (privately-owned
                                                                    philanthropy) (1975-2004).

Harry Dalzell-Payne                Served since         49          Currently retired.
The Flat, Elmore Court             1987.
Elmore, GL05, GL2 3NT U.K.
DOB: 8/9/29

S. Leland Dill                     Served since         47          Currently retired. Trustee, Scudder Investments (33
7721 Blue Heron Way                2004.                            portfolios) (1986-present). Director, Coutts & Co. Trust
West Palm Beach, FL 33412                                           Holdings Limited (1991-1999), Coutts & Co. Group
DOB: 3/28/30                                                        (1994-1999) and Coutts & Co. International (USA) (private
(1992-2000).                                                        banking)


Francis E. Jeffries                Served since         50          Director, The Empire District Electric Company
8477 Bay Colony Dr. #902           1995.                            (1984-present).
Naples, FL  34108
DOB: 9/23/30

                                                      NUMBER OF
                                                    PORTFOLIOS IN
                                                    FUND COMPLEX                     PRINCIPAL OCCUPATION(S)
        NAME, ADDRESS AND            LENGTH OF       OVERSEEN BY                     DURING PAST 5 YEARS AND
          DATE OF BIRTH             TIME SERVED        TRUSTEE                 OTHER DIRECTORSHIPS HELD BY TRUSTEE
          -------------             -----------        -------                 -----------------------------------
Leroy Keith, Jr.                   Served since          47         Partner, Stonington Partners, Inc. (private equity fund)
Stonington Partners, Inc.          1993.                            since 2001. Chairman (1995 to 2000) and Chief Executive
736 Market Street, Ste. 1430                                        Officer (1995-1998), Carson Products Company (cosmetics).
Chattanooga, TN  37402                                              Director/Trustee, Evergreen Funds (6 portfolios).
DOB: 2/14/39

Geraldine M. McNamara              Served since         49          Managing Director, U.S. Trust Company of New York
U.S. Trust Company of NY           2001.                            (private bank) (1982-present).
11West 54th Street
New York, NY 10019
DOB: 4/17/51

Everett L. Morris                  Served since          49         Currently retired. Director, W.H. Reaves and Company
164 Laird Road                     1995.                            (investment management) (2004-present), Vice President,
Colts Neck, NJ 07722                                                W. H. Reaves and Company (1993-2003).
DOB: 5/26/28

James M. Oates*                    Served since          47         Chairman, Hudson Castle Group Inc. (formerly IBEX Capital
c/o Northeast Partners             1993.                            Markets Inc.) (financial services) (1997-present).
150 Federal Street, Ste. 1000                                       Managing Director, Wydown Group (consulting firm)
Boston, MA 02109                                                    (1994-present). Director, Investors Financial Service
Trustee                                                             Corporation (1995-present), Investors Bank & Trust
DOB: 5/31/46                                                        Corporation (1995-present), Stifel Financial
                                                                    (1996-present), Connecticut River Bancorp (1998-present),
                                                                    Connecticut River Bank (1999-present) and Trust Company
                                                                    of New Hampshire (2002-present). Chairman, Emerson
                                                                    Investment Management, Inc. (2000-present). Vice
                                                                    Chairman, Massachusetts Housing Partnership (1994-1999).
                                                                    Director, Blue Cross and Blue Shield of New Hampshire
                                                                    (1994-1999), AIB Govett Funds (1991-2000), and Command
                                                                    Systems, Inc. (software) (1998-2000), Phoenix Investment
                                                                    Partners, Ltd. (1995-2001), 1Mind, Inc. (2000-2002),
                                                                    1Mind.com and Plymouth Rubber Co. (1995-2003). Director
                                                                    and Treasurer, Endowment for Health, Inc. (2000-2004).

Donald B. Romans                   Served since          47         Currently retired. President, Romans & Company (private
39 S. Sheridan Road                2004.                            investors and financial consultants) (1987-2003).
Lake Forest, IL 60045                                               Trustee, Burnham Investors Trust (5 portfolios)
DOB: 4/22/31                                                        (1967-2003).


Richard E. Segerson                Served since          47         Managing Director, Northway Management Company
Northway Management Company        1984.                            (1998-present).
164 Mason Street
Greenwich, CT 06830
DOB: 2/16/46

                                                      NUMBER OF
                                                    PORTFOLIOS IN
                                                    FUND COMPLEX                     PRINCIPAL OCCUPATION(S)
        NAME, ADDRESS AND            LENGTH OF       OVERSEEN BY                     DURING PAST 5 YEARS AND
          DATE OF BIRTH             TIME SERVED        TRUSTEE                 OTHER DIRECTORSHIPS HELD BY TRUSTEE
          -------------             -----------        -------                 -----------------------------------

Ferdinand L.J. Verdonck            Served                47         Trustee/Director, Banco Urguijo (Chairman).
Nederpolder, 7                     since                            Trustee/Director EASDAQ (European equity trading
B-9000 Gent, Belgium               2004.                            platform) (Chairman), The Fleming Continental European
DOB: 7/30/42                                                        Investment Trust, Groupe SNEF, Degussa Antwerpen N.V.
                                                                    (production plant), Santens N.V. (textile), Laco N.V.
                                                                    Managing Director, Almanij N.V. (financial services)
                                                                    (1992-2003): Trustee/Director (1992-2003), KBC Bank and
                                                                    Insurance Holding Company (Euronext) (1992-2003), KBC
                                                                    Bank (1992-2003), KBC Insurance (1992-2003), Kredietbank,
                                                                    S.A. Luzembougeoise (private banking) (1992-2003),
                                                                    Investco N.V. (1992-2003), Gevaert N.V. (participation)
                                                                    (1992-2003), Fidea N.V. (insurance) (1992-2003), Almafin
                                                                    N.V. (1992-2003), Centea N.V. (bank) (1992-2003), Dutch
                                                                    Chamber of Commerce for Belgium and Luxemburg, Phoenix
                                                                    Investment Partners, Ltd. (1995-2001).

Lowell P. Weicker, Jr.             Served                47         Director, Compuware (1996-present), WWE, Inc. (sports
P.O. Box 849                       since                            entertainment) (2000-present) and Medallion Financial New
7 Little Point Street              1995.                            York (2003-present). President, The Trust for America's
Essex, CT  06426                                                    Health (non-profit) (2001-present). Director, UST Inc.
DOB: 5/16/31                                                        (tobacco)(1995-2004) and HPSC Inc. (healthcare financing)
                                                                    (1995-2004).


* Mr. Oates is a Director and Chairman of the Board and a shareholder of Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) ("Hudson"), a privately owned financial services firm. Phoenix Investment Partners, Ltd., an affiliate of the adviser, owns approximately 1% of the common stock of Hudson and Phoenix Life Insurance Company ("Phoenix Life") also an affiliate, owns approximately 8% of Hudson's common stock.

                               INTERESTED TRUSTEES

Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment 1940 Act, as amended, and the rules and regulations thereunder.

                                                     NUMBER OF
                                                   PORTFOLIOS IN
                                                    FUND COMPLEX                     PRINCIPAL OCCUPATION(S)
  NAME, ADDRESS, POSITION(S)     LENGTH OF TIME     OVERSEEN BY                      DURING PAST 5 YEARS AND
 WITH TRUST AND DATE OF BIRTH        SERVED           TRUSTEE                  OTHER DIRECTORSHIPS HELD BY TRUSTEE
 ----------------------------        ------           -------                  -----------------------------------

*Marilyn E. LaMarche             Served since            47         Limited Managing Director, Lazard Freres & Co. LLC
Lazard Freres & Co. LLC          2002.                              (1983-present). Director, The Phoenix Companies, Inc.
30 Rockefeller Plaza,                                               (2001-2005) and Phoenix Life Insurance Company
59th Floor                                                          (1989-2005).
New York, NY 10020
Trustee
DOB: 5/11/34

                                                     NUMBER OF
                                                   PORTFOLIOS IN
                                                    FUND COMPLEX                     PRINCIPAL OCCUPATION(S)
  NAME, ADDRESS, POSITION(S)     LENGTH OF TIME     OVERSEEN BY                      DURING PAST 5 YEARS AND
 WITH TRUST AND DATE OF BIRTH        SERVED           TRUSTEE                  OTHER DIRECTORSHIPS HELD BY TRUSTEE
 ----------------------------        ------           -------                  -----------------------------------
**Philip R. McLoughlin           Served since            77         Director, PXRE Corporation (Delaware) (1985-present),
Chairman                         1993.                              World Trust Fund (1991-present). Management Consultant
DOB: 10/23/46                                                       (2002-2004),Chairman (1997-2002), Director (1995-2002),
                                                                    Vice Chairman (1995-1997) and Chief Executive Officer
                                                                    (1995-2002), Phoenix Investment Partners, Ltd.
                                                                    (investment management). Director, Executive Vice
                                                                    President and Chief Investment Officer, The Phoenix
                                                                    Companies, Inc. (wealth management) (2001-2002).
                                                                    Director (1994-2002) and Executive Vice President,
                                                                    Investments (1988-2002), Phoenix Life Insurance Company.
                                                                    Director (1983-2002) and Chairman (1995-2002), Phoenix
                                                                    Investment Counsel, Inc. Director (1984-2002) and
                                                                    President (1990-2000), Phoenix Equity Planning
                                                                    Corporation (broker-dealer and transfer agent). Chairman
                                                                    and Chief Executive Officer, Phoenix/Zweig Advisers LLC
                                                                    (1999-2002). Director (2001-2002) and President (April
                                                                    2002-September 2002), Phoenix Investment Management
                                                                    Company. Director and Executive Vice President, Phoenix
                                                                    Life and Annuity Company (1996-2002). Director
                                                                    (1995-2000) and Executive Vice President (1994-2002) and
                                                                    Chief Investment Counsel (1994-2002), PHL Variable
                                                                    Insurance Company. Director, Phoenix National Trust
                                                                    Company (2001-2002). Director (1985-2002) and Vice
                                                                    President (1986-2002) and Executive Vice President
                                                                    (2002-2002), PM Holdings, Inc. Director (1992-2002) and
                                                                    President (1993-1994), WS Griffith Securities, Inc.


 * Ms. LaMarche is an "interested person," as defined in the 1940 Act, by reason of her former position as Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.

** Mr. McLoughlin is an "interested person," as defined in the 1940 Act, by reason of his former relationship with Phoenix Investment Partners, Ltd., and its affiliates.

                   OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES

                                 POSITION(S) HELD
      NAME ADDRESS AND            WITH TRUST AND                              PRINCIPAL OCCUPATION(S)
        DATE OF BIRTH          LENGTH OF TIME SERVED                            DURING PAST 5 YEARS
        -------------          ---------------------                            -------------------
Daniel T. Geraci               President since        Executive Vice President, Asset Management, The Phoenix Companies,
DOB: 6/12/57                   2004.                  Inc. (2003-present). President and Chief Executive Officer, Phoenix
                                                      Investment Partners, Ltd. (2003-present). President, certain funds within the Phoenix Fund Complex (2004-present). President and Chief
                                                      Executive Officer of North American Investment Operations, Pioneer
                                                      Investment Management USA, Inc. (2001-2003). President of Private
                                                      Wealth Management Group (2000-2001), Executive Vice President of
                                                      Distribution and Marketing for Fidelity Canada (1996-1998), Fidelity
                                                      Investments.

George R. Aylward              Executive Vice         Senior Vice President and Chief Operating Officer, Asset Management
DOB: 8/17/64                   President since        (2004-present), Vice President (2001-2004), The Phoenix Companies,
                               2004.                  Inc. Executive Vice President and Chief Operating Officer
                                                      (2004-present), Vice President, Finance (2001-2002), Assistant
                                                      Controller (1996-2001), Phoenix Investment Partners, Ltd. Executive
                                                      Vice President, certain funds within the Phoenix Fund Complex
                                                      (2004-present). Vice President, Phoenix Life Insurance Company
                                                      (2002-2004).

                                 POSITION(S) HELD
      NAME ADDRESS AND            WITH TRUST AND                              PRINCIPAL OCCUPATION(S)
        DATE OF BIRTH          LENGTH OF TIME SERVED                            DURING PAST 5 YEARS
        -------------          ---------------------                            -------------------
Francis G. Waltman             Senior Vice            Vice President and Chief Administrative Officer, Phoenix Investment
DOB: 7/27/62                   President since        Partners, Ltd. (2003-present). Senior Vice President and Chief
                               2004                   Administrative Officer, Phoenix Equity Planning Corporation
                                                      (1999-2004). Senior Vice President, certain funds within the Phoenix
                                                      Fund Complex (2004-present).

Nancy G. Curtiss               Chief Financial        Vice President, Operations (2003-President), Vice President, Fund
DOB: 11/24/52                  Officer since 2005     Accounting (1994-2003) and Treasurer (1996-present), Phoenix Equity
                               and Treasurer since    Planning Corporation. Treasurer (1994-present), Chief Financial
                               1994.                  Officer (2005-present), certain funds within the Phoenix Fund Complex.

Kevin J. Carr                  Vice President,        Vice President and Counsel, Phoenix Life Insurance Company (May
One American Row               Counsel, Chief Legal   2005-present). Vice President, Counsel, Chief Legal Officer and
Hartford, CT 06102             Officer and            Secretary, certain funds within the Phoenix Fund Complex (May
DOB: 8/30/54                   Secretary since        2005-present). Compliance Officer of Investments and Counsel,
                               2005.                  Travelers Life and Annuity Company (Jan 2005-May 2005). Assistant
                                                      General Counsel, The Hartford Financial Services Group (1999-2005).


COMMITTEES OF THE BOARD

   The Board of Trustees has established several standing committees to oversee particular aspects of the Fund's management. They are:


   The Audit Committee. The Audit Committee is responsible for overseeing the Fund's accounting and auditing policies and practices. The Audit Committee reviews the Funds' financial reporting procedures, their system of internal control, the independent audit process, and the Funds' procedures for monitoring compliance with investment restrictions and applicable laws and regulations and with the Code of Ethics. The Audit Committee is composed entirely of Independent Trustees; its members are E. Virgil Conway, Harry Dalzell-Payne, Francis E. Jeffries, Geraldine M. McNamara, Everett L. Morris, James M. Oates, Richard E. Segerson and Lowell P. Weicker, Jr. The Committee met four times during the Trust's last fiscal year.

   The Executive and Compliance Committee. The function of the Executive and Compliance Committee is to serve as a contract review, compliance review and performance review delegate of the full Board of Trustees, as well as to act on behalf of the Board when it is not is session, subject to limitations as set by the Board. Its members are E. Virgil Conway, Harry Dalzell-Payne, Philip R. McLoughlin, Geraldine M. McNamara, Everett L. Morris and James M. Oates. The Committee met 11 times during the Trust's last fiscal year.

   The Governance and Nominating Committee. The Governance and Nominating Committee is responsible for developing and maintaining governance principles applicable to the Funds, for nominating individuals to serve as Trustees, including as Independent Trustees and annually evaluating the Board and Committees. The Governance and Nominating Committee is composed entirely of Independent Trustees; its members are E. Virgil Conway, Harry Dalzell-Payne, Leroy Keith, Jr., Geraldine M. McNamara, Everett L. Morris, Ferdinand L.J. Verdonck and Lowell P. Weicker, Jr. The Committee does not currently have a policy regarding whether it will consider nominees recommended by shareholders. The Committee met three times during the Trust's last fiscal year.


COMPENSATION

   Trustees who are not interested persons of the Trust receive an annual retainer and fees and expenses for attendance at Board and Committee meetings. Officers of the Trust and Trustees who are interested persons of the Trust receive no compensation directly from the Trust for performing their duties of their offices, but are compensated for their services by the Adviser. The Trust does not have any retirement plan for its Trustees.

   For the Trust's fiscal year ended April 30, 2005, the Trustees received the following compensation:

                                                        AGGREGATE
                                                      COMPENSATION           TOTAL COMPENSATION FROM TRUST
INDEPENDENT TRUSTEES                                   FROM TRUST             AND FUND COMPLEX (77 FUNDS)
--------------------                                   ----------             ---------------------------
E. Virgil Conway                                        $8,614.99                     $206,622.14
Harry Dalzell-Payne                                     $7,540.75                     $192,251.51
S. Leland Dill                                          $5,482.93                      $73,000.12
Francis E. Jeffries                                    $5,688.00*                     $133,757.43
Leroy Keith, Jr.                                        $5,865.88                      $81,497.95
Geraldine M. McNamara                                  $7,185.94*                     $192,011.14
Everett L. Morris                                      $8,323.76*                     $210,137.17
James M. Oates                                          $9,256.68                     $135,382.25
Donald B. Romans                                        $5,482.93                      $73,000.12
Richard E. Segerson                                    $6,754.11*                      $93,867.79
Ferdinand L.J. Verdonck                                 $1,963.16                      $33,011.02
Lowell P. Weicker, Jr.                                  $6,911.67                      $95,505.62

INTERESTED TRUSTEES
-------------------
 Marilyn E. LaMarche                                    $5,341.47                      $80,018.22
 Philip R. McLoughlin                                   $5,714.29                     $140,000.00

----------------------
* This compensation or a portion thereof, (and the earnings thereon) was deferred pursuant to the Deferred Compensation Plan. At June 30, 2005, the total amount of deferred compensation (including interest and other accumulation earned on the original amounts deferred) accrued for those trustees who are participating or have participated in the Deferred Compensation Plan are as follows: Mr. Jeffries, $498,884.93, Ms. McNamara, $230,699.17, Mr. Morris, $447,368.42 and Mr. Segerson, $114,030.72,
   respectively. At present, by agreement among the Fund, Phoenix Investment Partners, Ltd. ("PXP") and the electing Trustee, Trustee fees that are deferred are paid by the Trust to PXP. The liability for the deferred compensation obligation appears only as a liability of PXP, and not of the Trust.


TRUSTEE OWNERSHIP OF SECURITIES


   Set forth in the table below is the dollar range of equity securities owned by each Trustee as of December 31, 2004:

                                                                                                    AGGREGATE DOLLAR
                                                                                                    RANGE OF TRUSTEE
                                DOLLAR RANGE     DOLLAR RANGE    DOLLAR RANGE     DOLLAR RANGE      OWNERSHIP IN ALL
                                  OF EQUITY       OF EQUITY        OF EQUITY        OF EQUITY      FUNDS OVERSEEN BY
                                SECURITIES IN   SECURITIES IN    SECURITIES IN    SECURITIES IN    TRUSTEE IN FAMILY
                                   DYNAMIC       FUNDAMENTAL       LARGE-CAP        STRATEGIC        OF INVESTMENT
       NAME OF TRUSTEE          GROWTH FUND      GROWTH FUND      GROWTH FUND      GROWTH FUND         COMPANIES
       ---------------          -----------      -----------      -----------      -----------         ---------
INDEPENDENT TRUSTEES
--------------------
E. Virgil Conway                    None             None            None             None           Over $100,000
Harry Dalzell-Payne                 None             None            None             None                None
S. Leland Dill                      None             None            None             None         $50,001 - $100,000
Francis E. Jeffries                 None             None            None             None           Over $100,000
Leroy Keith, Jr.                    None             None            None             None                None
Geraldine M. McNamara               None             None            None             None           Over $100,000
Everett L. Morris                   None             None            None             None           Over $100,000
James M. Oates                      None             None            None             None           Over $100,000
Donald B. Romans                    None             None            None             None           Over $100,000
Richard E. Segerson                 None             None            None             None           Over $100,000
Ferdinand L.J. Verdonck             None             None            None             None                None
Lowell P. Weicker, Jr.              None             None            None             None                None

INTERESTED TRUSTEES
-------------------
Marilyn E. LaMarche                 None             None            None             None                None
Philip R. McLoughlin                None             None            None             None           Over $100,000

   At July 5, 2005, the Trustees and officers as a group owned less than 1% of the then outstanding shares of any of the Funds.

PRINCIPAL SHAREHOLDERS


     The following table set forth information as of July 5, 2005 with respect to each person who owns of record, or is known by the Fund to own of record, or beneficially owns 5% or more of any Class of the Fund's equity securities:

          NAME OF SHAREHOLDER                    FUND AND CLASS                PERCENTAGE OF THE CLASS   NUMBER OF SHARES
          -------------------                    --------------                -----------------------   ----------------
Charles Schwab & Co., Inc.                  Large-Cap Growth Fund                       6.22%                126,032.538
Reinvest Account                            Class X
Attn: Mutual Fund Dept.
101 Montgomery St.
San Francisco, CA 94104-4122

Hollowwave & Co.                            Large-Cap Growth Fund                       5.73%                116,083.887
c/o State Street Bank                       Class X
PO Box 9242
Boston, MA 02209-9242

Joseph L. Romain                            Large-Cap Growth Fund                       9.69%                196,388.373
Nancy G. Atkinson TTEES                     Class X
Midwest Emergency Services LLC
Pension Plan
18161 W 13 Mile Rd., Ste. A2
Southfield, MI 48076-1113

KCB Services & Company                      Large-Cap Growth Fund                      10.54%                213,647.800
FBO Elizabeth Carbide Die Co. Inc.          Class X
c/o Quads Trust Company
PO Box 4310
Frederick, MD 21705-4310

MLPF&S                                      Strategic Growth Fund
For the Sole Benefit of its Customers       Class C                                     5.90%                 16,891.825
Attn:  Fund Administration                  Large-Cap Growth Fund
4800 Deer Lake Drive East, 3rd Fl.          Class B                                     8.40%                 74,905.595
Jacksonville, FL  32246-6484                Large-Cap Growth Fund
                                            Class C                                    32.42%                196,894.108
NFSC FEBO #XXX-XX7878
The Northern Trust Company
FBO A/C XXX0704
PO Box 92956                                Large-Cap Growth Fund                       5.46%                110,692.410
Chicago, IL  60675-2956                     Class X

NFSC FEBO #XXX-XX7886                       Large-Cap Growth Fund                       5.46%                110,692.410
The Northern Trust Company                  Class X
FBO A/C XXX0708
PO Box 92956
Chicago, IL  60675-2956



                             ADDITIONAL INFORMATION

CAPITAL STOCK AND ORGANIZATION


   The Trust was originally organized under Massachusetts law in 1986 as a business trust. On August 29, 1986, the Trust purchased all of the assets and assumed all of the liabilities of the Stock Series of National Securities Funds. National Securities Funds, as such, had been in existence since 1940. The Trust continued the business of the Stock Series under the name "National Stock Fund." The Trustees subsequently voted to change the name of the Trust to "Phoenix Equity Opportunities Fund" to reflect the purchase of the Subadviser by PNX and the affiliation with other Phoenix Funds. On May 24, 1995, the Trustees again changed the name of the Trust to "Phoenix Strategic Equity Series Fund." From August 27, 1999 to May 12, 2000, the Large-Cap Growth Fund was known as Phoenix-Seneca Equity Opportunities Fund, and prior to August 27, 1999, it was known as Phoenix Equity Opportunities Fund. Prior to August 27, 1999, the Strategic Growth Fund was known as Phoenix Strategic Theme Fund. The Trust was reorganized as a Delaware statutory trust in August 2000. From August 27, 1999 to July 1, 2005, the Strategic Growth Fund was known as Phoenix-Seneca Strategic Theme Fund. On July 1, 2005, the Phoenix-Seneca Growth Fund and the Phoenix-Seneca Strategic Theme Fund were renamed Phoenix Large-Cap Growth Fund and Phoenix Strategic Growth Fund, respectively.

   The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest. The Trust currently offers shares in different Funds and different classes of those Funds. Holders of shares of a Fund have equal rights with regard to voting, redemptions, dividends, distributions, and liquidations with respect to that Fund. Shareholders of all Funds vote on the election of Trustees. On matters affecting an individual Fund (such as approval of an investment advisory agreement or a change in fundamental investment policies) and on matters affecting an individual class (such as approval of matters relating to a Plan of Distribution for a particular class of shares), a separate vote of that Fund or class is required. The Trust does not hold regular meetings of shareholders. The Trustees will call a meeting when at least 10% of the outstanding shares so request in writing. If the Trustees fail to call a meeting after being so notified, the shareholders may call the meeting. The Trustees will assist the shareholders by identifying other shareholders or mailing communications, as required under Section 16(c) of the 1940 Act.

   Shares are fully paid, nonassessable, redeemable and fully transferable when they are issued. Shares do not have cumulative voting rights, preemptive rights or subscription rights. The assets received by the Trust for the issue or sale of shares of each Fund, and any class thereof and all income, earnings, profits and proceeds thereof, are allocated to such Fund, and class, respectively, subject only to the rights of creditors, and constitute the underlying assets of such Fund or class. The underlying assets of each Fund are required to be segregated on the books of account, and are to be charged with the expenses in respect to such Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund or class will be allocated by or under the direction of the Trustees as they determine fair and equitable.

   Unlike the stockholders of a corporation, there is a possibility that the shareholders of a statutory trust such as the Trust may be personally liable for debts or claims against the Trust. The Agreement and Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Trust. The Agreement and Declaration of Trust provides for indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability, which is considered remote, is limited to circumstances in which the Trust itself would be unable to meet its obligations.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


   PricewaterhouseCoopers LLP, 125 High Street, Boston, MA 02110, is the independent registered public accounting firm for the Trust.
PricewaterhouseCoopers LLP audits the annual financial statements and expresses an opinion thereon.


CUSTODIAN AND TRANSFER AGENT


   State Street Bank and Trust Company ("State Street"), P.O. Box 351, Boston, MA 02101, serves as custodian of the Trust's assets (the "Custodian"). Pursuant to a Transfer Agent and Service Agreement with the Phoenix Funds, PEPCO, located at One American Row, P.O. Box 5056, Hartford, CT 06102-5056, acts as Transfer Agent for the Trust (the "Transfer Agent"). As compensation, PEPCO receives a fee equivalent to $17.95 for each designated shareholder account plus out-of-pocket expenses. The Transfer Agent is authorized to engage subagents to perform certain shareholder servicing functions from time to time for which such agents shall be paid a fee by the Funds or Transfer Agent. Fees paid by the Funds, in addition to the fee paid to PEPCO, will be reviewed and approved by the Board of Trustees.


REPORT TO SHAREHOLDERS


   The fiscal year of the Trust ends on April 30th. The Trust will send financial statements to its shareholders at least semi-annually. An annual report, containing financial statements, audited by the independent registered public accounting firm, PricewaterhouseCoopers LLP will be sent to shareholders each year, and is available without charge upon request.


FINANCIAL STATEMENTS


   The Financial Statements for the Funds for the fiscal year ended April 30, 2005 appearing in the Trust's 2005 Annual Report to Shareholders are incorporated herein by reference.

                      PHOENIX STRATEGIC EQUITY SERIES FUND

                            PART C--OTHER INFORMATION

ITEM 23. EXHIBITS

         a. Agreement and Declaration of Trust of the Registrant, dated June 23, 2000, filed via EDGAR with Post-Effective Amendment No. 41 (File No. 33-6931) on August 28, 2000, and incorporated herein by reference.

         b. Bylaws of the Registrant filed via EDGAR with Post-Effective Amendment No. 41 (File No. 33-6931) on August 28, 2000, and incorporated herein by reference.

         c. Reference is made to Registrant's Agreement and Declaration of Trust. See Exhibit a.

         d.1. Amended and Restated Investment Advisory Agreement between Registrant and Phoenix Investment Counsel, Inc. dated November 20, 2002 filed via EDGAR with Post-Effective Amendment No. 45 (File No. 33-6931) on August 26, 2003 and incorporated herein by reference.

         d.2. Subadvisory Agreement between Phoenix Investment Counsel, Inc. ("PIC") and Seneca Capital Management LLC, ("Seneca") dated June 26, 1998, on behalf of Growth Fund filed via EDGAR as Exhibit
                5.5 with Post-Effective Amendment No. 29 on August 28, 1998, and incorporated herein by reference.

         d.3. Subadvisory Agreement between PIC and Seneca dated August 6, 1999, on behalf of Strategic Theme Fund filed via EDGAR as Exhibit d.7 with Post-Effective Amendment No. 39 (File No. 33-6931) on May 11, 2000, and incorporated herein by reference.


         d.4. Amendment to Subadvisory Agreement between PIC and Seneca dated November 20, 2002 on behalf of the Strategic Theme Fund, filed via EDGAR with Post-Effective Amendment No. 45 (File No. 33-6931) on August 26, 2003, and incorporated herein by reference.

         d.5. Amendment to Subadvisory Agreement between PIC and Seneca on behalf of the Growth Fund, dated November 20, 2002 filed via EDGAR with Post-Effective Amendment No. 45 (File No. 33-6931) on August 26, 2003, and incorporated herein by reference.


         e.1. Underwriting Agreement between Registrant and Phoenix Equity Planning Corporation ("PEPCO") dated November 19, 1997, filed via EDGAR as Exhibit 6.1 with Post-Effective Amendment No. 28 (File No. 33-6931) on February 13, 1998, and incorporated herein by reference.


         e.2.* Form of Sales Agreement between PEPCO and dealers effective July 1, 2005 filed via EDGAR herewith.

         f.* Form of Deferred Compensation Plan applicable to the Board of Trustees filed via EDGAR herewith.

         g.1. Custodian Contract between Registrant and State Street Bank and Trust Company dated May 1, 1997, filed via EDGAR as Exhibit 8 with Post-Effective Amendment No. 27 (File No. 33-6931) on October 27, 1997, and incorporated herein by reference.


         g.2. Amendment dated February 10, 2000 to Master Custodian Contract dated May 1, 1997 between Registrant and State Street Bank and Trust Company filed via EDGAR with Post-Effective Amendment No. 46 (File No. 33-6931) on August 23, 2004, and incorporated herein by reference.

         g.3. Amendment dated July 2, 2001 to Master Custodian Contract dated May 1, 1997 between Registrant and State Street Bank and Trust Company filed via EDGAR with Post-Effective Amendment No. 46 (File No. 33-6931) on August 23, 2004, and incorporated herein by reference.

         g.4. Amendment dated May 10, 2002 to Master Custodian Contract dated May 1, 1997 between Registrant and State Street Bank and Trust Company filed via EDGAR with Post-Effective Amendment No. 46 (File No. 33-6931) on August 23, 2004, and incorporated herein by reference.

         h.1. Transfer Agency and Service Agreement between Registrant and PEPCO dated June 1, 1994, filed via EDGAR as Exhibit 9.1 with Post-Effective Amendment No. 25 (File No. 33-6931) on August 20, 1997, and incorporated herein by reference.

         h.2. Sub-Transfer Agency Agreement between PEPCO and State Street Bank and Trust Company dated June 1, 1994, filed via EDGAR as
                Exhibit 9.2 with Post-Effective Amendment No. 29 (File No. 33-6931) on August 28, 1998, and incorporated herein by reference.

         h.3. Amended and Restated Financial Agent Agreement between Registrant and PEPCO dated November 19, 1997 filed via EDGAR as
                Exhibit 9.3 with Post-Effective Amendment No. 28 (File No. 33-6931) on February 13, 1998, and incorporated herein by reference.

         h.4. First Amendment to Financial Agent Agreement between Registrant and PEPCO, effective as of February 27, 1998, filed via EDGAR as
                Exhibit 9.4 with Post-Effective Amendment No. 29 (File No. 33-6931) on August 28, 1998, and incorporated herein by reference.

         h.5 Second Amendment to Financial Agent Agreement between Registrant and PEPCO, effective as of June 1, 1998, filed via EDGAR as
                Exhibit 9.5 with Post-Effective Amendment No. 29 (File No. 33-6931) on August 28, 1998, and incorporated herein by reference.

         h.6 Third Amendment to Amended and Restated Financial Agent Agreement between Registrant and PEPCO effective as of January 1, 2003 filed via EDGAR with Post-Effective Amendment No. 45 (File No. 33-6931) on August 26, 2003, and incorporated herein by reference.

         h.7 First Amendment to Transfer Agency and Service Agreement between Registrant and PEPCO dated February 28, 2004 filed via EDGAR with Post-Effective Amendment No. 46 (File No. 33-6931) on August 23, 2004, and incorporated herein by reference.


         i.*    Opinion as to legality of the shares filed via EDGAR herewith.

         j.* Consent of Independent Registered Public Accounting Firm filed via EDGAR herewith.


         k.     Not applicable.

         l.     None.

         m.1. Amended and Restated Distribution Plan for Class A Shares, effective August 27, 1997, filed via EDGAR as Exhibit 15.1 with Post-Effective Amendment No. 27 (File No. 33-6931) on October 27, 1997, and incorporated herein by reference.

         m.2. Distribution Plan for Class B Shares, effective May/June 2000, filed via EDGAR with Post-Effective Amendment No. 41 (File No. 33-6931) on August 28, 2000, and incorporated herein by reference.

         m.3 Distribution Plan for Class C Shares, effective May/June 2000, filed via EDGAR with Post-Effective Amendment No. 41 (File No. 33-6931) on August 28, 2000, and incorporated herein by reference.

         m.4 First Amendment to the Amended and Restated Distribution Plan for Class A Shares effective May 21, 2003 filed via EDGAR with Post-Effective Amendment No. 45 (File No. 33-6931) on August 26, 2003 and incorporated herein by reference.


         n.1.* 2004 Amended and Restated Rule 18f-3 Multi-Class Distribution Plan, adopted August 17, 2004, filed via EDGAR herewith.

         n.2* First Amendment to 2004 Amended and Restated Rule 18f-3 Multi-Class Distribution Plan, adopted August 17, 2004, filed via EDGAR herewith.

         n.3* Second Amendment to 2004 Amended and Restated Rule 18f-3 Multi-Class Distribution Plan, adopted August 17, 2004, filed via EDGAR herewith.


         o.     Reserved.

         p. Amended and Restated Code of Ethics of the Trust, its Adviser, Subadvisers and Distributor, effective May 2004, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 33-6931) on August 23, 2004, and incorporated herein by reference.

         q.1. Powers of Attorney for Ms. Curtiss filed via EDGAR with Post-Effective Amendment No. 43 (File No. 33-6931) on June 28, 2002 and incorporated herein by reference.


         q.2. Powers of Attorney for all Trustees filed via EDGAR with Post-Effective Amendment No. 47 (File No. 33-6931) on May 5, 2005, and incorporated herein by reference.
-------------------
*Filed herewith.



ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

   None.



ITEM 25. INDEMNIFICATION

   The Agreement and Declaration of Trust dated June 23, 2000 and the By Laws of the Registrant provide that no trustee or officer will be indemnified against any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties. The Management Agreement, Underwriting Agreement,

Master Custodian Agreement and Transfer Agency Agreement each provides that the Trust will indemnify the other party (or parties, as the case may be) to the agreement for certain losses.

   Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act"), may be available to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission ("SEC") such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER


See "Management of the Fund" in the Prospectus and "Services of the Adviser and Subadvisers" and "Management of the Trust" in the Statement of Additional Information, each of which is included in this Post-Effective Amendment to the Registration Statement. For information as to the business, profession, vocation or employment of a substantial nature of director and officers of the Adviser and Subadvisers, reference is made to their current Form ADV (PIC: SEC File No. 801-5995, Seneca: SEC File No. 801-51559, Bennett Lawrence: SEC File No. 801-49805 and CastleArk Management, LLC: SEC File No. 801-56239) filed under the Investment Advisers Act of 1940) and incorporated herein by reference.



ITEM 27. PRINCIPAL UNDERWRITER

   (a)  PEPCO serves as the principal underwriter for the following registrants:


        Phoenix Adviser Trust, Phoenix-Engemann Funds, Phoenix Equity Series Fund, Phoenix Equity Trust, Phoenix-Goodwin California Tax Exempt Bond Fund, Phoenix Institutional Mutual Funds, Phoenix Investment Series Fund, Phoenix Investment Trust 97, Phoenix-Kayne Funds, Phoenix Multi-Portfolio Fund, Phoenix Multi-Series Trust, Phoenix PHOLIOs, Phoenix Portfolios, Phoenix-Seneca Funds, Phoenix Series Fund, Phoenix Strategic Equity Series Fund, Phoenix Life Variable Universal Life Account, Phoenix Life Variable Accumulation Account, PHL Variable Accumulation Account, Phoenix Life and Annuity Variable Universal Life Account, PHLVIC Variable Universal Life Account and PHL Variable Separate Account MVA1.


   (b)  Directors and Executive Officers of PEPCO are as follows:

        NAME AND                                POSITIONS AND OFFICES                 POSITIONS AND OFFICES WITH
        PRINCIPAL ADDRESS                       WITH DISTRIBUTOR                      REGISTRANT
        -----------------                       ----------------                      --------------------------

        George R. Aylward                       Executive Vice President              Executive Vice President
        56 Prospect Street
        P.O. Box 150480
        Hartford, CT 06115-0480


        John H. Beers                           Vice President                        None
        One American Row                        and Secretary
        P.O. Box 5056
        Hartford, CT 06115

        Nancy J. Engberg                        Vice President, Chief                 Anti-Money Laundering Officer
        One American Row                        Compliance Officer and                and Assistant Secretary
        P.O. Box 5056                           Anti-Money Laundering Officer
        Hartford, CT 06115

        Daniel T. Geraci                        Director, Chairman of the Board       President
        56 Prospect Street                      and Chief Sales and
        P.O. Box 150480                         Marketing Officer
        Hartford, CT 06115-0480

        Michael E. Haylon                       Director                              None
        One American Row
        P.O. Box 5056
        Hartford, CT 06115

        Glenn H. Pease                          Vice President, Finance and           None
        56 Prospect Street                      Treasurer
        P.O. Box 150480
        Hartford, CT 06115-0480


        NAME AND                                POSITIONS AND OFFICES                 POSITIONS AND OFFICES WITH
        PRINCIPAL ADDRESS                       WITH DISTRIBUTOR                      REGISTRANT
        -----------------                       ----------------                      --------------------------

        Jacqueline M. Porter                    Assistant Vice President,             Vice President and
        56 Prospect Street                      Mutual Fund Tax                       Assistant Treasurer
        P.O. Box 150480
        Hartford, CT 06115-0480

        John F. Sharry                          President, Sales                      None
        56 Prospect Street
        P.O. Box 150480
        Hartford, CT 06115-0480

        Francis G. Waltman                      Senior Vice President                 Senior Vice President
        56 Prospect Street                      and Chief Administrative
        P.O. Box 150480                         Officer
        Hartford, CT 06115-0480

        James D. Wehr                           Director                              None
        56 Prospect Street
        P.O. Box 150480
        Hartford, CT 06115-0480

   (c) To the best of the Registrant's knowledge, no commissions or other compensation was received by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such affiliated person, directly or indirectly, from the Registrant during the Registrant's last fiscal year.


ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

    Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder include:


Secretary of the Fund:                                             Principal Underwriter, Financial Agent and Transfer Agent:
     Kevin J. Carr, Esq.                                                 Phoenix Equity Planning Corporation
     One American Row                                                    One American Row
     P.O. Box 5056 P.O. Box 5056                                         Hartford, CT 06102-5056
     Hartford, CT 06102-5056


Investment Adviser:                                                Custodian and Dividend Dispersing Agent:
     Phoenix Investment Counsel, Inc.                                    State Street Bank and Trust Company
     56 Prospect Street                                                  P.O. Box 351
     P.O. Box 150480                                                     Boston, MA 02101
     Hartford, CT 06115-0480


Subadviser for Dynamic Growth Fund:
     Bennett Lawrence Management, LLC
     757 Third Avenue, 19th Floor
     New York, NY 10017

Subadviser for Fundamental Growth Fund:
     CastleArk Management, LLC
     1 North Wacker Drive
     Suite 3950
     Chicago, IL 60606

Subadviser for Large-Cap Growth and Strategic Growth Funds:
     Seneca Capital Management LLC
     909 Montgomery Street
     San Francisco, CA 94133



ITEM 29. MANAGEMENT SERVICES


   None.


ITEM 30. UNDERTAKINGS


   None.

                                   SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act 1940, as amended, the Fund has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford, and State of Connecticut on the 22nd day of July, 2005.



                                                              PHOENIX STRATEGIC EQUITY SERIES FUND

ATTEST: /s/ KEVIN J. CARR                                         BY: /s/ DANIEL T. GERACI
        ----------------------------------------                      ----------------------------------------
            KEVIN J. CARR                                                 DANIEL T. GERACI
            SECRETARY                                                     PRESIDENT


   Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities indicated, on this 22nd day of July, 2005.


                     SIGNATURE                                                  TITLE
                     ---------                                                  -----

                                                                                Trustee
       ---------------------------------------
                 E. Virgil Conway*


                                                                                Chief Financial Officer and
                /s/ Nancy G. Curtiss                                            Treasurer (principal financial
       ---------------------------------------                                  and accounting officer)
                    Nancy G. Curtiss

                                                                                Trustee
       ---------------------------------------
                Harry Dalzell-Payne*

                                                                                Trustee
       ---------------------------------------
                  S. Leland Dill*


                /s/Daniel T. Geraci                                             President (principal executive
       ---------------------------------------                                  officer)
                  Daniel T. Geraci

                                                                                Trustee
       ---------------------------------------
                Francis E. Jeffries*

                                                                                Trustee
       ---------------------------------------
                 Leroy Keith, Jr.*

                                                                                Trustee
       ---------------------------------------
                Marilyn E. LaMarche*
                                                                                Trustee and Chairman

       ---------------------------------------
               Philip R. McLoughlin*
                                                                                Trustee

       ---------------------------------------
               Geraldine M. McNamara*
                                                                                Trustee

       ---------------------------------------
                 Everett L. Morris*
                                                                                Trustee

       ---------------------------------------
                  James M. Oates*
                                                                                Trustee

       ---------------------------------------
                 Donald B. Romans*
                                                                                Trustee

       ---------------------------------------
                Richard E. Segerson*
                                                                                Trustee

       ---------------------------------------
              Ferdinand L. J. Verdonck*
                                                                                Trustee

       ---------------------------------------
              Lowell P. Weicker, Jr.*


*By /s/ Daniel T. Geraci
    ----------------------------------------
* Daniel T. Geraci, Attorney-in-fact pursuant to powers of attorney.


                                      S-1